UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class Z : FIKYX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 52	0.47%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	18.29%	6.11%	5.81%
Fidelity Asset Manager 40% Composite Index℠	18.25%	5.77%	5.83%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.5
US Treasury Bonds	4.7
Fannie Mae Mortgage pass-thru certificates	2.3
Microsoft Corp	2.1
Ginnie Mae II Pool	1.9
Freddie Mac Gold Pool	1.7
Apple Inc	1.4
NVIDIA Corp	1.4
Fidelity Hedged Equity ETF	1.3
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913771.100    3257-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class C : FEYCX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 190	1.68%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	24.90%	9.87%	8.02%
Class C	25.90%	9.87%	8.02%
Fidelity Asset Manager 85% Composite Index℠	28.22%	10.96%	9.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	14.7
Industrials	10.4
Health Care	9.4
Consumer Discretionary	9.0
Communication Services	5.7
Consumer Staples	4.6
Materials	3.6
Energy	2.6
Real Estate	1.9
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.0
Microsoft Corp	3.5
Apple Inc	2.5
NVIDIA Corp	2.2
Amazon.com Inc	2.0
Alphabet Inc Class A	1.7
Meta Platforms Inc Class A	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.3
Fidelity Hedged Equity ETF	1.2
US Treasury Bonds	1.2
21.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913745.100    1773-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class Z : FIKVX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 49	0.45%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	13.85%	3.74%	4.00%
Fidelity Asset Manager 20% Composite Index℠	13.49%	3.57%	4.04%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Fidelity Hedged Equity ETF	1.3
Microsoft Corp	1.3
Uniform Mortgage Backed Securities	1.0
Apple Inc	0.8
36.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913742.100    3255-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class Z : FIQBX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.56%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	24.16%	9.45%	8.14%
Fidelity Asset Manager 70% Composite Index℠	24.83%	9.25%	8.42%
S&P 500® Index	36.35%	15.98%	13.87%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.2
Financials	12.5
Industrials	9.1
Health Care	8.0
Consumer Discretionary	8.0
Communication Services	5.0
Consumer Staples	3.8
Materials	3.0
Energy	2.4
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.2
Microsoft Corp	3.1
US Treasury Bonds	2.3
Apple Inc	2.2
NVIDIA Corp	1.9
Amazon.com Inc	1.8
Alphabet Inc Class A	1.6
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.3
Taiwan Semiconductor Manufacturing Co Ltd	1.1
23.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913737.100    3260-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class M : FFTMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.10%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	15.45%	5.79%	5.34%
Class M (without 3.50% sales charge)	19.64%	6.55%	5.71%
Fidelity Asset Manager 50% Composite Index℠	20.52%	6.91%	6.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
US Treasury Bonds	4.0
Microsoft Corp	2.5
Fannie Mae Mortgage pass-thru certificates	1.9
Apple Inc	1.7
Ginnie Mae II Pool	1.6
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.4
Amazon.com Inc	1.4
Fidelity Hedged Equity ETF	1.3
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913721.100    1769-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class M : FTDWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	1.02%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	9.20%	2.40%	2.77%
Class M (without 3.50% sales charge)	13.16%	3.13%	3.14%
Fidelity Asset Manager 20% Composite Index℠	13.49%	3.57%	3.67%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Fidelity Hedged Equity ETF	1.3
Microsoft Corp	1.3
Uniform Mortgage Backed Securities	1.0
Apple Inc	0.8
36.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913740.100    1764-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class A : FTAWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.77%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	6.90%	2.17%	2.79%
Class A (without 5.75% sales charge)	13.42%	3.39%	3.40%
Fidelity Asset Manager 20% Composite Index℠	13.49%	3.57%	3.67%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Fidelity Hedged Equity ETF	1.3
Microsoft Corp	1.3
Uniform Mortgage Backed Securities	1.0
Apple Inc	0.8
36.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913738.100    1761-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class C : FFNCX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 167	1.54%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	16.03%	4.95%	4.58%
Class C	17.03%	4.95%	4.58%
Fidelity Asset Manager 40% Composite Index℠	18.25%	5.77%	5.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.5
US Treasury Bonds	4.7
Fannie Mae Mortgage pass-thru certificates	2.3
Microsoft Corp	2.1
Ginnie Mae II Pool	1.9
Freddie Mac Gold Pool	1.7
Apple Inc	1.4
NVIDIA Corp	1.4
Fidelity Hedged Equity ETF	1.3
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913768.100    1968-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Asset Manager® 50% : FASMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 61	0.56%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 50%	20.37%	7.14%	6.30%
Fidelity Asset Manager 50% Composite Index℠	20.52%	6.91%	6.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
US Treasury Bonds	4.0
Microsoft Corp	2.5
Fannie Mae Mortgage pass-thru certificates	1.9
Apple Inc	1.7
Ginnie Mae II Pool	1.6
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.4
Amazon.com Inc	1.4
Fidelity Hedged Equity ETF	1.3
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913723.100    314-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Health Savings Fund Fidelity® Health Savings Fund Class K : FHLKX

This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.35%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection modestly detracted.
•The fund's core equity allocation strategy contributed to relative performance, driven by outsized exposure to international developed- and emerging-markets stocks. The portfolio's equal-weight positioning in U.S. equities had a neutral effect versus the Composite index. Small, out-of-benchmark allocations to real estate investment trusts and commodities also did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning slightly weighed on performance compared with the index. Here, an underweight in investment-grade bonds in favor of higher-risk fixed income categories was beneficial. In contrast, an overweight allocation to Treasury Inflation-Protected Securities and an out-of-benchmark cash stake detracted from the portfolio's relative return.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-markets stocks, on the other hand, aided the fund's relative return. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, REITs and insurance companies, along with long-term government-agency mortgage-backed securities, contributed the most. Picks in emerging-markets debt was beneficial as well.
•As of September 30, the fund was overweight international developed-market and emerging-markets equities, with a slight overweight in U.S. stocks. Exposure to investment-grade and long-term U.S. Treasurys stayed below the portfolio's target weightings, while the allocation to TIPS remained above.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2020 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	17.19%	3.92%
Fidelity Health Savings Composite Index℠	16.27%	4.42%
Fidelity Health Savings Extended Composite Index℠	17.35%	3.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.51%
A   From March 2, 2020

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$61,183,047
Number of Holdings	12
Total Advisory Fee	$224,999
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	21.0
US Treasury Notes	17.3
Fidelity Long-Term Treasury Bond Index Fund	5.8
US Treasury Bonds	3.6
Microsoft Corp	1.4
Apple Inc	1.1
Fannie Mae Mortgage pass-thru certificates	0.9
NVIDIA Corp	0.9
Ginnie Mae II Pool	0.8
Amazon.com Inc	0.8
53.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913784.100    6048-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class A : FAASX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.93%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	16.62%	7.77%	6.88%
Class A (without 5.75% sales charge)	23.74%	9.05%	7.52%
Fidelity Asset Manager 70% Composite Index℠	24.83%	9.25%	8.10%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.2
Financials	12.5
Industrials	9.1
Health Care	8.0
Consumer Discretionary	8.0
Communication Services	5.0
Consumer Staples	3.8
Materials	3.0
Energy	2.4
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.2
Microsoft Corp	3.1
US Treasury Bonds	2.3
Apple Inc	2.2
NVIDIA Corp	1.9
Amazon.com Inc	1.8
Alphabet Inc Class A	1.6
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.3
Taiwan Semiconductor Manufacturing Co Ltd	1.1
23.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913732.100    2108-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Asset Manager® 30% : FTANX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 53	0.49%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 30%	16.20%	4.88%	4.67%
Fidelity Asset Manager 30% Composite Index℠	16.01%	4.62%	4.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Microsoft Corp	1.5
Fidelity Hedged Equity ETF	1.3
Apple Inc	1.1
NVIDIA Corp	1.1
37.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913760.100    1957-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class Z : FIQAX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.57%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	22.40%	8.26%	7.34%
Fidelity Asset Manager 60% Composite Index℠	22.83%	8.02%	7.55%
S&P 500® Index	36.35%	15.98%	13.87%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	15.2
Financials	11.1
Industrials	7.6
Health Care	6.9
Consumer Discretionary	6.9
Communication Services	4.5
Consumer Staples	3.1
Materials	2.5
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.4
US Treasury Bonds	3.4
Microsoft Corp	2.7
Apple Inc	1.9
NVIDIA Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.6
Amazon.com Inc	1.6
Ginnie Mae II Pool	1.4
Alphabet Inc Class A	1.4
Fidelity Hedged Equity ETF	1.3
27.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913777.100    3259-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Asset Manager® 40% : FFANX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 55	0.51%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 40%	18.24%	6.07%	5.54%
Fidelity Asset Manager 40% Composite Index℠	18.25%	5.77%	5.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.5
US Treasury Bonds	4.7
Fannie Mae Mortgage pass-thru certificates	2.3
Microsoft Corp	2.1
Ginnie Mae II Pool	1.9
Freddie Mac Gold Pool	1.7
Apple Inc	1.4
NVIDIA Corp	1.4
Fidelity Hedged Equity ETF	1.3
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913766.100    1958-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Balanced Allocation Fund Balanced Allocation Fund : FRYBX

This annual shareholder report contains information about Balanced Allocation Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Balanced Allocation Fund	21.17%	4.21%
Balanced Allocation Composite Index℠	21.21%	4.26%
S&P 500® Index	36.35%	10.77%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$822,057
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	40.0
Fidelity Total Market Index Fund	35.1
Fidelity Total International Index Fund	15.0
Fidelity Short-Term Bond Index Fund	9.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913792.100    6498-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class A : FFNAX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 86	0.79%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	11.11%	4.50%	4.60%
Class A (without 5.75% sales charge)	17.89%	5.74%	5.22%
Fidelity Asset Manager 40% Composite Index℠	18.25%	5.77%	5.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.5
US Treasury Bonds	4.7
Fannie Mae Mortgage pass-thru certificates	2.3
Microsoft Corp	2.1
Ginnie Mae II Pool	1.9
Freddie Mac Gold Pool	1.7
Apple Inc	1.4
NVIDIA Corp	1.4
Fidelity Hedged Equity ETF	1.3
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913767.100    1966-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class C : FCANX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 165	1.53%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	13.98%	3.78%	3.71%
Class C	14.98%	3.78%	3.71%
Fidelity Asset Manager 30% Composite Index℠	16.01%	4.62%	4.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Microsoft Corp	1.5
Fidelity Hedged Equity ETF	1.3
Apple Inc	1.1
NVIDIA Corp	1.1
37.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913762.100    1963-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class M : FEYTX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.18%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	22.13%	9.65%	8.00%
Class M (without 3.50% sales charge)	26.56%	10.44%	8.38%
Fidelity Asset Manager 85% Composite Index℠	28.22%	10.96%	9.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	14.7
Industrials	10.4
Health Care	9.4
Consumer Discretionary	9.0
Communication Services	5.7
Consumer Staples	4.6
Materials	3.6
Energy	2.6
Real Estate	1.9
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.0
Microsoft Corp	3.5
Apple Inc	2.5
NVIDIA Corp	2.2
Amazon.com Inc	2.0
Alphabet Inc Class A	1.7
Meta Platforms Inc Class A	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.3
Fidelity Hedged Equity ETF	1.2
US Treasury Bonds	1.2
21.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913746.100    1774-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class C : FFCMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.59%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	18.05%	6.02%	5.34%
Class C	19.05%	6.02%	5.34%
Fidelity Asset Manager 50% Composite Index℠	20.52%	6.91%	6.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
US Treasury Bonds	4.0
Microsoft Corp	2.5
Fannie Mae Mortgage pass-thru certificates	1.9
Apple Inc	1.7
Ginnie Mae II Pool	1.6
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.4
Amazon.com Inc	1.4
Fidelity Hedged Equity ETF	1.3
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913720.100    1768-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class M : FSATX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.18%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	17.41%	6.83%	6.07%
Class M (without 3.50% sales charge)	21.67%	7.59%	6.45%
Fidelity Asset Manager 60% Composite Index℠	22.83%	8.02%	7.25%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	15.2
Financials	11.1
Industrials	7.6
Health Care	6.9
Consumer Discretionary	6.9
Communication Services	4.5
Consumer Staples	3.1
Materials	2.5
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.4
US Treasury Bonds	3.4
Microsoft Corp	2.7
Apple Inc	1.9
NVIDIA Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.6
Amazon.com Inc	1.6
Ginnie Mae II Pool	1.4
Alphabet Inc Class A	1.4
Fidelity Hedged Equity ETF	1.3
27.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913775.100    1974-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class I : FEYIX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.68%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	27.20%	11.00%	8.97%
Fidelity Asset Manager 85% Composite Index℠	28.22%	10.96%	9.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	14.7
Industrials	10.4
Health Care	9.4
Consumer Discretionary	9.0
Communication Services	5.7
Consumer Staples	4.6
Materials	3.6
Energy	2.6
Real Estate	1.9
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.0
Microsoft Corp	3.5
Apple Inc	2.5
NVIDIA Corp	2.2
Amazon.com Inc	2.0
Alphabet Inc Class A	1.7
Meta Platforms Inc Class A	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.3
Fidelity Hedged Equity ETF	1.2
US Treasury Bonds	1.2
21.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913747.100    1775-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Asset Manager® 70% : FASGX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 71	0.64%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 70%	24.06%	9.37%	7.85%
Fidelity Asset Manager 70% Composite Index℠	24.83%	9.25%	8.10%
S&P 500® Index	36.35%	15.98%	13.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.2
Financials	12.5
Industrials	9.1
Health Care	8.0
Consumer Discretionary	8.0
Communication Services	5.0
Consumer Staples	3.8
Materials	3.0
Energy	2.4
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.2
Microsoft Corp	3.1
US Treasury Bonds	2.3
Apple Inc	2.2
NVIDIA Corp	1.9
Amazon.com Inc	1.8
Alphabet Inc Class A	1.6
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.3
Taiwan Semiconductor Manufacturing Co Ltd	1.1
23.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913736.100    321-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class C : FSCNX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.69%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	20.02%	7.04%	6.07%
Class C	21.02%	7.04%	6.07%
Fidelity Asset Manager 60% Composite Index℠	22.83%	8.02%	7.25%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	15.2
Financials	11.1
Industrials	7.6
Health Care	6.9
Consumer Discretionary	6.9
Communication Services	4.5
Consumer Staples	3.1
Materials	2.5
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.4
US Treasury Bonds	3.4
Microsoft Corp	2.7
Apple Inc	1.9
NVIDIA Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.6
Amazon.com Inc	1.6
Ginnie Mae II Pool	1.4
Alphabet Inc Class A	1.4
Fidelity Hedged Equity ETF	1.3
27.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913774.100    1973-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class M : FTTNX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 112	1.04%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	11.55%	3.58%	3.71%
Class M (without 3.50% sales charge)	15.59%	4.32%	4.09%
Fidelity Asset Manager 30% Composite Index℠	16.01%	4.62%	4.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Microsoft Corp	1.5
Fidelity Hedged Equity ETF	1.3
Apple Inc	1.1
NVIDIA Corp	1.1
37.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913763.100    1964-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class M : FTASX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.17%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	19.10%	8.01%	6.87%
Class M (without 3.50% sales charge)	23.42%	8.78%	7.25%
Fidelity Asset Manager 70% Composite Index℠	24.83%	9.25%	8.10%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.2
Financials	12.5
Industrials	9.1
Health Care	8.0
Consumer Discretionary	8.0
Communication Services	5.0
Consumer Staples	3.8
Materials	3.0
Energy	2.4
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.2
Microsoft Corp	3.1
US Treasury Bonds	2.3
Apple Inc	2.2
NVIDIA Corp	1.9
Amazon.com Inc	1.8
Alphabet Inc Class A	1.6
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.3
Taiwan Semiconductor Manufacturing Co Ltd	1.1
23.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913734.100    2111-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Aggressive Growth Allocation Fund Aggressive Growth Allocation Fund : FRAGX

This annual shareholder report contains information about Aggressive Growth Allocation Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Aggressive Growth Allocation Fund	28.94%	6.88%
Aggressive Growth Allocation Composite Index℠	29.01%	6.95%
S&P 500® Index	36.35%	10.77%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,316,930
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	7%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	60.1
Fidelity Total International Index Fund	24.9
Fidelity U.S. Bond Index Fund	15.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913794.100    6501-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class I : FFNIX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	0.53%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	18.21%	6.02%	5.50%
Fidelity Asset Manager 40% Composite Index℠	18.25%	5.77%	5.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.5
US Treasury Bonds	4.7
Fannie Mae Mortgage pass-thru certificates	2.3
Microsoft Corp	2.1
Ginnie Mae II Pool	1.9
Freddie Mac Gold Pool	1.7
Apple Inc	1.4
NVIDIA Corp	1.4
Fidelity Hedged Equity ETF	1.3
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913770.100    1970-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class A : FFAMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.85%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.07%	5.55%	5.35%
Class A (without 5.75% sales charge)	19.97%	6.81%	5.98%
Fidelity Asset Manager 50% Composite Index℠	20.52%	6.91%	6.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
US Treasury Bonds	4.0
Microsoft Corp	2.5
Fannie Mae Mortgage pass-thru certificates	1.9
Apple Inc	1.7
Ginnie Mae II Pool	1.6
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.4
Amazon.com Inc	1.4
Fidelity Hedged Equity ETF	1.3
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913719.100    1766-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Moderate with Income Allocation Fund Moderate with Income Allocation Fund : FMWIX

This annual shareholder report contains information about Moderate with Income Allocation Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate with Income Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Moderate with Income Allocation Fund	16.82%	2.77%
Moderate with Income Allocation Composite Index℠	16.78%	2.78%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.35%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$310,036
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	50.0
Fidelity Total Market Index Fund	21.1
Fidelity Short-Term Bond Index Fund	19.9
Fidelity Total International Index Fund	9.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913791.100    6497-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Multi-Asset Fund Fidelity® Sustainable Multi-Asset Fund : FYMRX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 6	0.05%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Multi-Asset Fund	26.26%	4.45%
Sustainable Multi Asset Composite Index	26.20%	5.71%
S&P 500® Index	36.35%	11.54%
A   From February 10, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.0
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	13.1
Fidelity Sustainable U.S. Equity ETF	12.5
Fidelity Inflation-Protected Bond Index Fund	7.5
Fidelity Sustainable Emerging Markets Equity Fund	5.5
Fidelity Long-Term Treasury Bond Index Fund	2.7
Fidelity Sustainable Low Duration Bond Fund	1.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913786.100    6477-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class I : FAAIX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.67%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	24.03%	9.34%	7.81%
Fidelity Asset Manager 70% Composite Index℠	24.83%	9.25%	8.10%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.2
Financials	12.5
Industrials	9.1
Health Care	8.0
Consumer Discretionary	8.0
Communication Services	5.0
Consumer Staples	3.8
Materials	3.0
Energy	2.4
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.2
Microsoft Corp	3.1
US Treasury Bonds	2.3
Apple Inc	2.2
NVIDIA Corp	1.9
Amazon.com Inc	1.8
Alphabet Inc Class A	1.6
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.3
Taiwan Semiconductor Manufacturing Co Ltd	1.1
23.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913735.100    2112-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Asset Manager® 20% : FASIX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 51	0.48%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 20%	13.74%	3.69%	3.72%
Fidelity Asset Manager 20% Composite Index℠	13.49%	3.57%	3.67%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Fidelity Hedged Equity ETF	1.3
Microsoft Corp	1.3
Uniform Mortgage Backed Securities	1.0
Apple Inc	0.8
36.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913743.100    328-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Asset Manager® 60% : FSANX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 71	0.64%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 60%	22.31%	8.19%	7.05%
Fidelity Asset Manager 60% Composite Index℠	22.83%	8.02%	7.25%
S&P 500® Index	36.35%	15.98%	13.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	15.2
Financials	11.1
Industrials	7.6
Health Care	6.9
Consumer Discretionary	6.9
Communication Services	4.5
Consumer Staples	3.1
Materials	2.5
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.4
US Treasury Bonds	3.4
Microsoft Corp	2.7
Apple Inc	1.9
NVIDIA Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.6
Amazon.com Inc	1.6
Ginnie Mae II Pool	1.4
Alphabet Inc Class A	1.4
Fidelity Hedged Equity ETF	1.3
27.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913772.100    1959-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Asset Manager® 85% : FAMRX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 74	0.65%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 85%	27.23%	11.04%	9.00%
Fidelity Asset Manager 85% Composite Index℠	28.22%	10.96%	9.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	14.7
Industrials	10.4
Health Care	9.4
Consumer Discretionary	9.0
Communication Services	5.7
Consumer Staples	4.6
Materials	3.6
Energy	2.6
Real Estate	1.9
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.0
Microsoft Corp	3.5
Apple Inc	2.5
NVIDIA Corp	2.2
Amazon.com Inc	2.0
Alphabet Inc Class A	1.7
Meta Platforms Inc Class A	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.3
Fidelity Hedged Equity ETF	1.2
US Treasury Bonds	1.2
21.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913749.100    347-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class I : FSNIX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.69%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	22.23%	8.13%	7.01%
Fidelity Asset Manager 60% Composite Index℠	22.83%	8.02%	7.25%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	15.2
Financials	11.1
Industrials	7.6
Health Care	6.9
Consumer Discretionary	6.9
Communication Services	4.5
Consumer Staples	3.1
Materials	2.5
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.4
US Treasury Bonds	3.4
Microsoft Corp	2.7
Apple Inc	1.9
NVIDIA Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.6
Amazon.com Inc	1.6
Ginnie Mae II Pool	1.4
Alphabet Inc Class A	1.4
Fidelity Hedged Equity ETF	1.3
27.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913776.100    1975-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class C : FTCWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 160	1.51%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	11.52%	2.61%	2.77%
Class C	12.52%	2.61%	2.77%
Fidelity Asset Manager 20% Composite Index℠	13.49%	3.57%	3.67%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Fidelity Hedged Equity ETF	1.3
Microsoft Corp	1.3
Uniform Mortgage Backed Securities	1.0
Apple Inc	0.8
36.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913739.100    1763-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class Z : FIKZX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	0.48%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	20.41%	7.21%	6.60%
Fidelity Asset Manager 50% Composite Index℠	20.52%	6.91%	6.70%
S&P 500® Index	36.35%	15.98%	13.87%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
US Treasury Bonds	4.0
Microsoft Corp	2.5
Fannie Mae Mortgage pass-thru certificates	1.9
Apple Inc	1.7
Ginnie Mae II Pool	1.6
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.4
Amazon.com Inc	1.4
Fidelity Hedged Equity ETF	1.3
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913724.100    3258-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class M : FYMMX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	0.55%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	21.15%	2.53%
Class M (without 3.50% sales charge)	25.55%	3.92%
Sustainable Multi Asset Composite Index	26.20%	5.71%
S&P 500® Index	36.35%	11.54%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.0
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	13.1
Fidelity Sustainable U.S. Equity ETF	12.5
Fidelity Inflation-Protected Bond Index Fund	7.5
Fidelity Sustainable Emerging Markets Equity Fund	5.5
Fidelity Long-Term Treasury Bond Index Fund	2.7
Fidelity Sustainable Low Duration Bond Fund	1.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913789.100    6480-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class A : FYMAX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.30%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	18.71%	1.87%
Class A (without 5.75% sales charge)	25.95%	4.18%
Sustainable Multi Asset Composite Index	26.20%	5.71%
S&P 500® Index	36.35%	11.54%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.0
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	13.1
Fidelity Sustainable U.S. Equity ETF	12.5
Fidelity Inflation-Protected Bond Index Fund	7.5
Fidelity Sustainable Emerging Markets Equity Fund	5.5
Fidelity Long-Term Treasury Bond Index Fund	2.7
Fidelity Sustainable Low Duration Bond Fund	1.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913787.100    6478-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Health Savings Fund Fidelity® Health Savings Fund : FHLSX

This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 49	0.45%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection modestly detracted.
•The fund's core equity allocation strategy contributed to relative performance, driven by outsized exposure to international developed- and emerging-markets stocks. The portfolio's equal-weight positioning in U.S. equities had a neutral effect versus the Composite index. Small, out-of-benchmark allocations to real estate investment trusts and commodities also did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning slightly weighed on performance compared with the index. Here, an underweight in investment-grade bonds in favor of higher-risk fixed income categories was beneficial. In contrast, an overweight allocation to Treasury Inflation-Protected Securities and an out-of-benchmark cash stake detracted from the portfolio's relative return.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-markets stocks, on the other hand, aided the fund's relative return. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, REITs and insurance companies, along with long-term government-agency mortgage-backed securities, contributed the most. Picks in emerging-markets debt was beneficial as well.
•As of September 30, the fund was overweight international developed-market and emerging-markets equities, with a slight overweight in U.S. stocks. Exposure to investment-grade and long-term U.S. Treasurys stayed below the portfolio's target weightings, while the allocation to TIPS remained above.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2020 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Health Savings Fund	17.02%	3.83%
Fidelity Health Savings Composite Index℠	16.27%	4.42%
Fidelity Health Savings Extended Composite Index℠	17.35%	3.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.51%
A   From March 2, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$61,183,047
Number of Holdings	12
Total Advisory Fee	$224,999
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	21.0
US Treasury Notes	17.3
Fidelity Long-Term Treasury Bond Index Fund	5.8
US Treasury Bonds	3.6
Microsoft Corp	1.4
Apple Inc	1.1
Fannie Mae Mortgage pass-thru certificates	0.9
NVIDIA Corp	0.9
Ginnie Mae II Pool	0.8
Amazon.com Inc	0.8
53.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913783.100    6046-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class A : FSAAX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.94%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	14.94%	6.59%	6.09%
Class A (without 5.75% sales charge)	21.95%	7.86%	6.72%
Fidelity Asset Manager 60% Composite Index℠	22.83%	8.02%	7.25%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	15.2
Financials	11.1
Industrials	7.6
Health Care	6.9
Consumer Discretionary	6.9
Communication Services	4.5
Consumer Staples	3.1
Materials	2.5
Energy	2.0
Real Estate	1.5
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.4
US Treasury Bonds	3.4
Microsoft Corp	2.7
Apple Inc	1.9
NVIDIA Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.6
Amazon.com Inc	1.6
Ginnie Mae II Pool	1.4
Alphabet Inc Class A	1.4
Fidelity Hedged Equity ETF	1.3
27.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913773.100    1971-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class Z : FIKWX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 51	0.47%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	16.27%	4.92%	4.93%
Fidelity Asset Manager 30% Composite Index℠	16.01%	4.62%	4.93%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Microsoft Corp	1.5
Fidelity Hedged Equity ETF	1.3
Apple Inc	1.1
NVIDIA Corp	1.1
37.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913765.100    3256-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Health Savings Index Fund Fidelity® Health Savings Index Fund : FHSNX

This annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 11	0.10%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection modestly detracted.
•The Fund's core equity allocation strategy contributed to relative performance, driven by outsized exposure to international developed- and emerging-markets stocks. The portfolio's equal-weight positioning in U.S. equities had a neutral effect versus the Composite index. Small, out-of-benchmark allocations to real estate investment trusts and commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning slightly weighed on performance compared with the index. Here, an underweight in investment-grade bonds in favor of higher-risk fixed income categories was beneficial. In contrast, an overweight allocation to Treasury Inflation-Protected Securities and an out-of-benchmark cash stake detracted from the portfolio's relative return.
•As for security selection, the fund's U.S. equity and non-U.S. investment-grade bond investments were the biggest relative detractors this period. On the plus side, investment choices among international developed- and emerging-markets stocks, as well as U.S. investment-grade bonds, was beneficial.
•As of September 30, the fund was overweight international developed-market and emerging-markets equities, with a slight overweight in U.S. stocks. Exposure to investment-grade and long-term U.S. Treasurys stayed below the portfolio's target weightings, while the allocation to TIPS remained above.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2020 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Health Savings Index Fund	17.46%	3.49%
Fidelity Health Savings Composite Index℠	16.27%	4.42%
Fidelity Health Savings Extended Composite Index℠	17.35%	3.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.51%
A   From March 2, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$28,519,488
Number of Holdings	11
Total Advisory Fee	$26,569
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	21.0
Fidelity Total Market Index Fund	18.9
Fidelity U.S. Bond Index Fund	16.0
US Treasury Notes	11.9
Fidelity International Index Fund	10.6
iShares JP Morgan USD Emerging Markets Bond ETF	9.1
Fidelity Long-Term Treasury Bond Index Fund	5.8
Fidelity Emerging Markets Index Fund	4.7
US Treasury Bonds	1.5
Fidelity Commodity Strategy Fund	0.2
99.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913785.100    6047-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class I : FYMIX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 6	0.05%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	26.26%	4.45%
Sustainable Multi Asset Composite Index	26.20%	5.71%
S&P 500® Index	36.35%	11.54%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.0
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	13.1
Fidelity Sustainable U.S. Equity ETF	12.5
Fidelity Inflation-Protected Bond Index Fund	7.5
Fidelity Sustainable Emerging Markets Equity Fund	5.5
Fidelity Long-Term Treasury Bond Index Fund	2.7
Fidelity Sustainable Low Duration Bond Fund	1.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913790.100    6481-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class I : FTINX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 57	0.53%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	16.02%	4.83%	4.61%
Fidelity Asset Manager 30% Composite Index℠	16.01%	4.62%	4.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Microsoft Corp	1.5
Fidelity Hedged Equity ETF	1.3
Apple Inc	1.1
NVIDIA Corp	1.1
37.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913764.100    1965-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class I : FFIMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 65	0.59%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	20.26%	7.11%	6.26%
Fidelity Asset Manager 50% Composite Index℠	20.52%	6.91%	6.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.6
US Treasury Bonds	4.0
Microsoft Corp	2.5
Fannie Mae Mortgage pass-thru certificates	1.9
Apple Inc	1.7
Ginnie Mae II Pool	1.6
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.4
Amazon.com Inc	1.4
Fidelity Hedged Equity ETF	1.3
29.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913722.100    1770-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class Z : FIQCX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.57%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	27.36%	11.13%	9.29%
Fidelity Asset Manager 85% Composite Index℠	28.22%	10.96%	9.66%
S&P 500® Index	36.35%	15.98%	13.87%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	14.7
Industrials	10.4
Health Care	9.4
Consumer Discretionary	9.0
Communication Services	5.7
Consumer Staples	4.6
Materials	3.6
Energy	2.6
Real Estate	1.9
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.0
Microsoft Corp	3.5
Apple Inc	2.5
NVIDIA Corp	2.2
Amazon.com Inc	2.0
Alphabet Inc Class A	1.7
Meta Platforms Inc Class A	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.3
Fidelity Hedged Equity ETF	1.2
US Treasury Bonds	1.2
21.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913748.100    3261-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class C : FCASX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.67%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	21.78%	8.23%	6.88%
Class C	22.78%	8.23%	6.88%
Fidelity Asset Manager 70% Composite Index℠	24.83%	9.25%	8.10%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.2
Financials	12.5
Industrials	9.1
Health Care	8.0
Consumer Discretionary	8.0
Communication Services	5.0
Consumer Staples	3.8
Materials	3.0
Energy	2.4
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.2
Microsoft Corp	3.1
US Treasury Bonds	2.3
Apple Inc	2.2
NVIDIA Corp	1.9
Amazon.com Inc	1.8
Alphabet Inc Class A	1.6
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.3
Taiwan Semiconductor Manufacturing Co Ltd	1.1
23.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913733.100    2110-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class A : FEYAX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.94%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	19.53%	9.41%	8.03%
Class A (without 5.75% sales charge)	26.82%	10.71%	8.67%
Fidelity Asset Manager 85% Composite Index℠	28.22%	10.96%	9.38%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	14.7
Industrials	10.4
Health Care	9.4
Consumer Discretionary	9.0
Communication Services	5.7
Consumer Staples	4.6
Materials	3.6
Energy	2.6
Real Estate	1.9
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.0
Microsoft Corp	3.5
Apple Inc	2.5
NVIDIA Corp	2.2
Amazon.com Inc	2.0
Alphabet Inc Class A	1.7
Meta Platforms Inc Class A	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.3
Fidelity Hedged Equity ETF	1.2
US Treasury Bonds	1.2
21.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913744.100    1771-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class C : FYMCX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.05%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	24.01%	3.42%
Class C	25.01%	3.42%
Sustainable Multi Asset Composite Index	26.20%	5.71%
S&P 500® Index	36.35%	11.54%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.0
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	13.1
Fidelity Sustainable U.S. Equity ETF	12.5
Fidelity Inflation-Protected Bond Index Fund	7.5
Fidelity Sustainable Emerging Markets Equity Fund	5.5
Fidelity Long-Term Treasury Bond Index Fund	2.7
Fidelity Sustainable Low Duration Bond Fund	1.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913788.100    6479-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class M : FFNTX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 113	1.04%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	13.53%	4.75%	4.58%
Class M (without 3.50% sales charge)	17.65%	5.50%	4.96%
Fidelity Asset Manager 40% Composite Index℠	18.25%	5.77%	5.49%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.5
US Treasury Bonds	4.7
Fannie Mae Mortgage pass-thru certificates	2.3
Microsoft Corp	2.1
Ginnie Mae II Pool	1.9
Freddie Mac Gold Pool	1.7
Apple Inc	1.4
NVIDIA Corp	1.4
Fidelity Hedged Equity ETF	1.3
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913769.100    1969-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class A : FTAAX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.78%
What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	9.18%	3.35%	3.73%
Class A (without 5.75% sales charge)	15.84%	4.58%	4.35%
Fidelity Asset Manager 30% Composite Index℠	16.01%	4.62%	4.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Microsoft Corp	1.5
Fidelity Hedged Equity ETF	1.3
Apple Inc	1.1
NVIDIA Corp	1.1
37.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913761.100    1961-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Growth Allocation Fund Growth Allocation Fund : FRGAX

This annual shareholder report contains information about Growth Allocation Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Growth Allocation Fund	25.50%	5.79%
Growth Allocation Composite Index℠	25.57%	5.82%
S&P 500® Index	36.35%	10.77%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,085,476
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	7%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	49.1
Fidelity U.S. Bond Index Fund	25.0
Fidelity Total International Index Fund	20.9
Fidelity Short-Term Bond Index Fund	5.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913793.100    6499-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class I : FTIWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.51%
What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	13.76%	3.66%	3.67%
Fidelity Asset Manager 20% Composite Index℠	13.49%	3.57%	3.67%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	5.2
Fidelity Low Duration Bond ETF	5.0
Fannie Mae Mortgage pass-thru certificates	2.7
Ginnie Mae II Pool	2.1
Freddie Mac Gold Pool	1.9
Fidelity Hedged Equity ETF	1.3
Microsoft Corp	1.3
Uniform Mortgage Backed Securities	1.0
Apple Inc	0.8
36.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913741.100    1765-TSRA-1124

Item 2.

Code of Ethics

As of the end of the period, September 30, 2024, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, Fidelity Health Savings Fund, Fidelity Health Savings Index Fund, and Fidelity Sustainable Multi-Asset Fund for services rendered to (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 30%	$20,800	$-	$8,100	$600
Fidelity Asset Manager 40%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 50%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 60%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 70%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 85%	$20,900	$-	$8,100	$600
Fidelity Health Savings Fund	$16,100	$-	$8,100	$500
Fidelity Health Savings Index Fund	$15,500	$-	$8,100	$500
Fidelity Sustainable Multi-Asset Fund	$21,900	$-	$8,100	$600

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Asset Manager 20%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 30%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 40%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 50%	$21,100	$-	$8,100	$600
Fidelity Asset Manager 60%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 70%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 85%	$21,000	$-	$8,100	$600
Fidelity Health Savings Fund	$16,200	$-	$8,100	$500
Fidelity Health Savings Index Fund	$15,600	$-	$8,100	$500
Fidelity Sustainable Multi-Asset Fund	$22,000	$-	$8,100	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Moderate with Income Allocation Fund (the “Funds”):

Services Billed by PwC

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Aggressive Growth Allocation Fund	$14,600	$1,500	$7,200	$600
Balanced Allocation Fund	$14,600	$1,500	$7,200	$600
Growth Allocation Fund	$14,600	$1,500	$5,400	$600
Moderate with Income Allocation Fund	$14,600	$1,500	$8,100	$600

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Aggressive Growth Allocation Fund	$14,700	$1,400	$7,600	$600
Balanced Allocation Fund	$14,700	$1,400	$7,600	$600
Growth Allocation Fund	$14,700	$1,400	$7,600	$600
Moderate with Income Allocation Fund	$14,700	$1,400	$6,000	$600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2024A	September 30, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2024A	September 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2024A	September 30, 2023A
Deloitte Entities	$5,271,800	$4,068,300
PwC	$15,308,700	$14,371,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Annual Report
September 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Asset Manager® 20%
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 27.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	279,077	25,418,364
Fidelity Emerging Markets Equity Central Fund (a)	729,527	168,258,195
Fidelity International Equity Central Fund (a)	3,156,377	351,904,473
Fidelity Real Estate Equity Central Fund (a)	183,926	26,706,107
Fidelity U.S. Equity Central Fund (a)	6,268,027	901,404,998
TOTAL EQUITY CENTRAL FUNDS (Cost $712,413,166)		1,473,692,137

Fixed-Income Central Funds - 48.6%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.3%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	459,245	43,022,098
Fidelity Floating Rate Central Fund (a)	412,671	40,371,651
Fidelity High Income Central Fund (a)	380,201	41,164,371
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,558,120
Investment Grade Fixed-Income Funds - 46.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	584,773	53,372,233
Fidelity International Credit Central Fund (a)	167,442	13,991,436
Fidelity Investment Grade Bond Central Fund (a)	24,012,256	2,420,435,393
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,487,799,062
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,625,551,347)		2,612,357,182

Money Market Central Funds - 16.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b)	860,549,927	860,722,037
Fidelity Securities Lending Cash Central Fund 4.89% (b)(c)	49,495	49,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $860,771,537)		860,771,537

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (e) (Cost $17,194,546)	17,340,000	17,201,182

Investment Companies - 7.7%
	Shares	Value ($)
Fidelity Enhanced Mid Cap ETF (f)	673,073	21,646,028
Fidelity Enhanced Small Cap ETF (f)(g)	904,595	29,105,344
Fidelity Hedged Equity ETF (f)	2,544,606	68,812,762
Fidelity Low Duration Bond ETF (f)	5,300,837	267,427,225
iShares 20+ Year Treasury Bond ETF	294,819	28,921,744
TOTAL INVESTMENT COMPANIES (Cost $406,406,350)		415,913,103

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,622,336,946)	5,379,935,141
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,726,924
NET ASSETS - 100.0%	5,381,662,065

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,397	Dec 2024	159,650,906	(309,053)	(309,053)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	782	Dec 2024	227,337,175	(4,845,587)	(4,845,587)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	637	Dec 2024	37,350,495	(2,417,627)	(2,417,627)
ICE MSCI EAFE Index Contracts (United States)	351	Dec 2024	43,660,890	(934,835)	(934,835)

TOTAL SOLD					(8,198,049)

TOTAL FUTURES CONTRACTS					(8,507,102)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 5.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $349,775,687.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,201,182.
(f)	Affiliated Fund
(g)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	93,480,867	1,505,119,792	737,878,858	25,219,743	236	-	860,722,037	1.8%
Fidelity Commodity Strategy Central Fund	12,138,671	17,240,548	3,370,786	857,351	(461,309)	(128,760)	25,418,364	11.1%
Fidelity Emerging Markets Debt Central Fund	6,505,336	232,547	6,919,400	64,074	(1,353,313)	1,534,830	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	43,626,574	3,364,518	6,273,957	3,364,517	(979,070)	3,284,033	43,022,098	15.2%
Fidelity Emerging Markets Equity Central Fund	158,756,478	13,438,037	37,663,417	3,876,372	6,770,401	26,956,696	168,258,195	6.7%
Fidelity Floating Rate Central Fund	70,283,198	10,337,684	40,165,025	5,714,773	(693,164)	608,958	40,371,651	2.8%
Fidelity Hedged Equity Central Fund	68,400,292	726,741	81,102,430	726,741	11,843,640	131,757	-	0.0%
Fidelity High Income Central Fund	26,862,290	18,573,561	6,647,032	2,611,709	18,851	2,356,701	41,164,371	2.9%
Fidelity Inflation-Protected Bond Index Central Fund	39,598,919	48,168,643	35,724,948	2,858,349	(3,704,238)	5,033,857	53,372,233	12.1%
Fidelity International Credit Central Fund	13,426,284	2,025,400	2,447,943	968,484	(360,791)	1,348,486	13,991,436	14.7%
Fidelity International Equity Central Fund	298,819,024	30,871,672	53,266,864	7,796,704	2,439,143	73,041,498	351,904,473	6.1%
Fidelity Investment Grade Bond Central Fund	2,488,119,466	321,823,123	570,435,625	106,708,743	(45,784,535)	226,712,964	2,420,435,393	5.9%
Fidelity Money Market Central Fund 0.45%	962,943,969	58,713,306	1,021,657,362	24,432,224	(74,202)	74,289	-	0.0%
Fidelity Real Estate Equity Central Fund	22,499,701	2,871,014	4,895,229	757,831	229,387	6,001,234	26,706,107	2.6%
Fidelity Securities Lending Cash Central Fund 4.89%	13,104,400	352,911,450	365,966,350	27,115	-	-	49,500	0.0%
Fidelity U.S. Equity Central Fund	802,922,024	116,358,830	208,234,870	54,309,560	44,541,590	145,817,424	901,404,998	4.6%
Total	5,121,487,493	2,502,776,866	3,182,650,096	240,294,290	12,432,626	492,773,967	4,946,820,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	20,105,400	-	99,891	-	1,540,628	21,646,028
Fidelity Enhanced Small Cap ETF	-	27,244,230	-	63,322	-	1,861,114	29,105,344
Fidelity Hedged Equity ETF	-	74,381,377	10,172,097	206,685	(9,888)	4,613,370	68,812,762
Fidelity Low Duration Bond ETF	-	265,795,853	-	6,005,848	-	1,631,372	267,427,225
Fidelity Low Volatility Factor ETF	-	52,888,426	54,710,904	157,387	1,822,478	-	-
	-	440,415,286	64,883,001	6,533,133	1,812,590	9,646,484	386,991,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,473,692,137	1,473,692,137	-	-

Fixed-Income Central Funds	2,612,357,182	2,612,357,182	-	-

Money Market Central Funds	860,771,537	860,771,537	-	-

U.S. Treasury Obligation	17,201,182	-	17,201,182	-

Investment Companies	415,913,103	415,913,103	-	-
Total Investments in Securities:	5,379,935,141	5,362,733,959	17,201,182	-
Derivative Instruments: Liabilities
Futures Contracts	(8,507,102)	(8,507,102)	-	-
Total Liabilities	(8,507,102)	(8,507,102)	-	-
Total Derivative Instruments:	(8,507,102)	(8,507,102)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(8,198,049)
Total Equity Risk	0	(8,198,049)
Interest Rate Risk
Futures Contracts (a)	0	(309,053)
Total Interest Rate Risk	0	(309,053)
Total Value of Derivatives	0	(8,507,102)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 20%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value (including securities loaned of $48,263) - See accompanying schedule:
Unaffiliated issuers (cost $46,256,021)	$46,122,926
Fidelity Central Funds (cost $4,198,736,050)	4,946,820,856
Other affiliated issuers (cost $377,344,875)	386,991,359

Total Investment in Securities (cost $4,622,336,946)		$5,379,935,141
Cash		77
Receivable for investments sold		52,023
Receivable for fund shares sold		1,467,179
Dividends receivable		964,752
Distributions receivable from Fidelity Central Funds		3,600,435
Prepaid expenses		6,872
Total assets		5,386,026,479
Liabilities
Payable for investments purchased	$419
Payable for fund shares redeemed	1,535,291
Accrued management fee	2,002,006
Distribution and service plan fees payable	34,287
Payable for daily variation margin on futures contracts	709,611
Other payables and accrued expenses	33,300
Collateral on securities loaned	49,500
Total liabilities		4,364,414
Net Assets		$5,381,662,065
Net Assets consist of:
Paid in capital		$5,037,889,636
Total accumulated earnings (loss)		343,772,429
Net Assets		$5,381,662,065

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($52,098,781 ÷ 3,739,806 shares)(a)		$13.93
Maximum offering price per share (100/94.25 of $13.93)		$14.78
Class M :
Net Asset Value and redemption price per share ($28,979,386 ÷ 2,086,273 shares)(a)		$13.89
Maximum offering price per share (100/96.50 of $13.89)		$14.39
Class C :
Net Asset Value and offering price per share ($13,991,384 ÷ 1,015,724 shares)(a)		$13.77
Asset Manager 20% :
Net Asset Value, offering price and redemption price per share ($3,170,882,333 ÷ 227,227,282 shares)		$13.95
Class I :
Net Asset Value, offering price and redemption price per share ($17,983,557 ÷ 1,288,081 shares)		$13.96
Class Z :
Net Asset Value, offering price and redemption price per share ($2,097,726,624 ÷ 150,385,032 shares)		$13.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends (including $6,533,133 earned from affiliated issuers)		$7,733,080
Interest		853,293
Income from Fidelity Central Funds (including $27,115 from security lending)		197,725,710
Total income		206,312,083
Expenses
Management fee	$23,368,355
Transfer agent fees	1,645,225
Distribution and service plan fees	415,622
Accounting fees	490,803
Custodian fees and expenses	27,179
Independent trustees' fees and expenses	15,020
Registration fees	110,096
Audit fees	41,387
Legal	5,579
Miscellaneous	23,745
Total expenses before reductions	26,143,011
Expense reductions	(601,931)
Total expenses after reductions		25,541,080
Net Investment income (loss)		180,771,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,442,031
Fidelity Central Funds	12,432,626
Other affiliated issuers	1,812,590
Futures contracts	(42,888,342)
Capital gain distributions from Fidelity Central Funds	42,568,580
Total net realized gain (loss)		20,367,485
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,824,016
Fidelity Central Funds	492,773,967
Other affiliated issuers	9,646,484
Futures contracts	(22,596,408)
Total change in net unrealized appreciation (depreciation)		482,648,059
Net gain (loss)		503,015,544
Net increase (decrease) in net assets resulting from operations		$683,786,547
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$180,771,003	$172,577,535
Net realized gain (loss)	20,367,485	(151,453,417)
Change in net unrealized appreciation (depreciation)	482,648,059	225,777,146
Net increase (decrease) in net assets resulting from operations	683,786,547	246,901,264
Distributions to shareholders	(181,501,111)	(298,570,191)

Share transactions - net increase (decrease)	(353,692,025)	(148,513,918)
Total increase (decrease) in net assets	148,593,411	(200,182,845)

Net Assets
Beginning of period	5,233,068,654	5,433,251,499
End of period	$5,381,662,065	$5,233,068,654

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$12.81	$14.74	$14.00	$13.51
Income from Investment Operations
Net investment income (loss) A,B	.41	.36	.23	.14	.18
Net realized and unrealized gain (loss)	1.26	.16	(1.93)	.82	.62
Total from investment operations	1.67	.52	(1.70)	.96	.80
Distributions from net investment income	(.41)	(.40)	(.19)	(.11)	(.19)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.41)	(.66)	(.23) C	(.22) C	(.31) C
Net asset value, end of period	$13.93	$12.67	$12.81	$14.74	$14.00
Total Return D,E	13.42%	4.07%	(11.71)%	6.91%	6.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78%	.82%	.81%	.81%	.82%
Expenses net of fee waivers, if any	.77%	.81%	.81%	.81%	.82%
Expenses net of all reductions	.77%	.81%	.81%	.81%	.82%
Net investment income (loss)	3.10%	2.80%	1.61%	.97%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$52,099	$53,119	$56,979	$62,957	$50,633
Portfolio turnover rate H	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 20% Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$12.77	$14.70	$13.97	$13.48
Income from Investment Operations
Net investment income (loss) A,B	.38	.33	.19	.10	.15
Net realized and unrealized gain (loss)	1.26	.16	(1.92)	.82	.62
Total from investment operations	1.64	.49	(1.73)	.92	.77
Distributions from net investment income	(.38)	(.37)	(.16)	(.07)	(.15)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.38)	(.63)	(.20) C	(.19)	(.28)
Net asset value, end of period	$13.89	$12.63	$12.77	$14.70	$13.97
Total Return D,E	13.16%	3.84%	(11.94)%	6.60%	5.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03%	1.06%	1.06%	1.07%	1.08%
Expenses net of fee waivers, if any	1.02%	1.06%	1.06%	1.07%	1.07%
Expenses net of all reductions	1.02%	1.06%	1.06%	1.07%	1.07%
Net investment income (loss)	2.85%	2.55%	1.36%	.72%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$28,979	$28,202	$27,193	$31,762	$27,366
Portfolio turnover rate H	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 20% Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$12.67	$14.61	$13.91	$13.43
Income from Investment Operations
Net investment income (loss) A,B	.31	.26	.12	.03	.08
Net realized and unrealized gain (loss)	1.24	.16	(1.92)	.82	.61
Total from investment operations	1.55	.42	(1.80)	.85	.69
Distributions from net investment income	(.31)	(.30)	(.11)	(.03)	(.09)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.31)	(.56)	(.14)	(.15)	(.21) C
Net asset value, end of period	$13.77	$12.53	$12.67	$14.61	$13.91
Total Return D,E	12.52%	3.35%	(12.41)%	6.10%	5.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.52%	1.57%	1.57%	1.57%	1.58%
Expenses net of fee waivers, if any	1.51%	1.57%	1.57%	1.57%	1.58%
Expenses net of all reductions	1.51%	1.57%	1.57%	1.57%	1.58%
Net investment income (loss)	2.36%	2.05%	.85%	.22%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$13,991	$16,531	$19,557	$25,804	$24,940
Portfolio turnover rate H	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 20%

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.83	$14.76	$14.02	$13.54
Income from Investment Operations
Net investment income (loss) A,B	.45	.40	.27	.19	.23
Net realized and unrealized gain (loss)	1.26	.16	(1.93)	.82	.61
Total from investment operations	1.71	.56	(1.66)	1.01	.84
Distributions from net investment income	(.45)	(.44)	(.24)	(.15)	(.23)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.45)	(.70)	(.27)	(.27)	(.36)
Net asset value, end of period	$13.95	$12.69	$12.83	$14.76	$14.02
Total Return C	13.74%	4.40%	(11.41)%	7.24%	6.29%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.51%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.48%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.48%	.51%	.50%	.50%	.50%
Net investment income (loss)	3.39%	3.11%	1.92%	1.29%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$3,170,882	$3,329,197	$3,734,894	$4,723,410	$5,377,374
Portfolio turnover rate F	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 20% Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.83	$14.76	$14.02	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.45	.40	.26	.18	.22
Net realized and unrealized gain (loss)	1.27	.15	(1.93)	.82	.61
Total from investment operations	1.72	.55	(1.67)	1.00	.83
Distributions from net investment income	(.45)	(.43)	(.23)	(.14)	(.22)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.45)	(.69)	(.26)	(.26)	(.34) C
Net asset value, end of period	$13.96	$12.69	$12.83	$14.76	$14.02
Total Return D	13.76%	4.33%	(11.46)%	7.17%	6.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.55%	.55%	.55%	.58%
Expenses net of fee waivers, if any	.51%	.55%	.55%	.55%	.57%
Expenses net of all reductions	.51%	.55%	.55%	.55%	.57%
Net investment income (loss)	3.36%	3.06%	1.87%	1.24%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$17,984	$20,594	$28,182	$31,374	$32,445
Portfolio turnover rate G	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 20% Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.68	$12.82	$14.76	$14.02	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.45	.41	.27	.19	.23
Net realized and unrealized gain (loss)	1.28	.15	(1.93)	.82	.62
Total from investment operations	1.73	.56	(1.66)	1.01	.85
Distributions from net investment income	(.46)	(.44)	(.24)	(.16)	(.24)
Distributions from net realized gain	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.46)	(.70)	(.28) C	(.27) C	(.36) C
Net asset value, end of period	$13.95	$12.68	$12.82	$14.76	$14.02
Total Return D	13.85%	4.42%	(11.45)%	7.27%	6.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.45%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.45%	.47%	.47%	.47%	.48%
Net investment income (loss)	3.41%	3.14%	1.95%	1.31%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,097,727	$1,785,426	$1,566,447	$1,485,829	$18,177
Portfolio turnover rate G	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 30%
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 37.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	105,328	9,593,265
Fidelity Emerging Markets Equity Central Fund (a)	408,549	94,227,829
Fidelity International Equity Central Fund (a)	1,757,045	195,892,975
Fidelity Real Estate Equity Central Fund (a)	63,304	9,191,761
Fidelity U.S. Equity Central Fund (a)	3,174,439	456,516,016
TOTAL EQUITY CENTRAL FUNDS (Cost $414,480,676)		765,421,846

Fixed-Income Central Funds - 48.4%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.3%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	175,168	16,409,767
Fidelity Floating Rate Central Fund (a)	156,579	15,318,158
Fidelity High Income Central Fund (a)	143,255	15,510,240
TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,238,165
Investment Grade Fixed-Income Funds - 46.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	220,158	20,093,789
Fidelity International Credit Central Fund (a)	62,763	5,244,491
Fidelity Investment Grade Bond Central Fund (a)	9,128,573	920,160,152
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		945,498,432
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,045,472,174)		992,736,597

Money Market Central Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b)	126,346,145	126,371,414
Fidelity Securities Lending Cash Central Fund 4.89% (b)(c)	3,119,588	3,119,900
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $129,491,314)		129,491,314

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (e) (Cost $6,427,397)	6,480,000	6,430,475

Investment Companies - 7.8%
	Shares	Value ($)
Fidelity Enhanced Mid Cap ETF (f)(g)	259,353	8,340,792
Fidelity Enhanced Small Cap ETF (f)(g)	340,651	10,960,446
Fidelity Hedged Equity ETF (g)	972,445	26,297,441
Fidelity Low Duration Bond ETF (g)	2,040,024	102,919,211
iShares 20+ Year Treasury Bond ETF	112,394	11,025,851
TOTAL INVESTMENT COMPANIES (Cost $155,892,354)		159,543,741

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,751,763,915)	2,053,623,973
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,493,834)
NET ASSETS - 100.0%	2,050,130,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	531	Dec 2024	60,683,344	(117,263)	(117,263)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	266	Dec 2024	77,329,525	(1,648,243)	(1,648,243)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	335	Dec 2024	19,642,725	(1,271,462)	(1,271,462)
ICE MSCI EAFE Index Contracts (United States)	162	Dec 2024	20,151,180	(431,880)	(431,880)

TOTAL SOLD					(3,351,585)

TOTAL FUTURES CONTRACTS					(3,468,848)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 5.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $135,902,370.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,430,475.
(f)	Security or a portion of the security is on loan at period end.
(g)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	63,662,251	333,045,221	270,336,184	4,882,547	126	-	126,371,414	0.3%
Fidelity Commodity Strategy Central Fund	4,615,345	6,303,702	1,102,777	322,468	(186,986)	(36,019)	9,593,265	4.2%
Fidelity Emerging Markets Debt Central Fund	1,766,594	16,789	1,816,898	15,468	(326,831)	360,346	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	16,932,788	1,305,869	2,703,166	1,305,870	(419,014)	1,293,290	16,409,767	5.8%
Fidelity Emerging Markets Equity Central Fund	87,366,529	4,636,035	16,371,380	2,100,369	(1,052,196)	19,648,841	94,227,829	3.8%
Fidelity Floating Rate Central Fund	26,845,875	3,036,528	14,529,406	2,158,228	(254,505)	219,666	15,318,158	1.1%
Fidelity Hedged Equity Central Fund	26,352,919	272,781	31,159,993	272,782	4,485,374	48,919	-	0.0%
Fidelity High Income Central Fund	10,261,998	6,463,485	2,108,351	986,043	9,331	883,777	15,510,240	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	20,169,277	13,097,068	13,832,433	1,311,440	(1,471,555)	2,131,432	20,093,789	4.5%
Fidelity International Credit Central Fund	5,128,668	450,140	815,290	254,204	(138,750)	619,723	5,244,491	5.5%
Fidelity International Equity Central Fund	170,044,678	10,867,055	27,155,970	4,350,419	1,298,611	40,838,601	195,892,975	3.4%
Fidelity Investment Grade Bond Central Fund	932,760,855	80,778,408	160,416,123	39,580,335	(16,527,303)	83,564,315	920,160,152	2.2%
Fidelity Money Market Central Fund 0.45%	149,067,807	7,108,619	156,176,491	3,536,167	(9,690)	9,755	-	0.0%
Fidelity Real Estate Equity Central Fund	8,006,189	653,451	1,630,329	261,831	55,065	2,107,385	9,191,761	0.9%
Fidelity Securities Lending Cash Central Fund 4.89%	12,344,200	127,286,659	136,510,959	11,917	-	-	3,119,900	0.0%
Fidelity U.S. Equity Central Fund	416,893,259	43,666,652	100,919,898	27,585,455	21,432,749	75,443,254	456,516,016	2.3%
Total	1,952,219,232	638,988,462	937,585,648	88,935,543	6,894,426	227,133,285	1,887,649,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	7,747,600	-	38,547	-	593,192	8,340,792
Fidelity Enhanced Small Cap ETF	-	10,259,591	-	23,846	-	700,855	10,960,446
Fidelity Hedged Equity ETF	-	27,919,024	3,381,288	78,830	(3,338)	1,763,043	26,297,441
Fidelity Low Duration Bond ETF	-	102,291,437	-	2,311,347	-	627,774	102,919,211
Fidelity Low Volatility Factor ETF	-	19,853,071	20,540,059	59,079	686,988	-	-
	-	168,070,723	23,921,347	2,511,649	683,650	3,684,864	148,517,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	765,421,846	765,421,846	-	-

Fixed-Income Central Funds	992,736,597	992,736,597	-	-

Money Market Central Funds	129,491,314	129,491,314	-	-

U.S. Treasury Obligation	6,430,475	-	6,430,475	-

Investment Companies	159,543,741	159,543,741	-	-
Total Investments in Securities:	2,053,623,973	2,047,193,498	6,430,475	-
Derivative Instruments: Liabilities
Futures Contracts	(3,468,848)	(3,468,848)	-	-
Total Liabilities	(3,468,848)	(3,468,848)	-	-
Total Derivative Instruments:	(3,468,848)	(3,468,848)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(3,351,585)
Total Equity Risk	0	(3,351,585)
Interest Rate Risk
Futures Contracts (a)	0	(117,263)
Total Interest Rate Risk	0	(117,263)
Total Value of Derivatives	0	(3,468,848)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 30%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value (including securities loaned of $3,046,661) - See accompanying schedule:
Unaffiliated issuers (cost $17,486,725)	$17,456,326
Fidelity Central Funds (cost $1,589,444,164)	1,887,649,757
Other affiliated issuers (cost $144,833,026)	148,517,890

Total Investment in Securities (cost $1,751,763,915)		$2,053,623,973
Receivable for investments sold		1,656,499
Receivable for fund shares sold		355,182
Dividends receivable		371,284
Distributions receivable from Fidelity Central Funds		517,731
Prepaid expenses		2,618
Total assets		2,056,527,287
Liabilities
Payable for investments purchased	$6,278
Payable for fund shares redeemed	2,283,025
Accrued management fee	788,248
Distribution and service plan fees payable	40,267
Payable for daily variation margin on futures contracts	125,594
Other payables and accrued expenses	33,836
Collateral on securities loaned	3,119,900
Total liabilities		6,397,148
Net Assets		$2,050,130,139
Net Assets consist of:
Paid in capital		$1,865,374,071
Total accumulated earnings (loss)		184,756,068
Net Assets		$2,050,130,139

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($73,905,783 ÷ 6,048,727 shares)(a)		$12.22
Maximum offering price per share (100/94.25 of $12.22)		$12.97
Class M :
Net Asset Value and redemption price per share ($22,776,459 ÷ 1,868,882 shares)(a)		$12.19
Maximum offering price per share (100/96.50 of $12.19)		$12.63
Class C :
Net Asset Value and offering price per share ($18,591,959 ÷ 1,541,597 shares)(a)		$12.06
Asset Manager 30% :
Net Asset Value, offering price and redemption price per share ($1,375,226,545 ÷ 112,633,925 shares)		$12.21
Class I :
Net Asset Value, offering price and redemption price per share ($17,976,411 ÷ 1,471,743 shares)		$12.21
Class Z :
Net Asset Value, offering price and redemption price per share ($541,652,982 ÷ 44,377,086 shares)		$12.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends (including $2,511,649 earned from affiliated issuers)		$2,974,081
Interest		347,696
Income from Fidelity Central Funds (including $11,917 from security lending)		67,305,165
Total income		70,626,942
Expenses
Management fee	$9,040,804
Transfer agent fees	660,819
Distribution and service plan fees	484,441
Accounting fees	274,435
Custodian fees and expenses	27,925
Independent trustees' fees and expenses	5,694
Registration fees	94,640
Audit fees	37,213
Legal	2,112
Miscellaneous	8,867
Total expenses before reductions	10,636,950
Expense reductions	(229,528)
Total expenses after reductions		10,407,422
Net Investment income (loss)		60,219,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,473,079
Fidelity Central Funds	6,894,426
Other affiliated issuers	683,650
Futures contracts	(15,054,295)
Capital gain distributions from Fidelity Central Funds	21,630,378
Total net realized gain (loss)		16,627,238
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,112,476
Fidelity Central Funds	227,133,285
Other affiliated issuers	3,684,864
Futures contracts	(9,190,365)
Total change in net unrealized appreciation (depreciation)		222,740,260
Net gain (loss)		239,367,498
Net increase (decrease) in net assets resulting from operations		$299,587,018
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,219,520	$60,037,385
Net realized gain (loss)	16,627,238	(62,504,237)
Change in net unrealized appreciation (depreciation)	222,740,260	135,580,721
Net increase (decrease) in net assets resulting from operations	299,587,018	133,113,869
Distributions to shareholders	(60,747,136)	(118,388,775)

Share transactions - net increase (decrease)	(177,514,572)	(199,275,265)
Total increase (decrease) in net assets	61,325,310	(184,550,171)

Net Assets
Beginning of period	1,988,804,829	2,173,355,000
End of period	$2,050,130,139	$1,988,804,829

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.80	$12.77	$11.80	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.20	.14	.16
Net realized and unrealized gain (loss)	1.38	.33	(1.95)	1.03	.71
Total from investment operations	1.69	.61	(1.75)	1.17	.87
Distributions from net investment income	(.31)	(.31)	(.18)	(.09)	(.17)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.31)	(.57)	(.22)	(.20)	(.31)
Net asset value, end of period	$12.22	$10.84	$10.80	$12.77	$11.80
Total Return C,D	15.84%	5.74%	(13.89)%	9.98%	7.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79%	.82%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.78%	.82%	.82%	.82%	.82%
Expenses net of all reductions	.78%	.82%	.82%	.82%	.82%
Net investment income (loss)	2.71%	2.51%	1.66%	1.10%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$73,906	$69,350	$71,633	$77,502	$50,625
Portfolio turnover rate G	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 30% Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.81	$10.77	$12.75	$11.77	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.17	.11	.13
Net realized and unrealized gain (loss)	1.38	.34	(1.95)	1.04	.70
Total from investment operations	1.66	.59	(1.78)	1.15	.83
Distributions from net investment income	(.28)	(.29)	(.15)	(.07)	(.14)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.28)	(.55)	(.20) C	(.17) C	(.28)
Net asset value, end of period	$12.19	$10.81	$10.77	$12.75	$11.77
Total Return D,E	15.59%	5.49%	(14.20)%	9.84%	7.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05%	1.07%	1.08%	1.08%	1.08%
Expenses net of fee waivers, if any	1.04%	1.07%	1.08%	1.08%	1.08%
Expenses net of all reductions	1.04%	1.07%	1.08%	1.08%	1.08%
Net investment income (loss)	2.46%	2.26%	1.41%	.84%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$22,776	$21,274	$22,364	$26,218	$20,329
Portfolio turnover rate H	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 30% Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.66	$12.64	$11.71	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.11	.04	.07
Net realized and unrealized gain (loss)	1.37	.34	(1.94)	1.03	.70
Total from investment operations	1.59	.53	(1.83)	1.07	.77
Distributions from net investment income	(.23)	(.23)	(.11)	(.03)	(.08)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.23)	(.49)	(.15)	(.14)	(.22)
Net asset value, end of period	$12.06	$10.70	$10.66	$12.64	$11.71
Total Return C,D	14.98%	5.00%	(14.62)%	9.17%	7.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.54%	1.58%	1.58%	1.59%	1.59%
Expenses net of fee waivers, if any	1.53%	1.58%	1.58%	1.59%	1.59%
Expenses net of all reductions	1.53%	1.58%	1.58%	1.59%	1.59%
Net investment income (loss)	1.96%	1.74%	.90%	.33%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$18,592	$20,534	$24,169	$31,949	$27,496
Portfolio turnover rate G	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 30%

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.79	$12.77	$11.79	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.35	.31	.24	.18	.20
Net realized and unrealized gain (loss)	1.38	.34	(1.96)	1.04	.69
Total from investment operations	1.73	.65	(1.72)	1.22	.89
Distributions from net investment income	(.35)	(.35)	(.22)	(.14)	(.20)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.35)	(.61)	(.26)	(.24) C	(.34)
Net asset value, end of period	$12.21	$10.83	$10.79	$12.77	$11.79
Total Return D	16.20%	6.07%	(13.71)%	10.43%	8.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.49%	.52%	.51%	.52%	.52%
Expenses net of all reductions	.49%	.52%	.51%	.52%	.52%
Net investment income (loss)	3.00%	2.80%	1.97%	1.40%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,375,227	$1,418,966	$1,625,346	$2,196,582	$1,935,863
Portfolio turnover rate G	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 30% Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.79	$12.77	$11.79	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.34	.30	.24	.17	.19
Net realized and unrealized gain (loss)	1.37	.35	(1.96)	1.05	.69
Total from investment operations	1.71	.65	(1.72)	1.22	.88
Distributions from net investment income	(.34)	(.34)	(.21)	(.13)	(.19)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.34)	(.60)	(.26) C	(.24)	(.33)
Net asset value, end of period	$12.21	$10.84	$10.79	$12.77	$11.79
Total Return D	16.02%	6.10%	(13.75)%	10.41%	8.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.58%	.54%	.55%	.59%
Expenses net of fee waivers, if any	.53%	.58%	.54%	.54%	.59%
Expenses net of all reductions	.53%	.58%	.54%	.54%	.59%
Net investment income (loss)	2.97%	2.75%	1.94%	1.37%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$17,976	$24,322	$30,027	$76,079	$19,225
Portfolio turnover rate G	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 30% Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.79	$12.77	$11.79	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.35	.31	.24	.18	.20
Net realized and unrealized gain (loss)	1.38	.34	(1.96)	1.04	.69
Total from investment operations	1.73	.65	(1.72)	1.22	.89
Distributions from net investment income	(.35)	(.35)	(.22)	(.14)	(.20)
Distributions from net realized gain	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.35)	(.61)	(.26)	(.24) C	(.34)
Net asset value, end of period	$12.21	$10.83	$10.79	$12.77	$11.79
Total Return D	16.27%	6.10%	(13.69)%	10.44%	8.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.47%	.49%	.49%	.49%	.49%
Net investment income (loss)	3.02%	2.84%	2.00%	1.43%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$541,653	$434,359	$399,817	$474,155	$9,698
Portfolio turnover rate G	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 40%
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 47.3%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	118,313	10,775,973
Fidelity Emerging Markets Equity Central Fund (a)	532,921	122,912,852
Fidelity International Equity Central Fund (a)	2,596,010	289,429,191
Fidelity Real Estate Equity Central Fund (a)	71,418	10,369,846
Fidelity U.S. Equity Central Fund (a)	4,599,994	661,525,124
TOTAL EQUITY CENTRAL FUNDS (Cost $584,104,920)		1,095,012,986

Fixed-Income Central Funds - 43.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.3%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	192,643	18,046,799
Fidelity Floating Rate Central Fund (a)	176,098	17,227,702
Fidelity High Income Central Fund (a)	160,170	17,341,652
TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,616,153
Investment Grade Fixed-Income Funds - 41.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	247,439	22,583,721
Fidelity International Credit Central Fund (a)	69,723	5,826,041
Fidelity Investment Grade Bond Central Fund (a)	9,153,319	922,654,544
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		951,064,306
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,053,945,183)		1,003,680,459

Money Market Central Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b) (Cost $148,065,098)	148,035,491	148,065,098

U.S. Treasury Obligations - 0.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (d) (Cost $7,231,213)	7,290,000	7,234,788

Investment Companies - 2.7%
	Shares	Value ($)
Fidelity Enhanced Mid Cap ETF (e)	286,334	9,208,501
Fidelity Enhanced Small Cap ETF (e)	372,071	11,971,384
Fidelity Hedged Equity ETF (e)	1,090,363	29,486,251
iShares 20+ Year Treasury Bond ETF	123,745	12,139,385
TOTAL INVESTMENT COMPANIES (Cost $59,426,802)		62,805,521

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,852,773,216)	2,316,798,852
NET OTHER ASSETS (LIABILITIES) - 0.0%	(842,160)
NET ASSETS - 100.0%	2,315,956,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	598	Dec 2024	68,340,188	(132,205)	(132,205)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	328	Dec 2024	95,353,700	(2,032,420)	(2,032,420)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	187	Dec 2024	10,964,745	(709,716)	(709,716)
ICE MSCI EAFE Index Contracts (United States)	200	Dec 2024	24,878,000	(532,894)	(532,894)

TOTAL SOLD					(3,275,030)

TOTAL FUTURES CONTRACTS					(3,407,235)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 5.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,234,788.
(e)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	61,328,215	273,311,111	186,574,290	4,904,266	62	-	148,065,098	0.3%
Fidelity Commodity Strategy Central Fund	4,639,420	7,158,012	784,415	353,937	(122,745)	(114,299)	10,775,973	4.7%
Fidelity Emerging Markets Debt Central Fund	3,559,328	54,040	3,722,496	36,727	(749,025)	858,153	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	17,267,812	1,331,707	1,536,893	1,331,708	(245,616)	1,229,789	18,046,799	6.4%
Fidelity Emerging Markets Equity Central Fund	109,324,803	5,823,047	16,083,153	2,683,781	(722,768)	24,570,923	122,912,852	4.9%
Fidelity Floating Rate Central Fund	28,338,924	3,147,372	14,218,474	2,346,505	(240,551)	200,431	17,227,702	1.2%
Fidelity Hedged Equity Central Fund	27,282,644	293,169	32,388,746	293,169	4,755,792	57,141	-	0.0%
Fidelity High Income Central Fund	10,843,591	6,999,838	1,487,540	1,077,273	7,777	977,986	17,341,652	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	21,328,261	13,990,693	13,474,572	1,419,943	(1,515,472)	2,254,811	22,583,721	5.1%
Fidelity International Credit Central Fund	5,419,421	454,306	572,982	275,249	(72,170)	597,466	5,826,041	6.1%
Fidelity International Equity Central Fund	239,831,032	14,355,603	25,694,807	6,327,687	381,849	60,555,514	289,429,191	5.0%
Fidelity Investment Grade Bond Central Fund	882,882,693	82,561,029	108,638,928	38,656,604	(5,703,936)	71,553,686	922,654,544	2.3%
Fidelity Money Market Central Fund 0.45%	55,377,703	2,549,025	57,926,761	1,260,790	(1,435)	1,468	-	0.0%
Fidelity Real Estate Equity Central Fund	8,476,564	646,411	1,145,923	288,317	(4,309)	2,397,103	10,369,846	1.0%
Fidelity Securities Lending Cash Central Fund 4.89%	12,751,450	135,988,150	148,739,600	5,183	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	568,919,790	57,141,518	100,347,977	38,254,226	19,373,045	116,438,748	661,525,124	3.4%
Total	2,057,571,651	605,805,031	713,337,557	99,515,365	15,140,498	281,578,920	2,246,758,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	8,552,656	-	42,440	-	655,845	9,208,501
Fidelity Enhanced Small Cap ETF	-	11,205,885	-	26,045	-	765,499	11,971,384
Fidelity Hedged Equity ETF	-	30,005,640	2,492,350	87,923	(3,866)	1,976,827	29,486,251
Fidelity Low Volatility Factor ETF	-	21,334,662	22,073,370	63,488	738,708	-	-
	-	71,098,843	24,565,720	219,896	734,842	3,398,171	50,666,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,095,012,986	1,095,012,986	-	-

Fixed-Income Central Funds	1,003,680,459	1,003,680,459	-	-

Money Market Central Funds	148,065,098	148,065,098	-	-

U.S. Treasury Obligation	7,234,788	-	7,234,788	-

Investment Companies	62,805,521	62,805,521	-	-
Total Investments in Securities:	2,316,798,852	2,309,564,064	7,234,788	-
Derivative Instruments: Liabilities
Futures Contracts	(3,407,235)	(3,407,235)	-	-
Total Liabilities	(3,407,235)	(3,407,235)	-	-
Total Derivative Instruments:	(3,407,235)	(3,407,235)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(3,275,030)
Total Equity Risk	0	(3,275,030)
Interest Rate Risk
Futures Contracts (a)	0	(132,205)
Total Interest Rate Risk	0	(132,205)
Total Value of Derivatives	0	(3,407,235)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 40%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,390,050)	$19,374,173
Fidelity Central Funds (cost $1,786,115,201)	2,246,758,543
Other affiliated issuers (cost $47,267,965)	50,666,136

Total Investment in Securities (cost $1,852,773,216)		$2,316,798,852
Receivable for investments sold		1,035,401
Receivable for fund shares sold		660,594
Distributions receivable from Fidelity Central Funds		601,272
Prepaid expenses		2,918
Other receivables		52
Total assets		2,319,099,089
Liabilities
Payable for investments purchased	$3,420
Payable for fund shares redeemed	1,799,630
Accrued management fee	912,145
Distribution and service plan fees payable	38,090
Payable for daily variation margin on futures contracts	356,234
Other payables and accrued expenses	32,878
Total liabilities		3,142,397
Net Assets		$2,315,956,692
Net Assets consist of:
Paid in capital		$1,940,654,647
Total accumulated earnings (loss)		375,302,045
Net Assets		$2,315,956,692

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($80,835,210 ÷ 6,031,433 shares)(a)		$13.40
Maximum offering price per share (100/94.25 of $13.40)		$14.22
Class M :
Net Asset Value and redemption price per share ($15,370,174 ÷ 1,149,106 shares)(a)		$13.38
Maximum offering price per share (100/96.50 of $13.38)		$13.87
Class C :
Net Asset Value and offering price per share ($18,397,730 ÷ 1,382,006 shares)(a)		$13.31
Asset Manager 40% :
Net Asset Value, offering price and redemption price per share ($1,544,766,685 ÷ 115,288,017 shares)		$13.40
Class I :
Net Asset Value, offering price and redemption price per share ($32,752,802 ÷ 2,443,499 shares)		$13.40
Class Z :
Net Asset Value, offering price and redemption price per share ($623,834,091 ÷ 46,560,660 shares)		$13.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends (including $219,896 earned from affiliated issuers)		$705,148
Interest		380,499
Income from Fidelity Central Funds (including $5,183 from security lending)		69,635,132
Total income		70,720,779
Expenses
Management fee	$9,981,758
Transfer agent fees	718,501
Distribution and service plan fees	439,612
Accounting fees	293,485
Custodian fees and expenses	26,401
Independent trustees' fees and expenses	6,183
Registration fees	110,957
Audit fees	37,224
Legal	2,257
Miscellaneous	9,530
Total expenses before reductions	11,625,908
Expense reductions	(144,766)
Total expenses after reductions		11,481,142
Net Investment income (loss)		59,239,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,585,327
Fidelity Central Funds	15,140,498
Other affiliated issuers	734,842
Futures contracts	(16,798,792)
Capital gain distributions from Fidelity Central Funds	29,880,233
Total net realized gain (loss)		31,542,108
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,150,625
Fidelity Central Funds	281,578,920
Other affiliated issuers	3,398,171
Futures contracts	(9,437,557)
Total change in net unrealized appreciation (depreciation)		276,690,159
Net gain (loss)		308,232,267
Net increase (decrease) in net assets resulting from operations		$367,471,904
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,239,637	$55,789,839
Net realized gain (loss)	31,542,108	(53,786,068)
Change in net unrealized appreciation (depreciation)	276,690,159	167,636,269
Net increase (decrease) in net assets resulting from operations	367,471,904	169,640,040
Distributions to shareholders	(58,461,266)	(131,471,885)

Share transactions - net increase (decrease)	(88,297,290)	(94,597,313)
Total increase (decrease) in net assets	220,713,348	(56,429,158)

Net Assets
Beginning of period	2,095,243,344	2,151,672,502
End of period	$2,315,956,692	$2,095,243,344

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.46	$13.85	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.22	.15	.17
Net realized and unrealized gain (loss)	1.76	.58	(2.32)	1.47	.88
Total from investment operations	2.06	.85	(2.10)	1.62	1.05
Distributions from net investment income	(.30)	(.30)	(.18)	(.12)	(.17)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.30)	(.67)	(.29)	(.26) C	(.38)
Net asset value, end of period	$13.40	$11.64	$11.46	$13.85	$12.49
Total Return D,E	17.89%	7.60%	(15.47)%	13.06%	9.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80%	.83%	.82%	.82%	.83%
Expenses net of fee waivers, if any	.79%	.82%	.82%	.82%	.83%
Expenses net of all reductions	.79%	.82%	.82%	.82%	.83%
Net investment income (loss)	2.40%	2.24%	1.72%	1.08%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$80,835	$69,848	$69,848	$74,272	$48,985
Portfolio turnover rate H	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 40% Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.45	$13.83	$12.47	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.19	.11	.14
Net realized and unrealized gain (loss)	1.76	.58	(2.31)	1.47	.88
Total from investment operations	2.03	.82	(2.12)	1.58	1.02
Distributions from net investment income	(.27)	(.28)	(.15)	(.09)	(.14)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.27)	(.65)	(.26)	(.22)	(.35)
Net asset value, end of period	$13.38	$11.62	$11.45	$13.83	$12.47
Total Return C,D	17.65%	7.28%	(15.63)%	12.80%	8.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.04%	1.07%	1.06%	1.06%	1.08%
Expenses net of fee waivers, if any	1.04%	1.06%	1.06%	1.06%	1.08%
Expenses net of all reductions	1.04%	1.06%	1.06%	1.06%	1.08%
Net investment income (loss)	2.16%	2.01%	1.48%	.84%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$15,370	$13,020	$12,231	$14,809	$11,898
Portfolio turnover rate G	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 40% Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$11.39	$13.77	$12.42	$11.75
Income from Investment Operations
Net investment income (loss) A,B	.21	.17	.12	.04	.08
Net realized and unrealized gain (loss)	1.74	.58	(2.30)	1.47	.88
Total from investment operations	1.95	.75	(2.18)	1.51	.96
Distributions from net investment income	(.20)	(.21)	(.09)	(.03)	(.08)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.20)	(.58)	(.20)	(.16)	(.29)
Net asset value, end of period	$13.31	$11.56	$11.39	$13.77	$12.42
Total Return C,D	17.03%	6.70%	(16.07)%	12.24%	8.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.55%	1.59%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.54%	1.59%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.54%	1.59%	1.59%	1.59%	1.59%
Net investment income (loss)	1.65%	1.48%	.95%	.31%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$18,398	$17,576	$19,517	$26,841	$23,974
Portfolio turnover rate G	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 40%

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.46	$13.85	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.34	.30	.26	.19	.21
Net realized and unrealized gain (loss)	1.75	.59	(2.32)	1.46	.88
Total from investment operations	2.09	.89	(2.06)	1.65	1.09
Distributions from net investment income	(.33)	(.34)	(.22)	(.16)	(.21)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.33)	(.71)	(.33)	(.29)	(.42)
Net asset value, end of period	$13.40	$11.64	$11.46	$13.85	$12.49
Total Return C	18.24%	7.95%	(15.21)%	13.38%	9.41%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.51%	.53%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%	.52%	.52%	.51%	.52%
Expenses net of all reductions	.51%	.52%	.52%	.51%	.52%
Net investment income (loss)	2.69%	2.55%	2.02%	1.39%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,544,767	$1,427,453	$1,515,043	$1,829,755	$1,911,787
Portfolio turnover rate F	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 40% Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.47	$13.86	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.26	.18	.20
Net realized and unrealized gain (loss)	1.76	.58	(2.32)	1.48	.88
Total from investment operations	2.09	.88	(2.06)	1.66	1.08
Distributions from net investment income	(.33)	(.33)	(.21)	(.16)	(.20)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.33)	(.71) C	(.33) C	(.29)	(.41)
Net asset value, end of period	$13.40	$11.64	$11.47	$13.86	$12.49
Total Return D	18.21%	7.79%	(15.24)%	13.42%	9.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.57%	.57%	.57%	.56%
Expenses net of fee waivers, if any	.53%	.57%	.57%	.56%	.56%
Expenses net of all reductions	.53%	.57%	.57%	.56%	.56%
Net investment income (loss)	2.66%	2.50%	1.97%	1.34%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$32,753	$36,451	$34,286	$42,310	$28,708
Portfolio turnover rate G	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 40% Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.47	$13.86	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.27	.19	.21
Net realized and unrealized gain (loss)	1.76	.58	(2.32)	1.48	.88
Total from investment operations	2.10	.89	(2.05)	1.67	1.09
Distributions from net investment income	(.34)	(.34)	(.23)	(.17)	(.22)
Distributions from net realized gain	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.34)	(.72) C	(.34)	(.30)	(.42) C
Net asset value, end of period	$13.40	$11.64	$11.47	$13.86	$12.49
Total Return D	18.29%	7.89%	(15.16)%	13.49%	9.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.47%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.72%	2.58%	2.05%	1.41%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$623,834	$530,895	$500,747	$556,238	$12,416
Portfolio turnover rate G	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 50%
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 57.1%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	443,610	40,404,008
Fidelity Emerging Markets Equity Central Fund (a)	2,760,434	636,666,391
Fidelity International Equity Central Fund (a)	13,455,575	1,500,162,034
Fidelity Real Estate Equity Central Fund (a)	294,381	42,744,061
Fidelity U.S. Equity Central Fund (a)	23,538,860	3,385,123,491
TOTAL EQUITY CENTRAL FUNDS (Cost $2,296,369,769)		5,605,099,985

Fixed-Income Central Funds - 37.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.3%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	816,966	76,533,329
Fidelity Floating Rate Central Fund (a)	742,653	72,653,699
Fidelity High Income Central Fund (a)	670,995	72,648,617
TOTAL HIGH YIELD FIXED-INCOME FUNDS		221,835,645
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,042,104	95,112,834
Fidelity International Credit Central Fund (a)	292,066	24,404,997
Fidelity Investment Grade Bond Central Fund (a)	32,902,614	3,316,583,464
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,436,101,295
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,666,710,564)		3,657,936,940

Money Market Central Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b) (Cost $209,872,996)	209,831,030	209,872,996

U.S. Treasury Obligations - 0.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (d) (Cost $30,383,993)	30,580,000	30,394,025

Investment Companies - 3.2%
	Shares	Value ($)
Fidelity Enhanced Mid Cap ETF (e)	1,215,268	39,083,019
Fidelity Enhanced Small Cap ETF (e)	1,590,740	51,182,060
Fidelity Hedged Equity ETF (e)	4,607,855	124,608,380
iShares 20+ Year Treasury Bond ETF	978,555	95,996,246
TOTAL INVESTMENT COMPANIES (Cost $298,574,863)		310,869,705

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,501,912,185)	9,814,173,651
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,886,426)
NET ASSETS - 100.0%	9,809,287,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,524	Dec 2024	288,445,875	(557,646)	(557,646)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,391	Dec 2024	404,381,088	(8,619,196)	(8,619,196)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	766	Dec 2024	44,914,410	(2,907,293)	(2,907,293)
ICE MSCI EAFE Index Contracts (United States)	817	Dec 2024	101,626,630	(2,176,642)	(2,176,642)

TOTAL SOLD					(13,703,131)

TOTAL FUTURES CONTRACTS					(14,260,777)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 5.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,394,025.
(e)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	122,239,620	923,725,224	836,092,094	5,159,770	246	-	209,872,996	0.4%
Fidelity Commodity Strategy Central Fund	45,193,778	2,244,381	5,494,811	1,858,685	(1,034,756)	(504,584)	40,404,008	17.6%
Fidelity Emerging Markets Debt Central Fund	14,881,559	1,085,935	16,862,166	487,513	(3,223,909)	4,118,581	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	73,864,985	5,696,527	7,191,251	5,696,527	(1,150,365)	5,313,433	76,533,329	27.1%
Fidelity Emerging Markets Equity Central Fund	575,008,680	18,101,830	80,561,068	13,846,870	(2,745,272)	126,862,221	636,666,391	25.4%
Fidelity Floating Rate Central Fund	122,596,300	10,856,984	60,655,985	9,999,101	(1,101,747)	958,147	72,653,699	5.1%
Fidelity Hedged Equity Central Fund	118,514,113	1,274,739	140,709,499	1,274,739	20,642,489	278,158	-	0.0%
Fidelity High Income Central Fund	46,924,476	28,750,156	7,216,495	4,577,399	37,023	4,153,457	72,648,617	5.1%
Fidelity Inflation-Protected Bond Index Central Fund	115,407,562	52,055,889	75,455,291	6,910,774	(9,138,510)	12,243,184	95,112,834	21.5%
Fidelity International Credit Central Fund	46,843,042	2,263,836	28,122,962	1,912,200	(6,166,178)	9,587,259	24,404,997	25.7%
Fidelity International Equity Central Fund	1,345,260,183	45,418,014	225,194,467	34,567,277	14,875,698	319,802,606	1,500,162,034	26.1%
Fidelity Investment Grade Bond Central Fund	3,220,799,898	369,363,531	516,217,447	140,477,219	(26,779,571)	269,417,053	3,316,583,464	8.1%
Fidelity Real Estate Equity Central Fund	36,531,465	1,603,541	5,494,961	1,217,696	103,525	10,000,491	42,744,061	4.1%
Fidelity Securities Lending Cash Central Fund 4.89%	751,150	501,871,248	502,622,398	20,551	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	2,924,109,056	221,367,366	449,583,706	196,238,174	105,533,591	583,697,184	3,385,123,491	17.2%
Total	8,808,925,867	2,185,679,201	2,957,474,601	424,244,495	89,852,264	1,345,927,190	9,472,909,921

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	36,300,581	-	180,264	-	2,782,438	39,083,019
Fidelity Enhanced Small Cap ETF	-	47,909,272	-	111,352	-	3,272,788	51,182,060
Fidelity Hedged Equity ETF	-	130,468,517	14,188,993	372,405	(25,187)	8,354,043	124,608,380
Fidelity Low Volatility Factor ETF	-	92,765,823	95,995,301	276,056	3,229,478	-	-
	-	307,444,193	110,184,294	940,077	3,204,291	14,409,269	214,873,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	5,605,099,985	5,605,099,985	-	-

Fixed-Income Central Funds	3,657,936,940	3,657,936,940	-	-

Money Market Central Funds	209,872,996	209,872,996	-	-

U.S. Treasury Obligation	30,394,025	-	30,394,025	-

Investment Companies	310,869,705	310,869,705	-	-
Total Investments in Securities:	9,814,173,651	9,783,779,626	30,394,025	-
Derivative Instruments: Liabilities
Futures Contracts	(14,260,777)	(14,260,777)	-	-
Total Liabilities	(14,260,777)	(14,260,777)	-	-
Total Derivative Instruments:	(14,260,777)	(14,260,777)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(13,703,131)
Total Equity Risk	0	(13,703,131)
Interest Rate Risk
Futures Contracts (a)	0	(557,646)
Total Interest Rate Risk	0	(557,646)
Total Value of Derivatives	0	(14,260,777)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 50%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $128,494,666)	$126,390,271
Fidelity Central Funds (cost $6,172,953,329)	9,472,909,921
Other affiliated issuers (cost $200,464,190)	214,873,459

Total Investment in Securities (cost $6,501,912,185)		$9,814,173,651
Cash		126
Receivable for investments sold		7,447,584
Receivable for fund shares sold		647,351
Distributions receivable from Fidelity Central Funds		822,875
Prepaid expenses		12,383
Other receivables		182,298
Total assets		9,823,286,268
Liabilities
Payable for investments purchased	$45,530
Payable for fund shares redeemed	8,036,987
Accrued management fee	4,080,772
Distribution and service plan fees payable	70,697
Payable for daily variation margin on futures contracts	1,548,668
Other payables and accrued expenses	216,389
Total liabilities		13,999,043
Net Assets		$9,809,287,225
Net Assets consist of:
Paid in capital		$7,159,041,224
Total accumulated earnings (loss)		2,650,246,001
Net Assets		$9,809,287,225

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($131,498,783 ÷ 6,167,680 shares)(a)		$21.32
Maximum offering price per share (100/94.25 of $21.32)		$22.62
Class M :
Net Asset Value and redemption price per share ($52,922,707 ÷ 2,485,719 shares)(a)		$21.29
Maximum offering price per share (100/96.50 of $21.29)		$22.06
Class C :
Net Asset Value and offering price per share ($26,735,737 ÷ 1,268,962 shares)(a)		$21.07
Asset Manager 50% :
Net Asset Value, offering price and redemption price per share ($7,407,486,526 ÷ 345,555,935 shares)		$21.44
Class I :
Net Asset Value, offering price and redemption price per share ($57,058,328 ÷ 2,667,710 shares)		$21.39
Class Z :
Net Asset Value, offering price and redemption price per share ($2,133,585,144 ÷ 99,843,582 shares)		$21.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends (including $940,077 earned from affiliated issuers)		$3,614,716
Interest		1,353,195
Income from Fidelity Central Funds (including $20,551 from security lending)		270,496,357
Total income		275,464,268
Expenses
Management fee	$47,198,008
Transfer agent fees	4,030,452
Distribution and service plan fees	836,423
Accounting fees	609,238
Custodian fees and expenses	28,673
Independent trustees' fees and expenses	26,491
Registration fees	112,681
Audit fees	41,651
Legal	9,745
Miscellaneous	42,078
Total expenses before reductions	52,935,440
Expense reductions	(899,704)
Total expenses after reductions		52,035,736
Net Investment income (loss)		223,428,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,873,924
Fidelity Central Funds	89,852,264
Other affiliated issuers	3,204,291
Futures contracts	(68,349,040)
Capital gain distributions from Fidelity Central Funds	153,748,138
Total net realized gain (loss)		188,329,577
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,253,484
Fidelity Central Funds	1,345,927,190
Other affiliated issuers	14,409,269
Futures contracts	(34,917,197)
Total change in net unrealized appreciation (depreciation)		1,331,672,746
Net gain (loss)		1,520,002,323
Net increase (decrease) in net assets resulting from operations		$1,743,430,855
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$223,428,532	$216,864,580
Net realized gain (loss)	188,329,577	(15,399,427)
Change in net unrealized appreciation (depreciation)	1,331,672,746	661,869,263
Net increase (decrease) in net assets resulting from operations	1,743,430,855	863,334,416
Distributions to shareholders	(219,731,373)	(639,672,674)

Share transactions - net increase (decrease)	(752,665,982)	(196,061,966)
Total increase (decrease) in net assets	771,033,500	27,599,776

Net Assets
Beginning of period	9,038,253,725	9,010,653,949
End of period	$9,809,287,225	$9,038,253,725

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.14	$17.75	$21.98	$19.33	$18.22
Income from Investment Operations
Net investment income (loss) A,B	.41	.37	.33	.20	.24
Net realized and unrealized gain (loss)	3.17	1.24	(3.97)	2.86	1.57
Total from investment operations	3.58	1.61	(3.64)	3.06	1.81
Distributions from net investment income	(.40)	(.44)	(.28)	(.17)	(.25)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.40)	(1.22)	(.59)	(.41)	(.70)
Net asset value, end of period	$21.32	$18.14	$17.75	$21.98	$19.33
Total Return C,D	19.97%	9.29%	(17.02)%	15.99%	10.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.86%	.91%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.85%	.91%	.90%	.91%	.92%
Expenses net of all reductions	.85%	.91%	.90%	.91%	.92%
Net investment income (loss)	2.06%	2.00%	1.63%	.94%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$131,499	$116,526	$110,693	$134,052	$106,339
Portfolio turnover rate G	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 50% Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.12	$17.73	$21.95	$19.31	$18.20
Income from Investment Operations
Net investment income (loss) A,B	.36	.32	.28	.15	.20
Net realized and unrealized gain (loss)	3.16	1.24	(3.95)	2.85	1.57
Total from investment operations	3.52	1.56	(3.67)	3.00	1.77
Distributions from net investment income	(.35)	(.39)	(.24)	(.12)	(.20)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.35)	(1.17)	(.55)	(.36)	(.66) C
Net asset value, end of period	$21.29	$18.12	$17.73	$21.95	$19.31
Total Return D,E	19.64%	9.03%	(17.18)%	15.69%	9.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.10%	1.15%	1.15%	1.15%	1.17%
Expenses net of fee waivers, if any	1.10%	1.15%	1.15%	1.15%	1.16%
Expenses net of all reductions	1.10%	1.15%	1.15%	1.15%	1.16%
Net investment income (loss)	1.82%	1.76%	1.39%	.70%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$52,923	$48,134	$47,759	$57,507	$45,076
Portfolio turnover rate H	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 50% Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.93	$17.55	$21.76	$19.16	$18.05
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.18	.04	.10
Net realized and unrealized gain (loss)	3.13	1.23	(3.93)	2.84	1.57
Total from investment operations	3.39	1.46	(3.75)	2.88	1.67
Distributions from net investment income	(.25)	(.29)	(.15)	(.04)	(.11)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.25)	(1.08) C	(.46)	(.28)	(.56)
Net asset value, end of period	$21.07	$17.93	$17.55	$21.76	$19.16
Total Return D,E	19.05%	8.47%	(17.64)%	15.12%	9.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.60%	1.66%	1.66%	1.67%	1.68%
Expenses net of fee waivers, if any	1.59%	1.66%	1.66%	1.67%	1.68%
Expenses net of all reductions	1.59%	1.66%	1.66%	1.67%	1.68%
Net investment income (loss)	1.32%	1.24%	.87%	.18%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$26,736	$29,986	$31,796	$51,226	$44,990
Portfolio turnover rate H	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 50%

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.23	$17.84	$22.09	$19.42	$18.30
Income from Investment Operations
Net investment income (loss) A,B	.47	.43	.40	.27	.30
Net realized and unrealized gain (loss)	3.20	1.24	(3.99)	2.87	1.58
Total from investment operations	3.67	1.67	(3.59)	3.14	1.88
Distributions from net investment income	(.46)	(.49)	(.35)	(.23)	(.30)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.46)	(1.28) C	(.66)	(.47)	(.76) C
Net asset value, end of period	$21.44	$18.23	$17.84	$22.09	$19.42
Total Return D	20.37%	9.59%	(16.79)%	16.36%	10.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.56%	.61%	.60%	.60%	.62%
Expenses net of all reductions	.56%	.61%	.60%	.60%	.62%
Net investment income (loss)	2.36%	2.29%	1.93%	1.25%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$7,407,487	$6,958,278	$7,094,870	$9,274,634	$9,387,915
Portfolio turnover rate G	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 50% Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.20	$17.80	$22.04	$19.38	$18.26
Income from Investment Operations
Net investment income (loss) A,B	.46	.42	.39	.26	.29
Net realized and unrealized gain (loss)	3.18	1.25	(3.98)	2.87	1.58
Total from investment operations	3.64	1.67	(3.59)	3.13	1.87
Distributions from net investment income	(.45)	(.49)	(.34)	(.23)	(.30)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.45)	(1.27)	(.65)	(.47)	(.75)
Net asset value, end of period	$21.39	$18.20	$17.80	$22.04	$19.38
Total Return C	20.26%	9.63%	(16.80)%	16.30%	10.49%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.60%	.64%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.59%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.59%	.63%	.64%	.64%	.65%
Net investment income (loss)	2.32%	2.27%	1.90%	1.21%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$57,058	$50,986	$60,352	$81,320	$55,021
Portfolio turnover rate F	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 50% Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.18	$17.79	$22.03	$19.37	$18.26
Income from Investment Operations
Net investment income (loss) A,B	.48	.44	.41	.28	.31
Net realized and unrealized gain (loss)	3.18	1.24	(3.98)	2.87	1.57
Total from investment operations	3.66	1.68	(3.57)	3.15	1.88
Distributions from net investment income	(.47)	(.51)	(.36)	(.25)	(.32)
Distributions from net realized gain	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.47)	(1.29)	(.67)	(.49)	(.77)
Net asset value, end of period	$21.37	$18.18	$17.79	$22.03	$19.37
Total Return C	20.41%	9.71%	(16.71)%	16.43%	10.56%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.54%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.48%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.48%	.53%	.53%	.54%	.54%
Net investment income (loss)	2.43%	2.37%	2.00%	1.32%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,133,585	$1,834,344	$1,665,184	$1,955,130	$26,638
Portfolio turnover rate F	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 60%
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 63.8%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	194,654	17,729,074
Fidelity Emerging Markets Equity Central Fund (a)	1,443,297	332,881,928
Fidelity International Equity Central Fund (a)	6,720,209	749,236,142
Fidelity Real Estate Equity Central Fund (a)	107,809	15,653,903
Fidelity U.S. Equity Central Fund (a)	11,500,721	1,653,918,659
TOTAL EQUITY CENTRAL FUNDS (Cost $1,501,226,292)		2,769,419,706

Fixed-Income Central Funds - 32.2%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.2%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	351,454	32,924,248
Fidelity Floating Rate Central Fund (a)	318,206	31,130,109
Fidelity High Income Central Fund (a)	294,155	31,848,133
TOTAL HIGH YIELD FIXED-INCOME FUNDS		95,902,490
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	688,108	62,803,620
Fidelity International Credit Central Fund (a)	128,600	10,745,823
Fidelity Investment Grade Bond Central Fund (a)	12,207,438	1,230,509,746
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,304,059,189
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,447,375,715)		1,399,961,679

Money Market Central Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b) (Cost $32,085,964)	32,079,548	32,085,964

U.S. Treasury Obligations - 0.2%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (d) (Cost $7,214,315)	7,250,000	7,216,647

Investment Companies - 3.2%
	Shares	Value ($)
Fidelity Enhanced Mid Cap ETF (e)	529,212	17,019,458
Fidelity Enhanced Small Cap ETF (e)	684,835	22,034,566
Fidelity Hedged Equity ETF (e)	2,031,238	54,929,957
iShares 20+ Year Treasury Bond ETF	432,325	42,411,083
TOTAL INVESTMENT COMPANIES (Cost $131,064,272)		136,395,064

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,118,966,558)	4,345,079,060
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,550,616)
NET ASSETS - 100.0%	4,342,528,444

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,115	Dec 2024	127,423,594	(246,459)	(246,459)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	264	Dec 2024	76,748,100	(1,635,850)	(1,635,850)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	323	Dec 2024	18,939,105	(1,225,932)	(1,225,932)
ICE MSCI EAFE Index Contracts (United States)	59	Dec 2024	7,339,010	(156,966)	(156,966)

TOTAL SOLD					(3,018,748)

TOTAL FUTURES CONTRACTS					(3,265,207)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 2.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,216,647.
(e)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	40,386,520	254,226,097	262,526,669	1,587,863	16	-	32,085,964	0.1%
Fidelity Commodity Strategy Central Fund	18,588,270	1,765,337	1,990,280	794,913	(166,834)	(467,419)	17,729,074	7.7%
Fidelity Emerging Markets Debt Central Fund	8,524,296	1,529,719	10,615,456	325,602	(1,607,730)	2,169,171	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	29,479,528	2,273,485	658,162	2,273,485	(110,297)	1,939,694	32,924,248	11.7%
Fidelity Emerging Markets Equity Central Fund	277,474,909	20,043,366	27,116,136	6,901,745	(1,368,844)	63,848,633	332,881,928	13.3%
Fidelity Floating Rate Central Fund	40,521,596	5,045,244	14,403,350	3,332,826	(173,681)	140,300	31,130,109	2.2%
Fidelity Hedged Equity Central Fund	48,038,169	528,945	57,182,046	528,945	8,489,754	125,178	-	0.0%
Fidelity High Income Central Fund	19,320,907	13,379,558	2,652,737	1,960,066	4,193	1,796,212	31,848,133	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	57,043,055	28,887,255	25,253,255	3,533,557	(2,542,713)	4,669,278	62,803,620	14.2%
Fidelity International Credit Central Fund	19,287,389	1,600,426	11,588,518	810,119	(2,040,580)	3,487,106	10,745,823	11.3%
Fidelity International Equity Central Fund	579,372,171	87,034,372	67,581,039	15,626,569	(1,206,203)	151,616,841	749,236,142	13.0%
Fidelity Investment Grade Bond Central Fund	1,105,575,307	187,303,929	149,205,504	50,691,537	(5,054,815)	91,890,829	1,230,509,746	3.0%
Fidelity Real Estate Equity Central Fund	14,992,261	1,464,411	4,930,046	494,334	343,448	3,783,829	15,653,903	1.5%
Fidelity Securities Lending Cash Central Fund 4.89%	22,272,050	428,626,854	450,898,904	10,968	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	1,369,786,584	167,041,530	213,480,168	92,320,154	23,090,435	307,480,278	1,653,918,659	8.4%
Total	3,650,663,012	1,200,750,528	1,300,082,270	181,192,683	17,656,149	632,479,930	4,201,467,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	15,806,405	-	78,326	-	1,213,053	17,019,458
Fidelity Enhanced Small Cap ETF	-	20,625,586	-	47,938	-	1,408,980	22,034,566
Fidelity Hedged Equity ETF	-	54,137,070	2,893,397	163,727	3,649	3,682,635	54,929,957
Fidelity Low Volatility Factor ETF	-	38,490,237	39,817,296	114,541	1,327,059	-	-
	-	129,059,298	42,710,693	404,532	1,330,708	6,304,668	93,983,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,769,419,706	2,769,419,706	-	-

Fixed-Income Central Funds	1,399,961,679	1,399,961,679	-	-

Money Market Central Funds	32,085,964	32,085,964	-	-

U.S. Treasury Obligation	7,216,647	-	7,216,647	-

Investment Companies	136,395,064	136,395,064	-	-
Total Investments in Securities:	4,345,079,060	4,337,862,413	7,216,647	-
Derivative Instruments: Liabilities
Futures Contracts	(3,265,207)	(3,265,207)	-	-
Total Liabilities	(3,265,207)	(3,265,207)	-	-
Total Derivative Instruments:	(3,265,207)	(3,265,207)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(3,018,748)
Total Equity Risk	0	(3,018,748)
Interest Rate Risk
Futures Contracts (a)	0	(246,459)
Total Interest Rate Risk	0	(246,459)
Total Value of Derivatives	0	(3,265,207)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 60%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $50,599,274)	$49,627,730
Fidelity Central Funds (cost $2,980,687,971)	4,201,467,349
Other affiliated issuers (cost $87,679,313)	93,983,981

Total Investment in Securities (cost $3,118,966,558)		$4,345,079,060
Foreign currency held at value (cost $367)		376
Receivable for investments sold		1,174,581
Receivable for fund shares sold		1,252,204
Dividends receivable		7,347
Distributions receivable from Fidelity Central Funds		113,663
Prepaid expenses		5,448
Other receivables		2,334
Total assets		4,347,635,013
Liabilities
Payable for investments purchased	$25,129
Payable for fund shares redeemed	2,402,001
Accrued management fee	2,112,732
Distribution and service plan fees payable	82,519
Payable for daily variation margin on futures contracts	453,539
Other payables and accrued expenses	30,649
Total liabilities		5,106,569
Net Assets		$4,342,528,444
Net Assets consist of:
Paid in capital		$3,180,799,550
Total accumulated earnings (loss)		1,161,728,894
Net Assets		$4,342,528,444

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($176,093,065 ÷ 10,865,077 shares)(a)		$16.21
Maximum offering price per share (100/94.25 of $16.21)		$17.20
Class M :
Net Asset Value and redemption price per share ($50,834,803 ÷ 3,157,899 shares)(a)		$16.10
Maximum offering price per share (100/96.50 of $16.10)		$16.68
Class C :
Net Asset Value and offering price per share ($30,747,447 ÷ 1,934,155 shares)(a)		$15.90
Asset Manager 60% :
Net Asset Value, offering price and redemption price per share ($2,282,371,273 ÷ 139,826,651 shares)		$16.32
Class I :
Net Asset Value, offering price and redemption price per share ($114,375,511 ÷ 7,005,433 shares)		$16.33
Class Z :
Net Asset Value, offering price and redemption price per share ($1,688,106,345 ÷ 103,461,175 shares)		$16.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends (including $404,532 earned from affiliated issuers)		$1,388,461
Interest		295,060
Income from Fidelity Central Funds (including $10,968 from security lending)		109,277,475
Total income		110,960,996
Expenses
Management fee	$23,233,075
Transfer agent fees	1,542,642
Distribution and service plan fees	967,226
Accounting fees	529,114
Custodian fees and expenses	23,949
Independent trustees' fees and expenses	11,265
Registration fees	122,329
Audit fees	37,341
Legal	9,890
Miscellaneous	16,653
Total expenses before reductions	26,493,484
Expense reductions	(381,432)
Total expenses after reductions		26,112,052
Net Investment income (loss)		84,848,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,802,214
Fidelity Central Funds	17,656,149
Other affiliated issuers	1,330,708
Foreign currency transactions	(440)
Futures contracts	(4,828,808)
Capital gain distributions from Fidelity Central Funds	71,915,208
Total net realized gain (loss)		90,875,031
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,737,090
Fidelity Central Funds	632,479,930
Other affiliated issuers	6,304,668
Assets and liabilities in foreign currencies	1,257
Futures contracts	(6,739,132)
Total change in net unrealized appreciation (depreciation)		633,783,813
Net gain (loss)		724,658,844
Net increase (decrease) in net assets resulting from operations		$809,507,788
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,848,944	$79,362,365
Net realized gain (loss)	90,875,031	(44,549,963)
Change in net unrealized appreciation (depreciation)	633,783,813	362,680,009
Net increase (decrease) in net assets resulting from operations	809,507,788	397,492,411
Distributions to shareholders	(76,628,870)	(156,194,680)

Share transactions - net increase (decrease)	(102,832,497)	(14,706,584)
Total increase (decrease) in net assets	630,046,421	226,591,147

Net Assets
Beginning of period	3,712,482,023	3,485,890,876
End of period	$4,342,528,444	$3,712,482,023

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$12.66	$15.88	$13.57	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.23	.13	.15
Net realized and unrealized gain (loss)	2.67	1.14	(3.08)	2.42	1.24
Total from investment operations	2.94	1.38	(2.85)	2.55	1.39
Distributions from net investment income	(.24)	(.25)	(.18)	(.12)	(.17)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.24)	(.53)	(.37)	(.24)	(.50)
Net asset value, end of period	$16.21	$13.51	$12.66	$15.88	$13.57
Total Return C,D	21.95%	11.09%	(18.47)%	18.90%	11.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95%	.99%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.94%	.99%	.99%	.99%	1.00%
Expenses net of all reductions	.94%	.99%	.99%	.99%	1.00%
Net investment income (loss)	1.79%	1.79%	1.55%	.84%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$176,093	$149,985	$138,958	$167,442	$129,967
Portfolio turnover rate G	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 60% Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.42	$12.58	$15.78	$13.48	$12.60
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.19	.09	.12
Net realized and unrealized gain (loss)	2.66	1.13	(3.07)	2.41	1.22
Total from investment operations	2.89	1.34	(2.88)	2.50	1.34
Distributions from net investment income	(.21)	(.22)	(.13)	(.08)	(.13)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.21)	(.50)	(.32)	(.20)	(.46)
Net asset value, end of period	$16.10	$13.42	$12.58	$15.78	$13.48
Total Return C,D	21.67%	10.79%	(18.67)%	18.67%	10.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.19%	1.23%	1.23%	1.24%	1.26%
Expenses net of fee waivers, if any	1.18%	1.23%	1.23%	1.24%	1.25%
Expenses net of all reductions	1.18%	1.23%	1.23%	1.24%	1.25%
Net investment income (loss)	1.55%	1.55%	1.31%	.59%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$50,835	$45,642	$43,630	$54,174	$49,060
Portfolio turnover rate G	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 60% Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.25	$12.39	$15.55	$13.29	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.15	.14	.12	.01	.05
Net realized and unrealized gain (loss)	2.62	1.12	(3.05)	2.38	1.21
Total from investment operations	2.77	1.26	(2.93)	2.39	1.26
Distributions from net investment income	(.12)	(.12)	(.04)	- C	(.06)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.12)	(.40)	(.23)	(.13) D	(.39)
Net asset value, end of period	$15.90	$13.25	$12.39	$15.55	$13.29
Total Return E,F	21.02%	10.30%	(19.15)%	18.02%	10.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70%	1.76%	1.75%	1.77%	1.79%
Expenses net of fee waivers, if any	1.69%	1.76%	1.75%	1.77%	1.76%
Expenses net of all reductions	1.69%	1.76%	1.75%	1.77%	1.76%
Net investment income (loss)	1.04%	1.03%	.79%	.06%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$30,747	$30,786	$32,289	$55,262	$61,950
Portfolio turnover rate I	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 60%

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.60	$12.75	$15.98	$13.65	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.28	.18	.19
Net realized and unrealized gain (loss)	2.69	1.14	(3.10)	2.43	1.25
Total from investment operations	3.00	1.43	(2.82)	2.61	1.44
Distributions from net investment income	(.28)	(.29)	(.22)	(.16)	(.21)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.28)	(.58) C	(.41)	(.28)	(.54)
Net asset value, end of period	$16.32	$13.60	$12.75	$15.98	$13.65
Total Return D	22.31%	11.38%	(18.20)%	19.28%	11.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.68%	.67%	.67%	.69%
Expenses net of fee waivers, if any	.64%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.64%	.68%	.67%	.67%	.68%
Net investment income (loss)	2.09%	2.10%	1.87%	1.15%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$2,282,371	$2,043,414	$1,935,217	$2,427,382	$2,950,010
Portfolio turnover rate G	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 60% Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$12.75	$15.99	$13.66	$12.76
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.27	.17	.19
Net realized and unrealized gain (loss)	2.68	1.15	(3.10)	2.43	1.24
Total from investment operations	2.99	1.43	(2.83)	2.60	1.43
Distributions from net investment income	(.27)	(.29)	(.22)	(.15)	(.20)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.27)	(.57)	(.41)	(.27)	(.53)
Net asset value, end of period	$16.33	$13.61	$12.75	$15.99	$13.66
Total Return C	22.23%	11.39%	(18.27)%	19.20%	11.44%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.70%	.74%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.69%	.74%	.73%	.74%	.73%
Expenses net of all reductions	.69%	.74%	.73%	.74%	.73%
Net investment income (loss)	2.04%	2.04%	1.81%	1.09%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$114,376	$101,803	$95,499	$115,782	$51,429
Portfolio turnover rate F	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 60% Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.60	$12.74	$15.98	$13.65	$12.76
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.29	.19	.20
Net realized and unrealized gain (loss)	2.69	1.15	(3.10)	2.43	1.24
Total from investment operations	3.01	1.45	(2.81)	2.62	1.44
Distributions from net investment income	(.29)	(.31)	(.24)	(.17)	(.22)
Distributions from net realized gain	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.29)	(.59)	(.43)	(.29)	(.55)
Net asset value, end of period	$16.32	$13.60	$12.74	$15.98	$13.65
Total Return C	22.40%	11.56%	(18.17)%	19.35%	11.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.58%	.61%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.57%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.57%	.60%	.60%	.61%	.62%
Net investment income (loss)	2.16%	2.18%	1.94%	1.22%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,688,106	$1,340,852	$1,240,298	$1,412,486	$22,117
Portfolio turnover rate F	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 70%
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 73.7%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	298,481	27,185,642
Fidelity Emerging Markets Equity Central Fund (a)	2,620,021	604,281,598
Fidelity International Equity Central Fund (a)	12,418,114	1,384,495,532
Fidelity Real Estate Equity Central Fund (a)	175,968	25,550,526
Fidelity U.S. Equity Central Fund (a)	21,397,228	3,077,135,297
TOTAL EQUITY CENTRAL FUNDS (Cost $2,279,806,893)		5,118,648,595

Fixed-Income Central Funds - 22.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 2.2%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	563,806	52,817,391
Fidelity Floating Rate Central Fund (a)	516,340	50,513,496
Fidelity High Income Central Fund (a)	466,035	50,457,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,788,474
Investment Grade Fixed-Income Funds - 20.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,097,551	100,173,488
Fidelity International Credit Central Fund (a)	205,093	17,137,551
Fidelity Investment Grade Bond Central Fund (a)	12,692,871	1,279,441,376
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,396,752,415
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,559,844,511)		1,550,540,889

Money Market Central Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b)	53,363,747	53,374,420
Fidelity Securities Lending Cash Central Fund 4.89% (b)(c)	14,063,294	14,064,700
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $67,439,120)		67,439,120

U.S. Treasury Obligations - 0.2%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (e) (Cost $11,638,767)	11,710,000	11,642,827

Investment Companies - 3.1%
	Shares	Value ($)
Fidelity Enhanced Mid Cap ETF (f)	843,330	27,121,493
Fidelity Enhanced Small Cap ETF (f)	1,089,724	35,061,870
Fidelity Hedged Equity ETF (f)	3,224,507	87,199,053
iShares 20+ Year Treasury Bond ETF (g)	687,225	67,416,773
TOTAL INVESTMENT COMPANIES (Cost $208,517,723)		216,799,189

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,127,247,014)	6,965,070,620
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(18,259,153)
NET ASSETS - 100.0%	6,946,811,467

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,773	Dec 2024	202,620,656	(391,661)	(391,661)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	492	Dec 2024	143,030,550	(3,048,630)	(3,048,630)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	324	Dec 2024	18,997,740	(1,229,678)	(1,229,678)

TOTAL SOLD					(4,278,308)

TOTAL FUTURES CONTRACTS					(4,669,969)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 2.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,642,827.
(f)	Affiliated Fund
(g)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	86,775,084	410,183,084	443,583,759	2,475,730	11	-	53,374,420	0.1%
Fidelity Commodity Strategy Central Fund	29,491,374	1,998,772	3,278,701	1,239,131	(337,642)	(688,161)	27,185,642	11.9%
Fidelity Emerging Markets Debt Central Fund	13,640,575	1,702,527	16,276,267	498,193	(2,928,240)	3,861,405	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	47,575,499	3,669,060	1,357,145	3,669,061	(227,765)	3,157,742	52,817,391	18.7%
Fidelity Emerging Markets Equity Central Fund	516,658,666	24,438,742	51,667,045	12,662,193	(5,288,769)	120,140,004	604,281,598	24.1%
Fidelity Floating Rate Central Fund	49,584,956	5,939,640	4,916,783	4,814,757	(4,684)	(89,633)	50,513,496	3.5%
Fidelity Hedged Equity Central Fund	77,861,533	865,621	92,781,904	865,621	13,844,433	210,317	-	0.0%
Fidelity High Income Central Fund	31,316,361	20,442,829	4,186,172	3,127,672	50,389	2,834,180	50,457,587	3.6%
Fidelity Inflation-Protected Bond Index Central Fund	92,486,409	44,758,676	40,462,791	5,731,026	(4,250,409)	7,641,603	100,173,488	22.6%
Fidelity International Credit Central Fund	31,261,654	1,985,702	18,450,777	1,299,711	(3,501,330)	5,842,302	17,137,551	18.0%
Fidelity International Equity Central Fund	1,106,901,331	124,104,727	130,131,072	29,196,684	612,765	283,007,781	1,384,495,532	24.1%
Fidelity Investment Grade Bond Central Fund	1,176,947,370	188,493,726	178,632,255	53,480,840	(6,880,551)	99,513,086	1,279,441,376	3.1%
Fidelity Real Estate Equity Central Fund	23,993,826	1,550,016	6,611,592	791,276	487,791	6,130,485	25,550,526	2.4%
Fidelity Securities Lending Cash Central Fund 4.89%	40,344,900	902,579,064	928,859,264	22,417	-	-	14,064,700	0.1%
Fidelity U.S. Equity Central Fund	2,590,751,814	243,339,801	375,758,143	176,424,174	62,943,542	555,858,283	3,077,135,297	15.6%
Total	5,915,591,352	1,976,051,987	2,296,953,670	296,298,486	54,519,541	1,087,419,394	6,736,628,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	25,189,118	-	124,904	-	1,932,375	27,121,493
Fidelity Enhanced Small Cap ETF	-	32,819,872	-	76,281	-	2,241,998	35,061,870
Fidelity Hedged Equity ETF	-	88,595,632	7,236,053	260,215	(6,557)	5,846,031	87,199,053
Fidelity Low Volatility Factor ETF	-	62,987,986	65,187,598	187,442	2,199,612	-	-
	-	209,592,608	72,423,651	648,842	2,193,055	10,020,404	149,382,416

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	5,118,648,595	5,118,648,595	-	-

Fixed-Income Central Funds	1,550,540,889	1,550,540,889	-	-

Money Market Central Funds	67,439,120	67,439,120	-	-

U.S. Treasury Obligation	11,642,827	-	11,642,827	-

Investment Companies	216,799,189	216,799,189	-	-
Total Investments in Securities:	6,965,070,620	6,953,427,793	11,642,827	-
Derivative Instruments: Liabilities
Futures Contracts	(4,669,969)	(4,669,969)	-	-
Total Liabilities	(4,669,969)	(4,669,969)	-	-
Total Derivative Instruments:	(4,669,969)	(4,669,969)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(4,278,308)
Total Equity Risk	0	(4,278,308)
Interest Rate Risk
Futures Contracts (a)	0	(391,661)
Total Interest Rate Risk	0	(391,661)
Total Value of Derivatives	0	(4,669,969)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 70%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value (including securities loaned of $13,694,760) - See accompanying schedule:
Unaffiliated issuers (cost $80,794,478)	$79,059,600
Fidelity Central Funds (cost $3,907,090,524)	6,736,628,604
Other affiliated issuers (cost $139,362,012)	149,382,416

Total Investment in Securities (cost $4,127,247,014)		$6,965,070,620
Cash		48
Receivable for investments sold		4,622,510
Receivable for fund shares sold		1,493,413
Distributions receivable from Fidelity Central Funds		185,676
Prepaid expenses		8,685
Other receivables		4,245
Total assets		6,971,385,197
Liabilities
Payable for fund shares redeemed	$5,964,258
Accrued management fee	3,355,761
Distribution and service plan fees payable	107,314
Payable for daily variation margin on futures contracts	1,043,571
Other payables and accrued expenses	38,126
Collateral on securities loaned	14,064,700
Total liabilities		24,573,730
Net Assets		$6,946,811,467
Net Assets consist of:
Paid in capital		$4,401,418,665
Total accumulated earnings (loss)		2,545,392,802
Net Assets		$6,946,811,467

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($246,958,715 ÷ 8,524,414 shares)(a)		$28.97
Maximum offering price per share (100/94.25 of $28.97)		$30.74
Class M :
Net Asset Value and redemption price per share ($75,739,345 ÷ 2,616,772 shares)(a)		$28.94
Maximum offering price per share (100/96.50 of $28.94)		$29.99
Class C :
Net Asset Value and offering price per share ($31,379,276 ÷ 1,089,771 shares)(a)		$28.79
Asset Manager 70% :
Net Asset Value, offering price and redemption price per share ($4,273,012,425 ÷ 146,883,098 shares)		$29.09
Class I :
Net Asset Value, offering price and redemption price per share ($60,598,325 ÷ 2,082,078 shares)		$29.10
Class Z :
Net Asset Value, offering price and redemption price per share ($2,259,123,381 ÷ 77,760,517 shares)		$29.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends (including $648,842 earned from affiliated issuers)		$2,224,657
Interest		533,677
Income from Fidelity Central Funds (including $22,417 from security lending)		158,145,587
Total income		160,903,921
Expenses
Management fee	$37,203,956
Transfer agent fees	2,573,099
Distribution and service plan fees	1,244,031
Accounting fees	566,385
Custodian fees and expenses	28,008
Independent trustees' fees and expenses	18,122
Registration fees	131,125
Audit fees	41,458
Legal	6,575
Miscellaneous	27,692
Total expenses before reductions	41,840,451
Expense reductions	(614,631)
Total expenses after reductions		41,225,820
Net Investment income (loss)		119,678,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,361,292
Fidelity Central Funds	54,519,541
Other affiliated issuers	2,193,055
Futures contracts	(11,528,302)
Capital gain distributions from Fidelity Central Funds	138,152,899
Total net realized gain (loss)		190,698,485
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,791,178
Fidelity Central Funds	1,087,419,394
Other affiliated issuers	10,020,404
Futures contracts	(10,439,281)
Total change in net unrealized appreciation (depreciation)		1,089,791,695
Net gain (loss)		1,280,490,180
Net increase (decrease) in net assets resulting from operations		$1,400,168,281
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,678,101	$116,162,612
Net realized gain (loss)	190,698,485	(68,269,589)
Change in net unrealized appreciation (depreciation)	1,089,791,695	694,924,558
Net increase (decrease) in net assets resulting from operations	1,400,168,281	742,817,581
Distributions to shareholders	(112,197,413)	(369,551,550)

Share transactions - net increase (decrease)	(352,820,573)	106,335,076
Total increase (decrease) in net assets	935,150,295	479,601,107

Net Assets
Beginning of period	6,011,661,172	5,532,060,065
End of period	$6,946,811,467	$6,011,661,172

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.75	$22.33	$28.33	$23.67	$22.21
Income from Investment Operations
Net investment income (loss) A,B	.41	.39	.40	.21	.25
Net realized and unrealized gain (loss)	5.18	2.47	(5.69)	4.95	2.32
Total from investment operations	5.59	2.86	(5.29)	5.16	2.57
Distributions from net investment income	(.37)	(.42)	(.31)	(.18)	(.28)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(.37)	(1.44)	(.71)	(.50)	(1.11)
Net asset value, end of period	$28.97	$23.75	$22.33	$28.33	$23.67
Total Return C,D	23.74%	13.13%	(19.23)%	21.99%	11.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.97%	.96%	.96%	.99%
Expenses net of fee waivers, if any	.93%	.96%	.96%	.96%	.98%
Expenses net of all reductions	.93%	.96%	.96%	.96%	.98%
Net investment income (loss)	1.54%	1.61%	1.50%	.76%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$246,959	$204,082	$179,830	$219,595	$179,404
Portfolio turnover rate G	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 70% Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.73	$22.30	$28.30	$23.65	$22.19
Income from Investment Operations
Net investment income (loss) A,B	.34	.33	.33	.14	.19
Net realized and unrealized gain (loss)	5.18	2.47	(5.69)	4.96	2.33
Total from investment operations	5.52	2.80	(5.36)	5.10	2.52
Distributions from net investment income	(.31)	(.35)	(.24)	(.13)	(.23)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(.31)	(1.37)	(.64)	(.45)	(1.06)
Net asset value, end of period	$28.94	$23.73	$22.30	$28.30	$23.65
Total Return C,D	23.42%	12.86%	(19.45)%	21.71%	11.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.18%	1.21%	1.21%	1.21%	1.23%
Expenses net of fee waivers, if any	1.17%	1.21%	1.20%	1.21%	1.23%
Expenses net of all reductions	1.17%	1.21%	1.20%	1.21%	1.23%
Net investment income (loss)	1.29%	1.37%	1.25%	.51%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$75,739	$66,988	$62,915	$80,784	$69,250
Portfolio turnover rate G	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 70% Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.60	$22.18	$28.12	$23.50	$22.03
Income from Investment Operations
Net investment income (loss) A,B	.21	.20	.19	- C	.08
Net realized and unrealized gain (loss)	5.15	2.46	(5.66)	4.94	2.30
Total from investment operations	5.36	2.66	(5.47)	4.94	2.38
Distributions from net investment income	(.17)	(.22)	(.07)	-	(.08)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(.17)	(1.24)	(.47)	(.32)	(.91)
Net asset value, end of period	$28.79	$23.60	$22.18	$28.12	$23.50
Total Return D,E	22.78%	12.25%	(19.84)%	21.12%	10.98%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.68%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.67%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.67%	1.72%	1.72%	1.72%	1.74%
Net investment income (loss)	.80%	.85%	.74%	-% H	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$31,379	$31,474	$29,116	$44,170	$40,240
Portfolio turnover rate I	14%	19%	23%	20%	27%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 70%

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.85	$22.42	$28.43	$23.74	$22.27
Income from Investment Operations
Net investment income (loss) A,B	.49	.46	.48	.29	.32
Net realized and unrealized gain (loss)	5.19	2.48	(5.70)	4.97	2.33
Total from investment operations	5.68	2.94	(5.22)	5.26	2.65
Distributions from net investment income	(.44)	(.48)	(.39)	(.26)	(.35)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(.44)	(1.51) C	(.79)	(.57) C	(1.18)
Net asset value, end of period	$29.09	$23.85	$22.42	$28.43	$23.74
Total Return D	24.06%	13.46%	(18.98)%	22.39%	12.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.67%	.67%	.66%	.68%
Expenses net of fee waivers, if any	.64%	.67%	.66%	.66%	.68%
Expenses net of all reductions	.64%	.67%	.66%	.66%	.68%
Net investment income (loss)	1.83%	1.90%	1.79%	1.06%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,273,012	$3,733,445	$3,518,486	$4,523,497	$5,203,794
Portfolio turnover rate G	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 70% Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.86	$22.43	$28.46	$23.75	$22.27
Income from Investment Operations
Net investment income (loss) A,B	.48	.45	.47	.28	.31
Net realized and unrealized gain (loss)	5.20	2.48	(5.71)	4.98	2.34
Total from investment operations	5.68	2.93	(5.24)	5.26	2.65
Distributions from net investment income	(.44)	(.48)	(.39)	(.24)	(.34)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(.44)	(1.50)	(.79)	(.55) C	(1.17)
Net asset value, end of period	$29.10	$23.86	$22.43	$28.46	$23.75
Total Return D	24.03%	13.43%	(19.03)%	22.37%	12.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.70%	.69%	.69%	.71%
Expenses net of fee waivers, if any	.67%	.69%	.69%	.69%	.71%
Expenses net of all reductions	.67%	.69%	.69%	.69%	.71%
Net investment income (loss)	1.79%	1.88%	1.76%	1.03%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$60,598	$46,254	$43,240	$54,440	$38,396
Portfolio turnover rate G	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 70% Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.82	$22.39	$28.41	$23.72	$22.26
Income from Investment Operations
Net investment income (loss) A,B	.51	.48	.49	.32	.33
Net realized and unrealized gain (loss)	5.19	2.48	(5.68)	4.96	2.33
Total from investment operations	5.70	2.96	(5.19)	5.28	2.66
Distributions from net investment income	(.47)	(.50)	(.42)	(.27)	(.37)
Distributions from net realized gain	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(.47)	(1.53) C	(.83) C	(.59)	(1.20)
Net asset value, end of period	$29.05	$23.82	$22.39	$28.41	$23.72
Total Return D	24.16%	13.58%	(18.94)%	22.48%	12.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.59%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.56%	.59%	.59%	.59%	.60%
Expenses net of all reductions	.56%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.91%	1.98%	1.86%	1.13%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,259,123	$1,929,418	$1,698,474	$1,972,441	$28,723
Portfolio turnover rate G	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 85%
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 84.6%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	205,425	18,710,092
Fidelity Emerging Markets Equity Central Fund (a)	1,977,003	455,976,074
Fidelity International Equity Central Fund (a)	9,581,734	1,068,267,506
Fidelity Real Estate Equity Central Fund (a)	113,838	16,529,223
Fidelity U.S. Equity Central Fund (a)	15,026,978	2,161,029,713
TOTAL EQUITY CENTRAL FUNDS (Cost $2,023,556,643)		3,720,512,608

Fixed-Income Central Funds - 11.2%
	Shares	Value ($)
High Yield Fixed-Income Funds - 1.0%
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	352,738	33,044,499
Fidelity High Income Central Fund (a)	97,170	10,520,634
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,565,133
Investment Grade Fixed-Income Funds - 10.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	689,285	62,911,014
Fidelity International Credit Central Fund (a)	128,718	10,755,714
Fidelity Investment Grade Bond Central Fund (a)	3,718,280	374,802,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,469,397
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $483,407,375)		492,034,530

Money Market Central Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b)	41,731,503	41,739,849
Fidelity Securities Lending Cash Central Fund 4.89% (b)(c)	43,197,280	43,201,600
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $84,941,449)		84,941,449

U.S. Treasury Obligations - 0.2%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (e) (Cost $7,150,517)	7,210,000	7,154,211

Investment Companies - 3.1%
	Shares	Value ($)
Fidelity Enhanced Mid Cap ETF (f)	528,420	16,993,987
Fidelity Enhanced Small Cap ETF (f)	672,279	21,630,577
Fidelity Hedged Equity ETF (f)	2,025,891	54,785,359
iShares 20+ Year Treasury Bond ETF (g)	428,895	42,074,600
TOTAL INVESTMENT COMPANIES (Cost $130,629,662)		135,484,523

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,729,685,646)	4,440,127,321
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(45,321,843)
NET ASSETS - 100.0%	4,394,805,478

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	293	Dec 2024	85,178,763	1,806,229	1,806,229

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,107	Dec 2024	126,509,344	(244,214)	(244,214)

TOTAL PURCHASED					1,562,015

Sold

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	127	Dec 2024	7,446,645	(482,044)	(482,044)
ICE MSCI EAFE Index Contracts (United States)	66	Dec 2024	8,209,740	(176,018)	(176,018)

TOTAL SOLD					(658,062)

TOTAL FUTURES CONTRACTS					903,953
The notional amount of futures purchased as a percentage of Net Assets is 4.8%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,154,211.
(f)	Affiliated Fund
(g)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	38,175,304	282,015,644	278,451,061	2,411,919	(38)	-	41,739,849	0.1%
Fidelity Commodity Strategy Central Fund	26,809,484	2,356,761	9,415,897	979,372	(1,240,208)	199,952	18,710,092	8.2%
Fidelity Emerging Markets Debt Central Fund	8,293,636	2,478,649	11,376,049	355,476	(1,244,267)	1,848,031	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	36,182,100	2,790,392	7,653,622	2,790,393	(1,160,293)	2,885,922	33,044,499	11.7%
Fidelity Emerging Markets Equity Central Fund	352,124,631	50,520,955	29,138,268	9,118,233	(674,911)	83,143,667	455,976,074	18.2%
Fidelity Floating Rate Central Fund	9,161,547	689,460	9,880,104	339,184	(177,118)	206,215	-	0.0%
Fidelity Hedged Equity Central Fund	44,253,429	505,976	52,901,820	505,975	8,019,496	122,919	-	0.0%
Fidelity High Income Central Fund	-	10,707,145	605,910	444,832	2,064	417,335	10,520,634	0.7%
Fidelity Inflation-Protected Bond Index Central Fund	53,461,590	29,609,691	22,272,286	3,410,236	(2,775,514)	4,887,533	62,911,014	14.2%
Fidelity International Credit Central Fund	17,666,979	1,854,708	10,146,229	769,500	(1,948,855)	3,329,111	10,755,714	11.3%
Fidelity International Equity Central Fund	771,627,509	161,211,395	72,430,839	21,589,544	1,024,981	206,834,460	1,068,267,506	18.6%
Fidelity Investment Grade Bond Central Fund	326,672,938	76,250,482	54,474,531	15,180,829	(53,570)	26,407,350	374,802,669	0.9%
Fidelity Real Estate Equity Central Fund	16,282,735	1,847,397	6,161,845	542,763	584,444	3,976,492	16,529,223	1.6%
Fidelity Securities Lending Cash Central Fund 4.89%	26,129,341	816,466,123	799,393,864	17,584	-	-	43,201,600	0.2%
Fidelity U.S. Equity Central Fund	1,682,163,181	275,555,966	220,772,916	117,815,921	16,943,461	407,140,021	2,161,029,713	11.0%
Total	3,409,004,404	1,714,860,744	1,585,075,241	176,271,761	17,299,672	741,399,008	4,297,488,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	15,782,878	-	78,225	-	1,211,109	16,993,987
Fidelity Enhanced Small Cap ETF	-	20,247,430	-	47,060	-	1,383,147	21,630,577
Fidelity Hedged Equity ETF	-	52,216,327	1,128,023	163,391	18,072	3,678,983	54,785,359
Fidelity Low Volatility Factor ETF	-	36,815,299	38,080,546	109,556	1,265,247	-	-
	-	125,061,934	39,208,569	398,232	1,283,319	6,273,239	93,409,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	3,720,512,608	3,720,512,608	-	-

Fixed-Income Central Funds	492,034,530	492,034,530	-	-

Money Market Central Funds	84,941,449	84,941,449	-	-

U.S. Treasury Obligation	7,154,211	-	7,154,211	-

Investment Companies	135,484,523	135,484,523	-	-
Total Investments in Securities:	4,440,127,321	4,432,973,110	7,154,211	-
Derivative Instruments: Assets
Futures Contracts	1,806,229	1,806,229	-	-
Total Assets	1,806,229	1,806,229	-	-
Liabilities
Futures Contracts	(902,276)	(902,276)	-	-
Total Liabilities	(902,276)	(902,276)	-	-
Total Derivative Instruments:	903,953	903,953	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,806,229	(658,062)
Total Equity Risk	1,806,229	(658,062)
Interest Rate Risk
Futures Contracts (a)	0	(244,214)
Total Interest Rate Risk	0	(244,214)
Total Value of Derivatives	1,806,229	(902,276)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 85%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value (including securities loaned of $42,065,280) - See accompanying schedule:
Unaffiliated issuers (cost $50,643,495)	$49,228,811
Fidelity Central Funds (cost $2,591,905,467)	4,297,488,587
Other affiliated issuers (cost $87,136,684)	93,409,923

Total Investment in Securities (cost $2,729,685,646)		$4,440,127,321
Cash		10
Receivable for investments sold		162,330
Receivable for fund shares sold		1,304,913
Distributions receivable from Fidelity Central Funds		134,887
Prepaid expenses		5,460
Total assets		4,441,734,921
Liabilities
Payable for investments purchased	$39,626
Payable for fund shares redeemed	1,428,009
Accrued management fee	2,112,808
Distribution and service plan fees payable	111,641
Payable for daily variation margin on futures contracts	2,704
Other payables and accrued expenses	33,055
Collateral on securities loaned	43,201,600
Total liabilities		46,929,443
Net Assets		$4,394,805,478
Net Assets consist of:
Paid in capital		$2,780,275,083
Total accumulated earnings (loss)		1,614,530,395
Net Assets		$4,394,805,478

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($263,937,205 ÷ 9,611,220 shares)(a)		$27.46
Maximum offering price per share (100/94.25 of $27.46)		$29.14
Class M :
Net Asset Value and redemption price per share ($52,209,610 ÷ 1,917,579 shares)(a)		$27.23
Maximum offering price per share (100/96.50 of $27.23)		$28.22
Class C :
Net Asset Value and offering price per share ($44,715,844 ÷ 1,665,811 shares)(a)		$26.84
Asset Manager 85% :
Net Asset Value, offering price and redemption price per share ($2,341,235,008 ÷ 84,064,411 shares)		$27.85
Class I :
Net Asset Value, offering price and redemption price per share ($64,912,302 ÷ 2,338,746 shares)		$27.76
Class Z :
Net Asset Value, offering price and redemption price per share ($1,627,795,509 ÷ 58,770,479 shares)		$27.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends (including $398,232 earned from affiliated issuers)		$1,406,110
Interest		305,728
Income from Fidelity Central Funds (including $17,584 from security lending)		84,686,120
Total income		86,397,958
Expenses
Management fee	$22,913,365
Transfer agent fees	1,679,933
Distribution and service plan fees	1,268,978
Accounting fees	390,089
Custodian fees and expenses	27,057
Independent trustees' fees and expenses	10,974
Registration fees	121,653
Audit fees	41,293
Legal	3,867
Miscellaneous	17,194
Total expenses before reductions	26,474,403
Expense reductions	(370,099)
Total expenses after reductions		26,104,304
Net Investment income (loss)		60,293,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,032,141
Fidelity Central Funds	17,299,672
Other affiliated issuers	1,283,319
Futures contracts	23,382,983
Capital gain distributions from Fidelity Central Funds	91,585,641
Total net realized gain (loss)		137,583,756
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,031,113
Fidelity Central Funds	741,399,008
Other affiliated issuers	6,273,239
Futures contracts	997,822
Total change in net unrealized appreciation (depreciation)		750,701,182
Net gain (loss)		888,284,938
Net increase (decrease) in net assets resulting from operations		$948,578,592
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,293,654	$51,661,774
Net realized gain (loss)	137,583,756	(45,731,969)
Change in net unrealized appreciation (depreciation)	750,701,182	487,993,760
Net increase (decrease) in net assets resulting from operations	948,578,592	493,923,565
Distributions to shareholders	(51,390,318)	(159,424,192)

Share transactions - net increase (decrease)	37,911,600	39,116,407
Total increase (decrease) in net assets	935,099,874	373,615,780

Net Assets
Beginning of period	3,459,705,604	3,086,089,824
End of period	$4,394,805,478	$3,459,705,604

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.89	$19.79	$25.79	$20.73	$19.30
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.30	.16	.19
Net realized and unrealized gain (loss)	5.53	2.82	(5.52)	5.31	2.29
Total from investment operations	5.83	3.09	(5.22)	5.47	2.48
Distributions from net investment income	(.26)	(.32)	(.24)	(.13)	(.22)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.26)	(.99)	(.78)	(.41)	(1.05) C
Net asset value, end of period	$27.46	$21.89	$19.79	$25.79	$20.73
Total Return D,E	26.82%	15.95%	(21.00)%	26.59%	13.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95%	.98%	.97%	.98%	1.00%
Expenses net of fee waivers, if any	.94%	.97%	.97%	.98%	.99%
Expenses net of all reductions	.94%	.97%	.97%	.98%	.99%
Net investment income (loss)	1.23%	1.22%	1.24%	.64%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$263,937	$202,554	$165,075	$191,715	$143,117
Portfolio turnover rate H	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 85% Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.70	$19.62	$25.58	$20.57	$19.17
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.24	.09	.14
Net realized and unrealized gain (loss)	5.49	2.80	(5.48)	5.28	2.27
Total from investment operations	5.73	3.01	(5.24)	5.37	2.41
Distributions from net investment income	(.20)	(.26)	(.18)	(.08)	(.18)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.20)	(.93)	(.72)	(.36)	(1.01) C
Net asset value, end of period	$27.23	$21.70	$19.62	$25.58	$20.57
Total Return D,E	26.56%	15.62%	(21.21)%	26.30%	12.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19%	1.23%	1.22%	1.23%	1.25%
Expenses net of fee waivers, if any	1.18%	1.22%	1.22%	1.23%	1.25%
Expenses net of all reductions	1.18%	1.22%	1.22%	1.23%	1.25%
Net investment income (loss)	.98%	.97%	1.00%	.39%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$52,210	$46,123	$42,034	$54,864	$40,604
Portfolio turnover rate H	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 85% Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.40	$19.36	$25.24	$20.31	$18.92
Income from Investment Operations
Net investment income (loss) A,B	.12	.10	.11	(.03)	.04
Net realized and unrealized gain (loss)	5.41	2.76	(5.42)	5.21	2.24
Total from investment operations	5.53	2.86	(5.31)	5.18	2.28
Distributions from net investment income	(.09)	(.15)	(.03)	-	(.06)
Distributions from net realized gain	-	(.67)	(.54)	(.25)	(.84)
Total distributions	(.09)	(.82)	(.57)	(.25)	(.89) C
Net asset value, end of period	$26.84	$21.40	$19.36	$25.24	$20.31
Total Return D,E	25.90%	15.00%	(21.61)%	25.65%	12.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69%	1.74%	1.74%	1.74%	1.76%
Expenses net of fee waivers, if any	1.68%	1.74%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.68%	1.74%	1.73%	1.74%	1.76%
Net investment income (loss)	.48%	.46%	.48%	(.13)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$44,716	$39,038	$36,141	$49,896	$44,510
Portfolio turnover rate H	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Asset Manager® 85%

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.18	$20.05	$26.10	$20.96	$19.50
Income from Investment Operations
Net investment income (loss) A,B	.38	.33	.37	.23	.25
Net realized and unrealized gain (loss)	5.61	2.85	(5.58)	5.38	2.32
Total from investment operations	5.99	3.18	(5.21)	5.61	2.57
Distributions from net investment income	(.32)	(.38)	(.30)	(.19)	(.27)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.32)	(1.05)	(.84)	(.47)	(1.11)
Net asset value, end of period	$27.85	$22.18	$20.05	$26.10	$20.96
Total Return C	27.23%	16.21%	(20.76)%	27.00%	13.44%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.66%	.70%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.65%	.69%	.68%	.68%	.69%
Expenses net of all reductions	.65%	.69%	.68%	.68%	.69%
Net investment income (loss)	1.51%	1.50%	1.53%	.94%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,341,235	$1,892,890	$1,697,192	$2,185,948	$2,520,790
Portfolio turnover rate F	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 85% Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.11	$19.99	$26.03	$20.91	$19.45
Income from Investment Operations
Net investment income (loss) A,B	.37	.33	.36	.22	.24
Net realized and unrealized gain (loss)	5.60	2.84	(5.56)	5.36	2.32
Total from investment operations	5.97	3.17	(5.20)	5.58	2.56
Distributions from net investment income	(.32)	(.38)	(.30)	(.18)	(.26)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.32)	(1.05)	(.84)	(.46)	(1.10)
Net asset value, end of period	$27.76	$22.11	$19.99	$26.03	$20.91
Total Return C	27.20%	16.19%	(20.78)%	26.93%	13.40%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.68%	.72%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.68%	.71%	.71%	.71%	.72%
Expenses net of all reductions	.68%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.49%	1.48%	1.50%	.90%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$64,912	$58,137	$51,528	$60,989	$31,606
Portfolio turnover rate F	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Asset Manager® 85% Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.06	$19.95	$25.99	$20.87	$19.43
Income from Investment Operations
Net investment income (loss) A,B	.40	.35	.39	.26	.26
Net realized and unrealized gain (loss)	5.59	2.83	(5.55)	5.34	2.31
Total from investment operations	5.99	3.18	(5.16)	5.60	2.57
Distributions from net investment income	(.35)	(.40)	(.34)	(.21)	(.30)
Distributions from net realized gain	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.35)	(1.07)	(.88)	(.48) C	(1.13) C
Net asset value, end of period	$27.70	$22.06	$19.95	$25.99	$20.87
Total Return D	27.36%	16.31%	(20.71)%	27.11%	13.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.60%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.57%	.60%	.59%	.60%	.61%
Expenses net of all reductions	.57%	.60%	.59%	.60%	.61%
Net investment income (loss)	1.60%	1.60%	1.62%	1.01%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,627,796	$1,220,964	$1,094,119	$1,258,721	$24,683
Portfolio turnover rate G	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	0.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Delayed Delivery & When Issued Securities Futures	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Delayed Delivery & When Issued Securities Futures	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities Delayed Delivery & When Issued Securities	Less than 0.005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Restricted Securities Swaps Forward Foreign Currency contracts	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	0.02%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	182,297
Fidelity Asset Manager 70%	4,245

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Asset Manager 20%	4,867,863,396	680,514,467	(168,442,722)	512,071,745
Fidelity Asset Manager 30%	1,806,741,519	324,373,283	(77,490,829)	246,882,454
Fidelity Asset Manager 40%	1,912,800,071	475,344,850	(71,346,069)	403,998,781
Fidelity Asset Manager 50%	7,297,852,910	2,735,406,313	(219,085,572)	2,516,320,741
Fidelity Asset Manager 60%	3,269,856,188	1,157,183,514	(81,960,642)	1,075,222,872
Fidelity Asset Manager 70%	4,639,008,811	2,399,959,160	(73,897,351)	2,326,061,809
Fidelity Asset Manager 85%	2,943,130,341	1,514,890,468	(17,893,488)	1,496,996,980

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Asset Manager 20%	22,160,674	-	(190,459,991)	512,071,745
Fidelity Asset Manager 30%	8,141,295	-	(70,267,680)	246,882,454
Fidelity Asset Manager 40%	15,212,390	-	(43,909,129)	403,998,781
Fidelity Asset Manager 50%	56,586,715	77,338,546	-	2,516,320,741
Fidelity Asset Manager 60%	57,430,641	29,076,720	-	1,075,221,532
Fidelity Asset Manager 70%	$78,331,126	$140,999,867	-	2,326,061,809
Fidelity Asset Manager 85%	$38,272,740	$79,260,676	-	1,496,996,980

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Asset Manager 20%	(82,928,508)	(107,531,483)	(190,459,991)
Fidelity Asset Manager 30%	(28,928,870)	(41,338,810)	(70,267,680)
Fidelity Asset Manager 40%	(38,898,928)	(5,010,201)	(43,909,129)

The tax character of distributions paid was as follows:

September 30, 2024
Ordinary Income ($)
Fidelity Asset Manager 20%	181,501,111
Fidelity Asset Manager 30%	60,747,136
Fidelity Asset Manager 40%	58,461,266
Fidelity Asset Manager 50%	219,731,373
Fidelity Asset Manager 60%	76,628,870
Fidelity Asset Manager 70%	112,197,413
Fidelity Asset Manager 85%	51,390,318

September 30, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Asset Manager 20%	187,362,931	111,207,260	298,570,191
Fidelity Asset Manager 30%	67,537,920	50,850,855	118,388,775
Fidelity Asset Manager 40%	62,665,528	68,806,357	131,471,885
Fidelity Asset Manager 50%	248,903,495	390,769,179	639,672,674
Fidelity Asset Manager 60%	79,634,831	76,559,849	156,194,680
Fidelity Asset Manager 70%	119,011,572	250,539,978	369,551,550
Fidelity Asset Manager 85%	58,047,423	101,376,769	159,424,192

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	(46,216,228)	(22,287,355)
Total Equity Risk	(46,216,228)	(22,287,355)
Interest Rate Risk
Futures Contracts	3,327,886	(309,053)
Total Interest Rate Risk	3,327,886	(309,053)
Totals	(42,888,342)	(22,596,408)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	(16,334,525)	(9,073,102)
Total Equity Risk	(16,334,525)	(9,073,102)
Interest Rate Risk
Futures Contracts	1,280,230	(117,263)
Total Interest Rate Risk	1,280,230	(117,263)
Totals	(15,054,295)	(9,190,365)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	(18,229,009)	(9,305,352)
Total Equity Risk	(18,229,009)	(9,305,352)
Interest Rate Risk
Futures Contracts	1,430,217	(132,205)
Total Interest Rate Risk	1,430,217	(132,205)
Totals	(16,798,792)	(9,437,557)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	(74,418,769)	(34,359,551)
Total Equity Risk	(74,418,769)	(34,359,551)
Interest Rate Risk
Futures Contracts	6,069,729	(557,646)
Total Interest Rate Risk	6,069,729	(557,646)
Totals	(68,349,040)	(34,917,197)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	(7,500,878)	(6,492,673)
Total Equity Risk	(7,500,878)	(6,492,673)
Interest Rate Risk
Futures Contracts	2,672,070	(246,459)
Total Interest Rate Risk	2,672,070	(246,459)
Totals	(4,828,808)	(6,739,132)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	(15,798,042)	(10,047,620)
Total Equity Risk	(15,798,042)	(10,047,620)
Interest Rate Risk
Futures Contracts	4,269,740	(391,661)
Total Interest Rate Risk	4,269,740	(391,661)
Totals	(11,528,302)	(10,439,281)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	20,689,982	1,242,036
Total Equity Risk	20,689,982	1,242,036
Interest Rate Risk
Futures Contracts	2,693,001	(244,214)
Total Interest Rate Risk	2,693,001	(244,214)
Totals	23,382,983	997,822

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,052,176,629	1,228,615,806
Fidelity Asset Manager 30%	349,567,331	439,907,180
Fidelity Asset Manager 40%	276,017,060	387,024,666
Fidelity Asset Manager 50%	1,145,706,733	1,921,870,799
Fidelity Asset Manager 60%	681,629,712	701,042,768
Fidelity Asset Manager 70%	927,723,459	1,111,989,240
Fidelity Asset Manager 85%	775,422,684	614,319,326
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Asset Manager 20%
Class A	0.54
Class M	0.54
Class C	0.54
Asset Manager 20%	0.48
Class I	0.52
Class Z	0.45
Fidelity Asset Manager 30%
Class A	0.54
Class M	0.54
Class C	0.55
Asset Manager 30%	0.49
Class I	0.55
Class Z	0.46
Fidelity Asset Manager 40%
Class A	0.55
Class M	0.54
Class C	0.56
Asset Manager 40%	0.50
Class I	0.54
Class Z	0.46
Fidelity Asset Manager 50%
Class A	0.62
Class M	0.61
Class C	0.62
Asset Manager 50%	0.58
Class I	0.60
Class Z	0.50
Fidelity Asset Manager 60%
Class A	0.70
Class M	0.69
Class C	0.72
Asset Manager 60%	0.64
Class I	0.70
Class Z	0.57
Fidelity Asset Manager 70%
Class A	0.68
Class M	0.67
Class C	0.69
Asset Manager 70%	0.64
Class I	0.66
Class Z	0.56
Fidelity Asset Manager 85%
Class A	0.68
Class M	0.68
Class C	0.70
Asset Manager 85%	0.66
Class I	0.68
Class Z	0.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.51
Class M	.51
Class C	.51
Asset Manager 20%	.48
Class I	.51
Class Z	.45
Fidelity Asset Manager 30%
Class A	.52
Class M	.52
Class C	.52
Asset Manager 30%	.49
Class I	.52
Class Z	.46
Fidelity Asset Manager 40%
Class A	.52
Class M	.52
Class C	.52
Asset Manager 40%	.50
Class I	.52
Class Z	.46
Fidelity Asset Manager 50%
Class A	.57
Class M	.57
Class C	.57
Asset Manager 50%	.53
Class I	.57
Class Z	.45
Fidelity Asset Manager 60%
Class A	.67
Class M	.67
Class C	.67
Asset Manager 60%	.63
Class I	.67
Class Z	.55
Fidelity Asset Manager 70%
Class A	.67
Class M	.67
Class C	.67
Asset Manager 70%	.63
Class I	.66
Class Z	.55
Fidelity Asset Manager 85%
Class A	.67
Class M	.67
Class C	.67
Asset Manager 85%	.63
Class I	.67
Class Z	.55

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate was applied to each Fund's average net assets. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, each Fund's total annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate %	Group Rate %	Total %
Fidelity Asset Manager 20%	.30	.10	.40
Fidelity Asset Manager 30%	.30	.10	.40
Fidelity Asset Manager 40%	.30	.10	.40
Fidelity Asset Manager 50%	.25	.22	.47
Fidelity Asset Manager 60%	.30	.22	.52
Fidelity Asset Manager 70%	.30	.22	.52
Fidelity Asset Manager 85%	.30	.22	.52

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	- %	.25%	129,811	2,515
Class M	.25%	.25%	141,344	315
Class C	.75%	.25%	144,467	17,083
			415,622	19,913
Fidelity Asset Manager 30%
Class A	- %	.25%	178,582	2,315
Class M	.25%	.25%	110,448	-
Class C	.75%	.25%	195,411	13,389
			484,441	15,704
Fidelity Asset Manager 40%
Class A	- %	.25%	188,827	2,189
Class M	.25%	.25%	70,472	63
Class C	.75%	.25%	180,313	22,928
			439,612	25,180
Fidelity Asset Manager 50%
Class A	- %	.25%	311,710	4,422
Class M	.25%	.25%	253,752	41
Class C	.75%	.25%	270,961	31,407
			836,423	35,870
Fidelity Asset Manager 60%
Class A	- %	.25%	411,235	8,645
Class M	.25%	.25%	242,446	-
Class C	.75%	.25%	313,545	32,061
			967,226	40,706
Fidelity Asset Manager 70%
Class A	- %	.25%	567,807	3,205
Class M	.25%	.25%	363,888	-
Class C	.75%	.25%	312,336	46,993
			1,244,031	50,198
Fidelity Asset Manager 85%
Class A	- %	.25%	591,904	4,785
Class M	.25%	.25%	249,830	172
Class C	.75%	.25%	427,244	74,219
			1,268,978	79,176

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	10,673
Class M	2,124
Class C A	617
13,414
Fidelity Asset Manager 30%
Class A	10,578
Class M	1,099
Class C A	208
11,885
Fidelity Asset Manager 40%
Class A	13,366
Class M	751
Class C A	65
14,182
Fidelity Asset Manager 50%
Class A	23,394
Class M	3,726
Class C A	241
27,361
Fidelity Asset Manager 60%
Class A	38,780
Class M	4,522
Class C A	960
44,262
Fidelity Asset Manager 70%
Class A	89,902
Class M	7,462
Class C A	673
98,037
Fidelity Asset Manager 85%
Class A	198,329
Class M	7,078
Class C A	1,368
206,775

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	0.1443
Class M	0.1387
Class C	0.1413
Asset Manager 20%	0.0850
Class I	0.1201
Class Z	0.0500

Fidelity Asset Manager 30%
Class A	0.1282
Class M	0.1304
Class C	0.1410
Asset Manager 30%	0.0832
Class I	0.1407
Class Z	0.0500

Fidelity Asset Manager 40%
Class A	0.1362
Class M	0.1276
Class C	0.1468
Asset Manager 40%	0.0858
Class I	0.1323
Class Z	0.0500

Fidelity Asset Manager 50%
Class A	0.1650
Class M	0.1550
Class C	0.1662
Asset Manager 50%	0.1188
Class I	0.1436
Class Z	0.0420

Fidelity Asset Manager 60%
Class A	0.1777
Class M	0.1669
Class C	0.1903
Asset Manager 60%	0.1180
Class I	0.1736
Class Z	0.0420

Fidelity Asset Manager 70%
Class A	0.1618
Class M	0.1572
Class C	0.1711
Asset Manager 70%	0.1210
Class I	0.1448
Class Z	0.0420

Fidelity Asset Manager 85%
Class A	0.1671
Class M	0.1653
Class C	0.1798
Asset Manager 85%	0.1389
Class I	0.1598
Class Z	0.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	31,903.14
Class M	16,368.14
Class C	9,099.14
Asset Manager 20%	1,181,085.09
Class I	10,210.13
Class Z	396,560.05
	1,645,225
Fidelity Asset Manager 30%
Class A	37,456.13
Class M	11,680.13
Class C	11,955.14
Asset Manager 30%	490,071.08
Class I	11,719.14
Class Z	97,938.05
	660,819
Fidelity Asset Manager 40%
Class A	41,571.14
Class M	7,026.12
Class C	10,973.15
Asset Manager 40%	521,741.09
Class I	20,440.13
Class Z	116,750.05
	718,501
Fidelity Asset Manager 50%
Class A	83,239.16
Class M	31,976.16
Class C	19,417.17
Asset Manager 50%	3,523,312.12
Class I	32,410.14
Class Z	340,098.04
	4,030,452
Fidelity Asset Manager 60%
Class A	117,524.18
Class M	33,183.17
Class C	24,652.19
Asset Manager 60%	1,037,228.12
Class I	77,482.18
Class Z	252,573.04
	1,542,642
Fidelity Asset Manager 70%
Class A	145,911.16
Class M	46,360.16
Class C	22,535.17
Asset Manager 70%	1,971,602.12
Class I	30,739.15
Class Z	355,952.04
	2,573,099
Fidelity Asset Manager 85%
Class A	153,935.17
Class M	33,376.17
Class C	31,081.18
Asset Manager 85%	1,184,586.14
Class I	40,445.16
Class Z	236,510.04
	1,679,933

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Asset Manager 20%	0.0216
Fidelity Asset Manager 30%	0.0327
Fidelity Asset Manager 40%	0.0326
Fidelity Asset Manager 50%	0.0154
Fidelity Asset Manager 60%	0.0320
Fidelity Asset Manager 70%	0.0212
Fidelity Asset Manager 85%	0.0248

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.03
Fidelity Asset Manager 70%	.02
Fidelity Asset Manager 85%	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Asset Manager 20%	6,690,834	74,640	(1,049)
Fidelity Asset Manager 30%	2,701,040	27,368	(385)
Fidelity Asset Manager 40%	3,110,261	29,856	(420)
Fidelity Asset Manager 50%	-	8,377,103	(1,095,149)
Fidelity Asset Manager 60%	-	1,002,099	(132,380)
Fidelity Asset Manager 70%	-	1,050,856	(144,741)
Fidelity Asset Manager 85%	430,175	1,609,124	(214,384)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Asset Manager 20%	9,021
Fidelity Asset Manager 30%	3,422
Fidelity Asset Manager 40%	3,683
Fidelity Asset Manager 50%	15,822
Fidelity Asset Manager 60%	6,669
Fidelity Asset Manager 70%	10,746
Fidelity Asset Manager 85%	6,451

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Asset Manager 20%	2,918	-	-
Fidelity Asset Manager 30%	1,335	-	-
Fidelity Asset Manager 40%	554	-	-
Fidelity Asset Manager 50%	2,229	-	-
Fidelity Asset Manager 60%	1,175	-	-
Fidelity Asset Manager 70%	2,412	-	-
Fidelity Asset Manager 85%	1,912	-	-

9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive each Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced each applicable Fund's management fee as follows:

Waiver ($)
Fidelity Asset Manager 20%	420,584
Fidelity Asset Manager 30%	161,097
Fidelity Asset Manager 40%	71,329
Fidelity Asset Manager 50%	303,961
Fidelity Asset Manager 60%	131,880
Fidelity Asset Manager 70%	210,785
Fidelity Asset Manager 85%	130,619

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Asset Manager 20%	3	-
Class M	-	49
Fidelity Asset Manager 30%	18	-
Class M	-	11
Fidelity Asset Manager 40%	34	-
Class M	-	4
Fidelity Asset Manager 50%	5
Class M	-	9
Fidelity Asset Manager 60%	180	-
Fidelity Asset Manager 70%	21	-

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Fund-Level Amount ($)
Fidelity Asset Manager 20%	181,295
Fidelity Asset Manager 30%	68,402
Fidelity Asset Manager 40%	73,399
Fidelity Asset Manager 50%	595,729
Fidelity Asset Manager 60%	249,372
Fidelity Asset Manager 70%	403,825
Fidelity Asset Manager 85%	239,480

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$1,614,258	$2,872,185
Class M	807,127	1,348,563
Class C	345,680	835,007
Asset Manager 20%	111,418,426	195,919,341
Class I	634,416	1,439,959
Class Z	66,681,204	96,155,136
Total	$181,501,111	$298,570,191
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$1,943,744	$3,712,002
Class M	544,973	1,115,340
Class C	394,050	1,057,329
Asset Manager 30%	42,001,215	87,216,487
Class I	583,332	1,456,615
Class Z	15,279,822	23,831,002
Total	$60,747,136	$118,388,775
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$1,777,802	$ 4,061,015
Class M	298,696	717,718
Class C	294,472	952,604
Asset Manager 40%	39,403,941	91,378,261
Class I	986,609	2,096,562
Class Z	15,699,746	32,265,725
Total	$58,461,266	$131,471,885
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$2,538,278	$7,725,964
Class M	913,668	3,172,590
Class C	365,278	1,858,800
Asset Manager 50%	166,630,353	498,002,312
Class I	1,278,134	3,864,843
Class Z	48,005,662	125,048,165
Total	$219,731,373	$639,672,674
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$2,652,010	$5,829,870
Class M	690,690	1,719,076
Class C	266,846	1,017,325
Asset Manager 60%	41,191,825	86,418,079
Class I	2,013,085	4,209,470
Class Z	29,814,414	57,000,860
Total	$76,628,870	$156,194,680
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$3,188,852	$11,630,377
Class M	877,257	3,792,389
Class C	210,030	1,619,138
Asset Manager 70%	68,070,748	232,428,831
Class I	881,622	2,972,044
Class Z	38,968,904	117,108,771
Total	$112,197,413	$369,551,550
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$2,494,828	$8,386,555
Class M	423,417	1,930,817
Class C	164,582	1,489,984
Asset Manager 85%	27,538,017	87,417,456
Class I	818,202	2,665,270
Class Z	19,951,272	57,534,110
Total	$51,390,318	$159,424,192

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Asset Manager 20%
Class A
Shares sold	756,043	747,930	$10,065,442	$9,713,539
Reinvestment of distributions	118,147	217,307	1,564,404	2,784,288
Shares redeemed	(1,327,518)	(1,221,697)	(17,598,562)	(15,835,637)
Net increase (decrease)	(453,328)	(256,460)	$(5,968,716)	$(3,337,810)
Class M
Shares sold	177,076	308,015	$2,371,649	$3,986,588
Reinvestment of distributions	60,690	104,944	801,817	1,340,835
Shares redeemed	(384,389)	(309,409)	(5,073,147)	(4,003,754)
Net increase (decrease)	(146,623)	103,550	$(1,899,681)	$1,323,669
Class C
Shares sold	156,082	209,118	$2,066,430	$2,688,974
Reinvestment of distributions	26,033	65,337	340,668	827,517
Shares redeemed	(486,121)	(498,144)	(6,338,959)	(6,386,213)
Net increase (decrease)	(304,006)	(223,689)	$(3,931,861)	$(2,869,722)
Asset Manager 20%
Shares sold	11,215,521	13,116,861	$149,128,279	$170,315,586
Reinvestment of distributions	7,893,037	14,397,795	104,717,434	184,830,124
Shares redeemed	(54,220,268)	(56,301,179)	(720,374,609)	(731,267,083)
Net increase (decrease)	(35,111,710)	(28,786,523)	$(466,528,896)	$(376,121,373)
Class I
Shares sold	551,791	751,231	$7,302,032	$9,753,797
Reinvestment of distributions	44,859	106,997	594,827	1,373,332
Shares redeemed	(930,893)	(1,432,497)	(12,259,824)	(18,650,066)
Net increase (decrease)	(334,243)	(574,269)	$(4,362,965)	$(7,522,937)
Class Z
Shares sold	44,374,685	41,778,309	$591,702,923	$542,899,885
Reinvestment of distributions	5,010,649	7,479,736	66,538,508	95,991,524
Shares redeemed	(39,756,930)	(30,676,184)	(529,241,337)	(398,877,154)
Net increase (decrease)	9,628,404	18,581,861	$129,000,094	$240,014,255
Fidelity Asset Manager 30%
Class A
Shares sold	573,144	803,385	$6,592,479	$8,869,002
Reinvestment of distributions	167,570	335,928	1,922,978	3,652,477
Shares redeemed	(1,089,202)	(1,377,556)	(12,466,079)	(15,252,349)
Net increase (decrease)	(348,488)	(238,243)	$(3,950,622)	$(2,730,870)
Class M
Shares sold	338,406	267,816	$3,904,979	$2,968,427
Reinvestment of distributions	47,520	102,780	544,100	1,114,632
Shares redeemed	(484,411)	(479,687)	(5,547,522)	(5,308,302)
Net increase (decrease)	(98,485)	(109,091)	$(1,098,443)	$(1,225,243)
Class C
Shares sold	167,117	198,376	$1,880,592	$2,154,101
Reinvestment of distributions	34,832	98,581	393,933	1,057,182
Shares redeemed	(578,854)	(644,843)	(6,557,430)	(7,047,003)
Net increase (decrease)	(376,905)	(347,886)	$(4,282,905)	$(3,835,720)
Asset Manager 30%
Shares sold	6,570,137	8,152,829	$75,685,352	$90,263,762
Reinvestment of distributions	3,389,277	7,493,533	38,825,202	81,428,212
Shares redeemed	(28,294,272)	(35,306,472)	(323,763,396)	(390,638,128)
Net increase (decrease)	(18,334,858)	(19,660,110)	$(209,252,842)	$(218,946,154)
Class I
Shares sold	444,611	2,583,395	$5,141,642	$28,952,448
Reinvestment of distributions	48,501	128,358	554,478	1,394,770
Shares redeemed	(1,265,992)	(3,249,621)	(14,197,103)	(36,009,329)
Net increase (decrease)	(772,880)	(537,868)	$(8,500,983)	$(5,662,111)
Class Z
Shares sold	11,203,138	7,577,570	$129,392,872	$83,915,317
Reinvestment of distributions	1,323,066	2,183,026	15,200,134	23,736,270
Shares redeemed	(8,243,365)	(6,721,782)	(95,021,783)	(74,526,754)
Net increase (decrease)	4,282,839	3,038,814	$49,571,223	$33,124,833
Fidelity Asset Manager 40%
Class A
Shares sold	1,088,313	884,362	$13,700,645	$10,483,915
Reinvestment of distributions	143,398	352,160	1,772,788	4,057,526
Shares redeemed	(1,200,112)	(1,329,805)	(15,029,269)	(15,729,162)
Net increase (decrease)	31,599	(93,283)	$444,164	$(1,187,721)
Class M
Shares sold	148,111	159,494	$1,846,826	$1,897,889
Reinvestment of distributions	23,917	61,249	295,466	704,834
Shares redeemed	(143,376)	(168,980)	(1,776,075)	(2,003,338)
Net increase (decrease)	28,652	51,763	$366,217	$599,385
Class C
Shares sold	263,734	224,416	$3,300,896	$2,650,340
Reinvestment of distributions	23,840	82,940	293,198	949,184
Shares redeemed	(425,449)	(501,532)	(5,302,243)	(5,901,268)
Net increase (decrease)	(137,875)	(194,176)	$(1,708,149)	$(2,301,744)
Asset Manager 40%
Shares sold	15,299,452	11,052,633	$191,960,436	$131,183,147
Reinvestment of distributions	2,925,404	7,318,660	36,101,041	84,284,822
Shares redeemed	(25,570,280)	(27,887,233)	(318,687,337)	(329,996,011)
Net increase (decrease)	(7,345,424)	(9,515,940)	$(90,625,860)	$(114,528,042)
Class I
Shares sold	558,807	853,834	$6,923,574	$10,102,646
Reinvestment of distributions	64,911	153,641	801,475	1,770,765
Shares redeemed	(1,310,426)	(867,039)	(16,436,127)	(10,244,014)
Net increase (decrease)	(686,708)	140,436	$(8,711,078)	$1,629,397
Class Z
Shares sold	6,966,485	6,284,539	$86,979,485	$73,845,714
Reinvestment of distributions	1,267,912	2,795,482	15,660,901	32,210,077
Shares redeemed	(7,280,751)	(7,148,927)	(90,702,970)	(84,864,379)
Net increase (decrease)	953,646	1,931,094	$11,937,416	$21,191,412
Fidelity Asset Manager 50%
Class A
Shares sold	774,682	968,649	$15,313,918	$17,835,233
Reinvestment of distributions	126,787	421,565	2,469,521	7,504,919
Shares redeemed	(1,157,390)	(1,202,574)	(22,860,895)	(22,213,419)
Net increase (decrease)	(255,921)	187,640	$(5,077,456)	$3,126,733
Class M
Shares sold	334,742	265,642	$6,582,390	$4,885,043
Reinvestment of distributions	46,879	178,242	912,483	3,168,893
Shares redeemed	(553,014)	(481,078)	(10,874,154)	(8,894,168)
Net increase (decrease)	(171,393)	(37,194)	$(3,379,281)	$(840,232)
Class C
Shares sold	198,642	297,400	$3,814,728	$5,471,240
Reinvestment of distributions	18,889	104,429	362,961	1,836,994
Shares redeemed	(621,324)	(541,145)	(11,746,591)	(9,877,578)
Net increase (decrease)	(403,793)	(139,316)	$(7,568,902)	$(2,569,344)
Asset Manager 50%
Shares sold	12,613,181	15,925,415	$250,697,463	$296,093,223
Reinvestment of distributions	7,977,817	26,236,917	155,974,251	469,456,625
Shares redeemed	(56,629,402)	(58,256,227)	(1,117,953,389)	(1,080,821,978)
Net increase (decrease)	(36,038,404)	(16,093,895)	$(711,281,675)	$(315,272,130)
Class I
Shares sold	605,683	489,704	$11,779,756	$9,044,818
Reinvestment of distributions	59,284	200,468	1,157,501	3,577,872
Shares redeemed	(799,275)	(1,278,236)	(15,759,949)	(23,632,045)
Net increase (decrease)	(134,308)	(588,064)	$(2,822,692)	$(11,009,355)
Class Z
Shares sold	11,120,215	14,377,254	$218,430,902	$265,269,375
Reinvestment of distributions	2,457,138	7,003,999	47,959,443	124,981,916
Shares redeemed	(14,631,076)	(14,076,380)	(288,926,321)	(259,748,929)
Net increase (decrease)	(1,053,723)	7,304,873	$(22,535,976)	$130,502,362
Fidelity Asset Manager 60%
Class A
Shares sold	1,424,286	1,291,616	$21,029,850	$17,577,208
Reinvestment of distributions	179,359	442,750	2,611,472	5,742,465
Shares redeemed	(1,840,485)	(1,607,777)	(27,292,603)	(21,900,881)
Net increase (decrease)	(236,840)	126,589	$(3,651,281)	$1,418,792
Class M
Shares sold	194,671	183,978	$2,897,894	$2,468,297
Reinvestment of distributions	47,309	132,108	685,506	1,705,515
Shares redeemed	(484,773)	(383,998)	(7,198,714)	(5,194,019)
Net increase (decrease)	(242,793)	(67,912)	$(3,615,314)	$(1,020,207)
Class C
Shares sold	264,419	398,666	$3,842,051	$5,301,650
Reinvestment of distributions	18,469	79,236	265,392	1,013,431
Shares redeemed	(672,617)	(759,021)	(9,837,570)	(10,054,751)
Net increase (decrease)	(389,729)	(281,119)	$(5,730,127)	$(3,739,670)
Asset Manager 60%
Shares sold	16,002,883	19,688,961	$238,735,225	$269,133,298
Reinvestment of distributions	2,580,465	6,154,563	37,778,004	80,193,953
Shares redeemed	(28,967,041)	(27,437,050)	(430,818,143)	(375,308,414)
Net increase (decrease)	(10,383,693)	(1,593,526)	$(154,304,914)	$(25,981,163)
Class I
Shares sold	984,225	936,886	$14,643,693	$12,827,045
Reinvestment of distributions	133,670	316,435	1,956,935	4,126,312
Shares redeemed	(1,594,746)	(1,261,060)	(23,936,059)	(17,305,847)
Net increase (decrease)	(476,851)	(7,739)	$(7,335,431)	$(352,490)
Class Z
Shares sold	15,508,989	8,916,420	$231,243,958	$121,471,479
Reinvestment of distributions	2,028,906	4,361,118	29,662,606	56,781,753
Shares redeemed	(12,682,336)	(11,992,984)	(189,101,994)	(163,285,078)
Net increase (decrease)	4,855,559	1,284,554	$71,804,570	$14,968,154
Fidelity Asset Manager 70%
Class A
Shares sold	974,719	1,132,350	$25,811,978	$27,070,987
Reinvestment of distributions	119,781	497,456	3,086,747	11,227,584
Shares redeemed	(1,161,837)	(1,090,699)	(30,751,229)	(26,022,775)
Net increase (decrease)	(67,337)	539,107	$(1,852,504)	$12,275,796
Class M
Shares sold	234,358	270,196	$6,119,820	$6,476,400
Reinvestment of distributions	33,702	166,294	869,517	3,756,587
Shares redeemed	(473,935)	(434,796)	(12,589,448)	(10,337,019)
Net increase (decrease)	(205,875)	1,694	$(5,600,111)	$(104,032)
Class C
Shares sold	182,323	315,611	$4,786,909	$7,566,188
Reinvestment of distributions	8,149	71,764	209,910	1,618,279
Shares redeemed	(434,297)	(366,730)	(11,287,169)	(8,731,748)
Net increase (decrease)	(243,825)	20,645	$(6,290,350)	$452,719
Asset Manager 70%
Shares sold	11,770,175	10,874,313	$311,999,792	$261,535,858
Reinvestment of distributions	2,474,885	9,702,666	63,901,522	219,377,281
Shares redeemed	(23,922,716)	(20,978,824)	(633,720,450)	(502,758,161)
Net increase (decrease)	(9,677,656)	(401,845)	$(257,819,136)	$(21,845,022)
Class I
Shares sold	613,134	512,304	$15,922,849	$12,263,683
Reinvestment of distributions	32,109	123,913	829,707	2,804,156
Shares redeemed	(501,699)	(625,523)	(13,239,477)	(15,009,057)
Net increase (decrease)	143,544	10,694	$3,513,079	$58,782
Class Z
Shares sold	8,781,627	7,207,888	$227,759,908	$171,717,576
Reinvestment of distributions	1,510,044	5,183,731	38,913,835	116,996,811
Shares redeemed	(13,543,030)	(7,234,949)	(351,445,294)	(173,217,554)
Net increase (decrease)	(3,251,359)	5,156,670	$(84,771,551)	$115,496,833
Fidelity Asset Manager 85%
Class A
Shares sold	1,725,915	1,680,039	$42,591,975	$36,637,506
Reinvestment of distributions	103,272	406,694	2,481,623	8,349,442
Shares redeemed	(1,473,053)	(1,171,777)	(36,790,060)	(25,636,095)
Net increase (decrease)	356,134	914,956	$8,283,538	$19,350,853
Class M
Shares sold	256,713	228,141	$6,303,505	$4,975,206
Reinvestment of distributions	17,720	94,377	422,978	1,924,349
Shares redeemed	(482,284)	(339,417)	(11,874,709)	(7,349,555)
Net increase (decrease)	(207,851)	(16,899)	$(5,148,226)	$(450,000)
Class C
Shares sold	306,013	374,319	$7,352,859	$8,048,298
Reinvestment of distributions	6,931	73,597	163,786	1,485,932
Shares redeemed	(471,077)	(490,917)	(11,466,181)	(10,504,586)
Net increase (decrease)	(158,133)	(43,001)	$(3,949,536)	$(970,356)
Asset Manager 85%
Shares sold	10,662,963	8,202,359	$266,205,108	$182,700,183
Reinvestment of distributions	1,063,928	4,009,724	25,874,717	83,241,869
Shares redeemed	(12,993,858)	(11,532,481)	(325,535,184)	(254,741,572)
Net increase (decrease)	(1,266,967)	679,602	$(33,455,359)	$11,200,480
Class I
Shares sold	500,098	823,798	$12,341,753	$18,218,557
Reinvestment of distributions	32,308	122,678	783,146	2,539,426
Shares redeemed	(823,201)	(895,092)	(20,658,297)	(19,928,329)
Net increase (decrease)	(290,795)	51,384	$(7,533,398)	$829,654
Class Z
Shares sold	11,231,785	8,552,138	$279,888,316	$188,206,301
Reinvestment of distributions	824,014	2,786,073	19,916,426	57,504,545
Shares redeemed	(8,624,055)	(10,847,796)	(220,090,161)	(236,555,070)
Net increase (decrease)	3,431,744	490,415	$79,714,581	$9,155,776
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	38%
Fidelity Asset Manager 30%	26%
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	38%
Fidelity Asset Manager 70%	32%
Fidelity Asset Manager 85%	35%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the "Funds"), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 50%	$87,405,590
Fidelity Asset Manager 60%	$35,442,225
Fidelity Asset Manager 70%	$159,561,042
Fidelity Asset Manager 85%	$88,572,203

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Asset Manager 20%	21.40%
Fidelity Asset Manager 30%	19.54%
Fidelity Asset Manager 40%	17.34%
Fidelity Asset Manager 50%	14.72%
Fidelity Asset Manager 60%	13.09%
Fidelity Asset Manager 70%	9.71%
Fidelity Asset Manager 85%	6.70%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$123,491,245
Fidelity Asset Manager 30%	$39,112,052
Fidelity Asset Manager 40%	$33,509,497
Fidelity Asset Manager 50%	$112,453,501
Fidelity Asset Manager 60%	$37,238,793
Fidelity Asset Manager 70%	$42,934,617
Fidelity Asset Manager 85%	$10,179,440

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Asset Manager 20%	$155,223,505
Fidelity Asset Manager 30%	$47,271,025
Fidelity Asset Manager 40%	$40,531,677
Fidelity Asset Manager 50%	$129,968,917
Fidelity Asset Manager 60%	$45,708,814
Fidelity Asset Manager 70%	$18,134,432
Fidelity Asset Manager 85%	$7,318,987

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2023	0%	0%	0%	0%	0%	0%
November 2023	6%	6%	8%	5%	5%	5%
December 2023	8%	8%	10%	7%	7%	7%
February 2024	5%	6%	9%	4%	5%	4%
March 2024	5%	6%	7%	4%	5%	4%
April 2024	5%	5%	7%	4%	4%	4%
May 2024	5%	5%	7%	4%	4%	4%
June 2024	5%	5%	7%	4%	5%	4%
July 2024	5%	5%	5%	4%	4%	4%
August 2024	5%	5%	6%	4%	5%	4%
September 2024	5%	5%	7%	4%	5%	4%
Fidelity Asset Manager 30%
October 2023	0%	0%	0%	0%	0%	0%
November 2023	9%	10%	13%	7%	8%	7%
December 2023	11%	12%	14%	10%	10%	10%
February 2024	8%	10%	16%	7%	7%	7%
March 2024	8%	9%	14%	7%	7%	7%
April 2024	8%	9%	12%	7%	7%	7%
May 2024	8%	9%	12%	7%	7%	7%
June 2024	8%	9%	14%	7%	7%	7%
July 2024	7%	8%	9%	7%	7%	7%
August 2024	8%	9%	12%	7%	7%	7%
September 2024	8%	9%	13%	7%	7%	7%
Fidelity Asset Manager 40%
October 2023	0%	0%	0%	0%	0%	0%
December 2023	15%	16%	19%	13%	14%	13%
April 2024	15%	17%	27%	13%	13%	12%
July 2024	14%	15%	20%	13%	13%	12%
Fidelity Asset Manager 50%
October 2023	0%	0%	0%	0%	0%	0%
December 2023	19%	21%	27%	17%	17%	17%
April 2024	22%	28%	67%	17%	18%	16%
July 2024	19%	21%	28%	17%	18%	17%
Fidelity Asset Manager 60%
December 2023	23%	26%	43%	19%	20%	19%
Fidelity Asset Manager 70%
December 2023	29%	35%	62%	25%	25%	24%
Fidelity Asset Manager 85%
December 2023	42%	54%	100%	35%	36%	33%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2023	8.31%	9.26%	11.43%	7.53%	7.77%	7.53%
December 2023	11.16%	11.86%	13.72%	10.35%	10.44%	10.26%
February 2024	14.68%	17.12%	25.68%	12.09%	12.84%	12.09%
March 2024	13.62%	15.56%	20.43%	12.11%	12.57%	12.11%
April 2024	13.58%	14.94%	18.67%	12.11%	12.11%	12.11%
May 2024	13.43%	14.87%	18.92%	12.25%	12.25%	11.90%
June 2024	13.46%	15.14%	20.18%	12.11%	12.53%	12.11%
July 2024	12.90%	13.78%	15.16%	12.13%	12.13%	12.13%
August 2024	13.25%	14.62%	17.67%	12.12%	12.47%	12.12%
September 2024	13.67%	15.13%	20.18%	12.11%	12.46%	12.11%
Fidelity Asset Manager 30%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2023	12.83%	14.41%	19.12%	11.02%	11.57%	11.02%
December 2023	16.43%	17.49%	20.41%	15.14%	15.48%	14.97%
February 2024	23.70%	29.62%	47.39%	19.75%	21.54%	19.75%
March 2024	23.50%	26.85%	41.77%	19.79%	20.89%	19.79%
April 2024	22.46%	25.52%	35.09%	20.05%	20.05%	19.36%
May 2024	22.81%	25.35%	35.09%	19.84%	20.74%	19.84%
June 2024	23.61%	26.76%	40.14%	20.07%	20.07%	19.12%
July 2024	20.96%	22.42%	24.72%	20.09%	20.09%	19.68%
August 2024	22.13%	24.59%	34.05%	20.12%	20.12%	19.25%
September 2024	22.92%	26.74%	37.02%	20.05%	20.05%	19.25%
Fidelity Asset Manager 40%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2023	21.96%	23.67%	28.81%	20.09%	20.28%	19.72%
April 2024	43.05%	50.40%	79.48%	36.26%	36.90%	35.63%
July 2024	40.25%	43.91%	57.31%	36.36%	36.36%	35.97%
Fidelity Asset Manager 50%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2023	29.18%	31.97%	40.74%	26.48%	26.66%	25.80%
April 2024	65.16%	82.93%	100%	52.13%	52.88%	49.31%
July 2024	57.92%	64.30%	83.43%	51.91%	52.70%	50.42%
Fidelity Asset Manager 60%
December 2023	50.46%	58.50%	95.73%	42.99%	44.21%	41.42%
Fidelity Asset Manager 70%
December 2023	65.38%	78.00%	100%	55.29%	55.90%	52.77%
Fidelity Asset Manager 85%
December 2023	95.28%	100%	100%	78.84%	80.25%	74.08%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a Section 199A dividend:

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2023	0.94%	1.04%	1.29%	0.85%	0.88%	0.85%
December 2023	1.26%	1.34%	1.55%	1.17%	1.18%	1.16%
February 2024	0.62%	0.72%	1.08%	0.51%	0.54%	0.51%
March 2024	0.58%	0.66%	0.86%	0.51%	0.53%	0.51%
April 2024	0.58%	0.63%	0.79%	0.51%	0.51%	0.51%
May 2024	0.57%	0.63%	0.80%	0.52%	0.52%	0.50%
June 2024	0.57%	0.64%	0.85%	0.51%	0.53%	0.51%
July 2024	0.55%	0.58%	0.64%	0.51%	0.51%	0.51%
August 2024	0.56%	0.62%	0.75%	0.51%	0.53%	0.51%
September 2024	0.58%	0.64%	0.85%	0.51%	0.53%	0.51%
Fidelity Asset Manager 30%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2023	1.20%	1.34%	1.78%	1.03%	1.08%	1.03%
December 2023	1.53%	1.63%	1.90%	1.41%	1.44%	1.39%
February 2024	0.74%	0.92%	1.47%	0.62%	0.67%	0.62%
March 2024	0.73%	0.83%	1.30%	0.62%	0.65%	0.62%
April 2024	0.70%	0.79%	1.09%	0.62%	0.62%	0.60%
May 2024	0.71%	0.79%	1.09%	0.62%	0.65%	0.62%
June 2024	0.73%	0.83%	1.25%	0.63%	0.63%	0.60%
July 2024	0.65%	0.70%	0.77%	0.63%	0.63%	0.61%
August 2024	0.69%	0.76%	1.06%	0.63%	0.63%	0.60%
September 2024	0.71%	0.83%	1.15%	0.62%	0.62%	0.60%
Fidelity Asset Manager 40%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2023	1.88%	2.03%	2.46%	1.72%	1.74%	1.69%
April 2024	1.17%	1.37%	2.16%	0.99%	1.01%	0.97%
July 2024	1.10%	1.20%	1.56%	0.99%	0.99%	0.98%
Fidelity Asset Manager 50%
October 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2023	2.26%	2.47%	3.15%	2.05%	2.06%	2.00%
April 2024	1.52%	1.93%	0.00%	1.21%	1.23%	1.15%
July 2024	1.35%	1.50%	1.94%	1.21%	1.23%	1.17%
Fidelity Asset Manager 60%
December 2023	2.16%	2.51%	4.10%	1.84%	1.90%	1.78%
Fidelity Asset Manager 70%
December 2023	2.37%	2.82%	0.00%	2.00%	2.03%	1.91%
Fidelity Asset Manager 85%
December 2023	1.75%	0.00%	0.00%	1.45%	1.47%	1.36%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Asset Manager 20%
Class A	02/06/23	$0.0005	$0.0001
Class M	02/06/23	$0.0004	$0.0001
Class C	02/06/23	$0.0001	$0.0001
Asset Manager 20%	02/06/23	$0.0007	$0.0001
Class I	02/06/23	$0.0006	$0.0001
Class Z	02/06/23	$0.0007	$0.0001

Class A	03/06/23	$0.0014	$0.0002
Class M	03/06/23	$0.0012	$0.0002
Class C	03/06/23	$0.0009	$0.0002
Asset Manager 20%	03/06/23	$0.0016	$0.0002
Class I	03/06/23	$0.0016	$0.0002
Class Z	03/06/23	$0.0016	$0.0002
Class A	04/06/23	$0.0020	$0.0002
Class M	04/06/23	$0.0019	$0.0002
Class C	04/06/23	$0.0015	$0.0002
Asset Manager 20%	04/06/23	$0.0022	$0.0002
Class I	04/06/23	$0.0022	$0.0002
Class Z	04/06/23	$0.0023	$0.0002

Class A	05/08/23	$0.0016	$0.0002
Class M	05/08/23	$0.0014	$0.0002
Class C	05/08/23	$0.0011	$0.0002
Asset Manager 20%	05/08/23	$0.0018	$0.0002
Class I	05/08/23	$0.0018	$0.0002
Class Z	05/08/23	$0.0018	$0.0002

Class A	06/05/23	$0.0014	$0.0002
Class M	06/05/23	$0.0013	$0.0002
Class C	06/05/23	$0.0010	$0.0002
Asset Manager 20%	06/05/23	$0.0017	$0.0002
Class I	06/05/23	$0.0016	$0.0002
Class Z	06/05/23	$0.0017	$0.0002

Class A	07/10/23	$0.0031	$0.0004
Class M	07/10/23	$0.0030	$0.0004
Class C	07/10/23	$0.0026	$0.0004
Asset Manager 20%	07/10/23	$0.0034	$0.0004
Class I	07/10/23	$0.0033	$0.0004
Class Z	07/10/23	$0.0034	$0.0004

Class A	08/07/23	$0.0016	$0.0002
Class M	08/07/23	$0.0014	$0.0002
Class C	08/07/23	$0.0011	$0.0002
Asset Manager 20%	08/07/23	$0.0018	$0.0002
Class I	08/07/23	$0.0018	$0.0002
Class Z	08/07/23	$0.0019	$0.0002

Class A	09/11/23	$0.0017	$0.0002
Class M	09/11/23	$0.0016	$0.0002
Class C	09/11/23	$0.0012	$0.0002
Asset Manager 20%	09/11/23	$0.0020	$0.0002
Class I	09/11/23	$0.0019	$0.0002
Class Z	09/11/23	$0.0020	$0.0002

Class A	10/09/23	$0.0029	$0.0003
Class M	10/09/23	$0.0027	$0.0003
Class C	10/09/23	$0.0022	$0.0003
Asset Manager 20%	10/09/23	$0.0031	$0.0003
Class I	10/09/23	$0.0031	$0.0003
Class Z	10/09/23	$0.0031	$0.0003

Class A	11/06/23	$0.0019	$0.0002
Class M	11/06/23	$0.0017	$0.0002
Class C	11/06/23	$0.0014	$0.0002
Asset Manager 20%	11/06/23	$0.0021	$0.0002
Class I	11/06/23	$0.0020	$0.0002
Class Z	11/06/23	$0.0021	$0.0002

Class A	12/29/23	$0.0066	$0.0008
Class M	12/29/23	$0.0062	$0.0008
Class C	12/29/23	$0.0054	$0.0008
Asset Manager 20%	12/29/23	$0.0071	$0.0008
Class I	12/29/23	$0.0071	$0.0008
Class Z	12/29/23	$0.0072	$0.0008

Fidelity Asset Manager 30%
Class A	02/06/23	$0.0006	$0.0001
Class M	02/06/23	$0.0005	$0.0001
Class C	02/06/23	$0.0002	$0.0001
Asset Manager 30%	02/06/23	$0.0008	$0.0001
Class I	02/06/23	$0.0008	$0.0001
Class Z	02/06/23	$0.0008	$0.0001

Class A	03/06/23	$0.0015	$0.0002
Class M	03/06/23	$0.0013	$0.0002
Class C	03/06/23	$0.0007	$0.0002
Asset Manager 30%	03/06/23	$0.0018	$0.0002
Class I	03/06/23	$0.0016	$0.0002
Class Z	03/06/23	$0.0018	$0.0002
Class A	04/06/23	$0.0024	$0.0003
Class M	04/06/23	$0.0022	$0.0003
Class C	04/06/23	$0.0016	$0.0003
Asset Manager 30%	04/06/23	$0.0027	$0.0003
Class I	04/06/23	$0.0027	$0.0003
Class Z	04/06/23	$0.0027	$0.0003

Class A	05/08/23	$0.0017	$0.0002
Class M	05/08/23	$0.0014	$0.0002
Class C	05/08/23	$0.0009	$0.0002
Asset Manager 30%	05/08/23	$0.0019	$0.0002
Class I	05/08/23	$0.0019	$0.0002
Class Z	05/08/23	$0.0020	$0.0002

Class A	06/05/23	$0.0016	$0.0002
Class M	06/05/23	$0.0014	$0.0002
Class C	06/05/23	$0.0008	$0.0002
Asset Manager 30%	06/05/23	$0.0019	$0.0002
Class I	06/05/23	$0.0018	$0.0002
Class Z	06/05/23	$0.0019	$0.0002

Class A	07/10/23	$0.0045	$0.0005
Class M	07/10/23	$0.0043	$0.0005
Class C	07/10/23	$0.0038	$0.0005
Asset Manager 30%	07/10/23	$0.0048	$0.0005
Class I	07/10/23	$0.0047	$0.0005
Class Z	07/10/23	$0.0048	$0.0005

Class A	08/07/23	$0.0017	$0.0002
Class M	08/07/23	$0.0015	$0.0002
Class C	08/07/23	$0.0009	$0.0002
Asset Manager 30%	08/07/23	$0.0020	$0.0002
Class I	08/07/23	$0.0020	$0.0002
Class Z	08/07/23	$0.0020	$0.0002

Class A	09/11/23	$0.0016	$0.0002
Class M	09/11/23	$0.0014	$0.0002
Class C	09/11/23	$0.0009	$0.0002
Asset Manager 30%	09/11/23	$0.0019	$0.0002
Class I	09/11/23	$0.0019	$0.0002
Class Z	09/11/23	$0.0019	$0.0002

Class A	10/09/23	$0.0041	$0.0005
Class M	10/09/23	$0.0038	$0.0005
Class C	10/09/23	$0.0032	$0.0005
Asset Manager 30%	10/09/23	$0.0044	$0.0005
Class I	10/09/23	$0.0043	$0.0005
Class Z	10/09/23	$0.0045	$0.0005

Class A	11/06/23	$0.0019	$0.0002
Class M	11/06/23	$0.0017	$0.0002
Class C	11/06/23	$0.0013	$0.0002
Asset Manager 30%	11/06/23	$0.0022	$0.0002
Class I	11/06/23	$0.0021	$0.0002
Class Z	11/06/23	$0.0022	$0.0002

Class A	12/29/23	$0.0085	$0.0010
Class M	12/29/23	$0.0079	$0.0010
Class C	12/29/23	$0.0068	$0.0010
Asset Manager 30%	12/29/23	$0.0092	$0.0010
Class I	12/29/23	$0.0090	$0.0010
Class Z	12/29/23	$0.0093	$0.0010

Fidelity Asset Manager 40%
Class A	04/06/23	$0.0058	$0.0008
Class M	04/06/23	$0.0049	$0.0008
Class C	04/06/23	$0.0026	$0.0008
Asset Manager 40%	04/06/23	$0.0071	$0.0008
Class I	04/06/23	$0.0070	$0.0008
Class Z	04/06/23	$0.0073	$0.0008
Class A	07/10/23	$0.0106	$0.0013
Class M	07/10/23	$0.0095	$0.0013
Class C	07/10/23	$0.0073	$0.0013
Asset Manager 40%	07/10/23	$0.0119	$0.0013
Class I	07/10/23	$0.0116	$0.0013
Class Z	07/10/23	$0.0120	$0.0013
Class A	10/09/23	$0.0101	$0.0013
Class M	10/09/23	$0.0090	$0.0013
Class C	10/09/23	$0.0066	$0.0013
Asset Manager 40%	10/09/23	$0.0114	$0.0013
Class I	10/09/23	$0.0113	$0.0013
Class Z	10/09/23	$0.0117	$0.0013
Class A	12/29/23	$0.0141	$0.0017
Class M	12/29/23	$0.0131	$0.0017
Class C	12/29/23	$0.0108	$0.0017
Asset Manager 40%	12/29/23	$0.0154	$0.0017
Class I	12/29/23	$0.0153	$0.0017
Class Z	12/29/23	$0.0157	$0.0017
Fidelity Asset Manager 50%
Class A	04/06/23	$0.0088	$0.0013
Class M	04/06/23	$0.0069	$0.0013
Class C	04/06/23	$0.0026	$0.0013
Asset Manager 50%	04/06/23	$0.0114	$0.0013
Class I	04/06/23	$0.0112	$0.0013
Class Z	04/06/23	$0.0119	$0.0013
Class A	07/10/23	$0.0208	$0.0028
Class M	07/10/23	$0.0185	$0.0028
Class C	07/10/23	$0.0140	$0.0028
Asset Manager 50%	07/10/23	$0.0237	$0.0028
Class I	07/10/23	$0.0233	$0.0028
Class Z	07/10/23	$0.0245	$0.0028
Class A	10/09/23	$0.0180	$0.0024
Class M	10/09/23	$0.0157	$0.0024
Class C	10/09/23	$0.0112	$0.0024
Asset Manager 50%	10/09/23	$0.0205	$0.0024
Class I	10/09/23	$0.0203	$0.0024
Class Z	10/09/23	$0.0213	$0.0024
Class A	12/29/23	$0.0268	$0.0035
Class M	12/29/23	$0.0244	$0.0035
Class C	12/29/23	$0.0192	$0.0035
Asset Manager 50%	12/29/23	$0.0295	$0.0035
Class I	12/29/23	$0.0293	$0.0035
Class Z	12/29/23	$0.0303	$0.0035
Fidelity Asset Manager 60%
Class A	12/29/23	$0.0560	$0.0084
Class M	12/29/23	$0.0483	$0.0084
Class C	12/29/23	$0.0295	$0.0084
Asset Manager 60%	12/29/23	$0.0657	$0.0084
Class I	12/29/23	$0.0639	$0.0084
Class Z	12/29/23	$0.0682	$0.0084
Fidelity Asset Manager 70%
Class A	12/29/23	$0.1121	$0.0172
Class M	12/29/23	$0.0939	$0.0172
Class C	12/29/23	$0.0530	$0.0172
Asset Manager 70%	12/29/23	$0.1325	$0.0172
Class I	12/29/23	$0.1311	$0.0172
Class Z	12/29/23	$0.1388	$0.0172
Fidelity Asset Manager 85%
Class A	12/29/23	$0.1167	$0.0190
Class M	12/29/23	$0.0919	$0.0190
Class C	12/29/23	$0.0454	$0.0190
Asset Manager 85%	12/29/23	$0.1410	$0.0190
Class I	12/29/23	$0.1385	$0.0190
Class Z	12/29/23	$0.1501	$0.0190

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class of each fund without 12b-1 fees ); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class of each fund, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023. The information provided to the Board indicated that, for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 50%, each fund's management fee rate ranked below the competitive median of the asset size peer group for 2023 and, for Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%, each fund's management fee rate ranked above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund's retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the total expenses for Class M of each fund (except Fidelity Asset Manager 50% and Fidelity Asset Manager 70%) ranked in the 4th quartile of the similar sales load structure group and considered information about the reasons that Class M of these funds was in the 4th quartile. The Board noted that Class M has a 0.50% 12b-1 fee, which is higher than the 12b-1 fee for most front-end load classes. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as each fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.878277.116
AR-ANN-1124
Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund

(to be renamed 30% Asset Allocation Fund, 50% Asset Allocation Fund, 70% Asset Allocation Fund and 85% Asset Allocation Fund, respectively, effective November 29, 2024)

Annual Report
September 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Moderate with Income Allocation Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $48,333)	413	65,436

International Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $23,814)	1,867	27,900

Bond Funds - 69.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	6,138	61,805
Fidelity U.S. Bond Index Fund (a)	14,558	154,894
TOTAL BOND FUNDS (Cost $215,255)		216,699

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $287,402)	310,035
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	310,036

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	43,933	19,196	4,407	1,055	(23)	3,106	61,805
Fidelity Total International Index Fund	19,483	7,024	3,371	599	(42)	4,806	27,900
Fidelity Total Market Index Fund	45,508	15,452	11,530	738	167	15,839	65,436
Fidelity U.S. Bond Index Fund	109,509	44,437	9,096	4,361	(682)	10,726	154,894
	218,433	86,109	28,404	6,753	(580)	34,477	310,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	65,436	65,436	-	-

International Equity Funds	27,900	27,900	-	-

Bond Funds	216,699	216,699	-	-
Total Investments in Securities:	310,035	310,035	-	-
Moderate with Income Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $287,402)	$310,035

Total Investment in Securities (cost $287,402)		$310,035
Receivable for investments sold		271
Receivable for fund shares sold		1,000
Total assets		311,306
Liabilities
Payable for investments purchased	$1,270
Total liabilities		1,270
Net Assets		$310,036
Net Assets consist of:
Paid in capital		$290,631
Total accumulated earnings (loss)		19,405
Net Assets		$310,036
Net Asset Value, offering price and redemption price per share ($310,036 ÷ 30,459 shares)		$10.18
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends:
Affiliated issuers		$6,753
Expenses
Management fee	$264
Independent trustees' fees and expenses	1
Total expenses before reductions	265
Expense reductions	(264)
Total expenses after reductions		1
Net Investment income (loss)		6,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(580)
Total net realized gain (loss)		(580)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	34,477
Total change in net unrealized appreciation (depreciation)		34,477
Net gain (loss)		33,897
Net increase (decrease) in net assets resulting from operations		$40,649
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,752	$4,423
Net realized gain (loss)	(580)	(2,793)
Change in net unrealized appreciation (depreciation)	34,477	9,604
Net increase (decrease) in net assets resulting from operations	40,649	11,234
Distributions to shareholders	(6,576)	(4,231)

Share transactions
Proceeds from sales of shares	68,221	97,410
Reinvestment of distributions	6,576	4,231
Cost of shares redeemed	(17,261)	(48,089)

Net increase (decrease) in net assets resulting from share transactions	57,536	53,552
Total increase (decrease) in net assets	91,609	60,555

Net Assets
Beginning of period	218,427	157,872
End of period	$310,036	$218,427

Other Information
Shares
Sold	7,222	10,755
Issued in reinvestment of distributions	689	472
Redeemed	(1,873)	(5,260)
Net increase (decrease)	6,038	5,967

Financial Highlights
Moderate with Income Allocation Fund

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.94	$8.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.20	.08
Net realized and unrealized gain (loss)	1.24	.39	(1.47)
Total from investment operations	1.48	.59	(1.39)
Distributions from net investment income	(.24)	(.20)	(.06)
Total distributions	(.24)	(.20)	(.06)
Net asset value, end of period	$10.18	$8.94	$8.55
Total Return D,E	16.82%	6.90%	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.11%	.10% H
Expenses net of fee waivers, if any	- % I	-%	-% H
Expenses net of all reductions	-% I	-%	-% H
Net investment income (loss)	2.56%	2.21%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$310	$218	$158
Portfolio turnover rate J	11%	19%	11% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Balanced Allocation Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 35.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $225,072)	1,821	288,892

International Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $105,649)	8,234	123,011

Bond Funds - 49.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	8,114	81,707
Fidelity U.S. Bond Index Fund (a)	30,869	328,447
TOTAL BOND FUNDS (Cost $402,487)		410,154

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $733,208)	822,057
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	822,057

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	44,406	41,730	8,208	1,263	(32)	3,811	81,707
Fidelity Total International Index Fund	65,563	53,515	15,297	2,110	(232)	19,462	123,011
Fidelity Total Market Index Fund	153,027	118,143	44,817	2,644	384	62,155	288,892
Fidelity U.S. Bond Index Fund	176,761	161,171	29,128	8,375	(1,113)	20,756	328,447
	439,757	374,559	97,450	14,392	(993)	106,184	822,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	288,892	288,892	-	-

International Equity Funds	123,011	123,011	-	-

Bond Funds	410,154	410,154	-	-
Total Investments in Securities:	822,057	822,057	-	-
Balanced Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $733,208)	$822,057

Total Investment in Securities (cost $733,208)		$822,057
Receivable for investments sold		1,454
Total assets		823,511
Liabilities
Payable for investments purchased	$1,454
Total liabilities		1,454
Net Assets		$822,057
Net Assets consist of:
Paid in capital		$735,167
Total accumulated earnings (loss)		86,890
Net Assets		$822,057
Net Asset Value, offering price and redemption price per share ($822,057 ÷ 77,230 shares)		$10.64
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends:
Affiliated issuers		$14,392
Expenses
Management fee	$632
Independent trustees' fees and expenses	2
Total expenses before reductions	634
Expense reductions	(632)
Total expenses after reductions		2
Net Investment income (loss)		14,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(993)
Total net realized gain (loss)		(993)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	106,184
Total change in net unrealized appreciation (depreciation)		106,184
Net gain (loss)		105,191
Net increase (decrease) in net assets resulting from operations		$119,581
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,390	$7,154
Net realized gain (loss)	(993)	(3,399)
Change in net unrealized appreciation (depreciation)	106,184	23,600
Net increase (decrease) in net assets resulting from operations	119,581	27,355
Distributions to shareholders	(12,560)	(6,373)

Share transactions
Proceeds from sales of shares	329,720	260,248
Reinvestment of distributions	12,560	6,373
Cost of shares redeemed	(66,976)	(100,294)

Net increase (decrease) in net assets resulting from share transactions	275,304	166,327
Total increase (decrease) in net assets	382,325	187,309

Net Assets
Beginning of period	439,732	252,423
End of period	$822,057	$439,732

Other Information
Shares
Sold	33,795	28,900
Issued in reinvestment of distributions	1,294	726
Redeemed	(6,804)	(11,125)
Net increase (decrease)	28,285	18,501

Financial Highlights
Balanced Allocation Fund

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$8.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.18	.06
Net realized and unrealized gain (loss)	1.66	.69	(1.74)
Total from investment operations	1.88	.87	(1.68)
Distributions from net investment income	(.22)	(.18)	(.03)
Total distributions	(.22)	(.18)	(.03)
Net asset value, end of period	$10.64	$8.98	$8.29
Total Return D,E	21.17%	10.62%	(16.81)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.11%	.10% H
Expenses net of fee waivers, if any	- % I	-%	-% H
Expenses net of all reductions	-% I	-%	-% H
Net investment income (loss)	2.28%	2.05%	1.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$822	$440	$252
Portfolio turnover rate J	15%	21%	12% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Growth Allocation Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $414,509)	3,361	533,080

International Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $194,679)	15,206	227,179

Bond Funds - 30.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	5,366	54,033
Fidelity U.S. Bond Index Fund (a)	25,487	271,184
TOTAL BOND FUNDS (Cost $321,119)		325,217

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $930,307)	1,085,476
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,085,476

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	27,290	26,564	2,222	829	3	2,398	54,033
Fidelity Total International Index Fund	113,293	90,713	11,483	3,905	381	34,275	227,179
Fidelity Total Market Index Fund	263,577	193,785	38,319	4,947	1,226	112,811	533,080
Fidelity U.S. Bond Index Fund	135,819	128,738	8,608	6,884	8	15,227	271,184
	539,979	439,800	60,632	16,565	1,618	164,711	1,085,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	533,080	533,080	-	-

International Equity Funds	227,179	227,179	-	-

Bond Funds	325,217	325,217	-	-
Total Investments in Securities:	1,085,476	1,085,476	-	-
Growth Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $930,307)	$1,085,476

Total Investment in Securities (cost $930,307)		$1,085,476
Receivable for investments sold		2,012
Receivable for fund shares sold		500
Total assets		1,087,988
Liabilities
Payable for investments purchased	$2,512
Total liabilities		2,512
Net Assets		$1,085,476
Net Assets consist of:
Paid in capital		$930,034
Total accumulated earnings (loss)		155,442
Net Assets		$1,085,476
Net Asset Value, offering price and redemption price per share ($1,085,476 ÷ 96,821 shares)		$11.21
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends:
Affiliated issuers		$16,565
Expenses
Management fee	$832
Independent trustees' fees and expenses	2
Total expenses before reductions	834
Expense reductions	(832)
Total expenses after reductions		2
Net Investment income (loss)		16,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,618
Total net realized gain (loss)		1,618
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	164,711
Total change in net unrealized appreciation (depreciation)		164,711
Net gain (loss)		166,329
Net increase (decrease) in net assets resulting from operations		$182,892
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,563	$9,156
Net realized gain (loss)	1,618	(1,899)
Change in net unrealized appreciation (depreciation)	164,711	47,505
Net increase (decrease) in net assets resulting from operations	182,892	54,762
Distributions to shareholders	(12,595)	(7,126)

Share transactions
Proceeds from sales of shares	389,924	257,090
Reinvestment of distributions	12,595	7,126
Cost of shares redeemed	(27,294)	(111,845)

Net increase (decrease) in net assets resulting from share transactions	375,225	152,371
Total increase (decrease) in net assets	545,522	200,007

Net Assets
Beginning of period	539,954	339,947
End of period	$1,085,476	$539,954

Other Information
Shares
Sold	38,964	28,875
Issued in reinvestment of distributions	1,280	835
Redeemed	(2,813)	(12,450)
Net increase (decrease)	37,431	17,260

Financial Highlights
Growth Allocation Fund

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.09	$8.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.17	.04
Net realized and unrealized gain (loss)	2.09	1.00	(1.97)
Total from investment operations	2.29	1.17	(1.93)
Distributions from net investment income	(.17)	(.15)	-
Total distributions	(.17)	(.15)	-
Net asset value, end of period	$11.21	$9.09	$8.07
Total Return D,E	25.50%	14.55%	(19.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.11%	.10% H
Expenses net of fee waivers, if any	- % I	-%	-% H
Expenses net of all reductions	-% I	-%	-% H
Net investment income (loss)	1.99%	1.94%	.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,085	$540	$340
Portfolio turnover rate J	7%	26%	34% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Aggressive Growth Allocation Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 60.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $599,533)	4,992	791,760

International Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $277,824)	21,952	327,965

Bond Funds - 15.0%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $194,144)	18,534	197,206

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,071,501)	1,316,931
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	1,316,930

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Total International Index Fund	185,495	110,077	20,960	6,138	551	52,802	327,965
Fidelity Total Market Index Fund	443,650	214,077	47,356	7,986	375	181,014	791,760
Fidelity U.S. Bond Index Fund	112,091	82,876	9,721	5,331	65	11,895	197,206
	741,236	407,030	78,037	19,455	991	245,711	1,316,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	791,760	791,760	-	-

International Equity Funds	327,965	327,965	-	-

Bond Funds	197,206	197,206	-	-
Total Investments in Securities:	1,316,931	1,316,931	-	-
Aggressive Growth Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,071,501)	$1,316,931

Total Investment in Securities (cost $1,071,501)		$1,316,931
Receivable for investments sold		2,331
Receivable for fund shares sold		500
Total assets		1,319,762
Liabilities
Payable for investments purchased	$2,832
Total liabilities		2,832
Net Assets		$1,316,930
Net Assets consist of:
Paid in capital		$1,071,583
Total accumulated earnings (loss)		245,347
Net Assets		$1,316,930
Net Asset Value, offering price and redemption price per share ($1,316,930 ÷ 114,492 shares)		$11.50
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends:
Affiliated issuers		$19,455
Expenses
Management fee	$1,077
Independent trustees' fees and expenses	3
Total expenses before reductions	1,080
Expense reductions	(1,077)
Total expenses after reductions		3
Net Investment income (loss)		19,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	991
Total net realized gain (loss)		991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	245,711
Total change in net unrealized appreciation (depreciation)		245,711
Net gain (loss)		246,702
Net increase (decrease) in net assets resulting from operations		$266,154
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,452	$9,629
Net realized gain (loss)	991	(3,778)
Change in net unrealized appreciation (depreciation)	245,711	64,758
Net increase (decrease) in net assets resulting from operations	266,154	70,609
Distributions to shareholders	(16,293)	(8,054)

Share transactions
Proceeds from sales of shares	368,070	439,935
Reinvestment of distributions	16,293	8,054
Cost of shares redeemed	(58,511)	(122,652)

Net increase (decrease) in net assets resulting from share transactions	325,852	325,337
Total increase (decrease) in net assets	575,713	387,892

Net Assets
Beginning of period	741,217	353,325
End of period	$1,316,930	$741,217

Other Information
Shares
Sold	36,777	49,552
Issued in reinvestment of distributions	1,644	959
Redeemed	(5,538)	(13,810)
Net increase (decrease)	32,883	36,701

Financial Highlights
Aggressive Growth Allocation Fund

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.08	$7.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.15	.03
Net realized and unrealized gain (loss)	2.41	1.21	(2.16)
Total from investment operations	2.60	1.36	(2.13)
Distributions from net investment income	(.18)	(.15)	-
Distributions from net realized gain	-	- D	-
Total distributions	(.18)	(.15)	-
Net asset value, end of period	$11.50	$9.08	$7.87
Total Return E,F	28.94%	17.49%	(21.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.10%	.11%	.10% I
Expenses net of fee waivers, if any	- % J	-%	-% I
Expenses net of all reductions	-% J	-%	-% I
Net investment income (loss)	1.81%	1.68%	.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,317	$741	$353
Portfolio turnover rate K	7%	20%	14% I

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund (the Funds) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

During September 2024 the Board approved to change the name of the Funds to 30% Asset Allocation Fund, 50% Asset Allocation Fund, 70% Asset Allocation Fund and 85% Asset Allocation Fund, respectively, effective November 29, 2024.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Moderate with Income Allocation Fund	290,861	24,554	(5,380)	19,174
Balanced Allocation Fund	738,670	89,810	(6,423)	83,387
Growth Allocation Fund	935,484	155,982	(5,990)	149,992
Aggressive Growth Allocation Fund	1,077,512	242,816	(3,397)	239,419

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Moderate with Income Allocation Fund	655	-	(423)	19,174
Balanced Allocation Fund	3,440	63	-	83,387
Growth Allocation Fund	7,057	-	(1,607)	149,992
Aggressive Growth Allocation Fund	5,928	-	-	239,419

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Moderate with Income Allocation Fund	(158)	(265)	(423)
Growth Allocation Fund	(1,392)	(215)	(1,607)

Due to large subscriptions in a prior period, Balanced Allocation Fund and Aggressive Growth Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

September 30, 2024
Ordinary Income ($)
Moderate with Income Allocation Fund	6,576
Balanced Allocation Fund	12,560
Growth Allocation Fund	12,595
Aggressive Growth Allocation Fund	16,293

September 30, 2023
Ordinary Income ($)
Moderate with Income Allocation Fund	4,231
Balanced Allocation Fund	6,373
Growth Allocation Fund	7,126
Aggressive Growth Allocation Fund	8,054
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Moderate with Income Allocation Fund	86,109	28,404
Balanced Allocation Fund	374,559	97,450
Growth Allocation Fund	439,800	60,632
Aggressive Growth Allocation Fund	407,030	78,037
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2027. For the period, management fees were reduced by the following amounts:

Management Fee Waiver ($)
Moderate with Income Allocation Fund	264
Balanced Allocation Fund	632
Growth Allocation Fund	832
Aggressive Growth Allocation Fund	1,077
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Moderate with Income Allocation Fund	23%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and Shareholders of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund (four of the funds constituting Fidelity Charles Street Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the two years in the period ended September 30, 2024 and for the period February 9, 2022 (commencement of operations) through September 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the two years in the period ended September 30, 2024 and for the period February 9, 2022 (commencement of operations) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Balanced Allocation Fund	$63
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Moderate with Income Allocation Fund	35.71%
Balanced Allocation Fund	28.71%
Growth Allocation Fund	19.65%
Aggressive Growth Allocation Fund	10.71%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Moderate with Income Allocation Fund
October 2023	0%
November 2023	16%
December 2023	22%
February 2024	3%
March 2024	3%
April 2024	3%
May 20224	3%
June 2024	3%
July 2024	3%
August 2024	3%
September 2024	3%
Balanced Allocation Fund
October 2023	0%
December 2023	30%
April 2024	8%
July 2024	8%
Growth Allocation Fund
December 2023	31%
Aggressive Growth Allocation Fund
December 2023	38%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Moderate with Income Allocation Fund
October 2023	0%
November 2023	31.61%
December 2023	42.85%
February 2024	2.79%
March 2024	2.79%
April 2024	2.79%
May 2024	2.79%
June 2024	2.79%
July 2024	2.79%
August 2024	2.79%
September 2024	2.79%
Balanced Allocation Fund
October 2023	0%
December 2023	58.30%
April 2024	8.10%
July 2024	8.10%
Growth Allocation Fund
December 2023	57.64%
Aggressive Growth Allocation Fund
December 2023	69.96%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Moderate with Income Allocation Fund
October 2023	0%
November 2023	1.55%
December 2023	2.10%
February 2024	0.02%
March 2024	0.02%
April 2024	0.02%
May 2024	0.02%
June 2024	0.02%
July 2024	0.02%
August 2024	0.02%
September 2024	0.02%
Balanced Allocation Fund
December 2023	2.86%
Growth Allocation Fund
December 2023	2.64%
Aggressive Growth Allocation Fund
December 2023	3.27%

The funds hereby designate the amounts noted below as distributions paid in the calendar 2023 year as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Moderate with Income Allocation Fund	$3,757
Balanced Allocation Fund	$5,173
Growth Allocation Fund	$4,121
Aggressive Growth Allocation Fund	$2,848

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Moderate with Income Allocation Fund	$4,866
Balanced Allocation Fund	$7,343
Growth Allocation Fund	$4,293
Aggressive Growth Allocation Fund	$3,267
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Moderate with Income Allocation Fund	02/06/2023	$0.0010	$0.0001
	03/06/2023	$0.0014	$0.0001
	04/06/2023	$0.0020	$0.0001
	05/08/2023	$0.0025	$0.0002
	06/05/2023	$0.0019	$0.0001
	07/10/2023	$0.0020	$0.0001
	08/07/2023	$0.0019	$0.0001
	09/11/2023	$0.0019	$0.0001
	10/09/2023	$0.0023	$0.0002
	11/06/2023	$0.0017	$0.0001
	12/29/2023	$0.0128	$0.0009

Balanced Allocation Fund	04/06/2023	$0.0070	$0.0004
	07/10/2023	$0.0111	$0.0007
	10/09/2023	$0.0092	$0.0006
	12/29/2023	$0.0380	$0.0023
Growth Allocation Fund	12/29/2023	$0.0804	$0.0050
Aggressive Growth Allocation Fund	12/29/2023	$0.1243	$0.0063

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
30% Allocation Fund (formerly Moderate with Income Allocation Fund)
50% Allocation Fund (formerly Balanced Allocation Fund)
70% Allocation Fund (formerly Growth Allocation Fund)
85% Allocation Fund (formerly Aggressive Growth Allocation Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract (together, the Advisory Contracts) with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the investment adviser the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to limited exceptions) fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to waive 0.10% of each fund's management fee through January 31, 2027.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.9904652.102
HSA-ANN-1124
Fidelity® Sustainable Multi-Asset Fund

Annual Report
September 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Multi-Asset Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Sustainable U.S. Equity ETF (a)	127,470	3,453,800
Fidelity U.S. Sustainability Index Fund (a)	311,244	8,023,866
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,799,375)		11,477,666

International Equity Funds - 33.9%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	281,774	3,789,862
Fidelity Sustainable Emerging Markets Equity Fund (a)	162,646	1,525,621
Fidelity Sustainable International Equity Fund (a)	393,518	4,053,232
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,865,143)		9,368,715

Bond Funds - 24.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	221,247	2,075,298
Fidelity Long-Term Treasury Bond Index Fund (a)	73,081	741,042
Fidelity Sustainable Core Plus Bond Fund (a)	380,064	3,622,009
Fidelity Sustainable Low Duration Bond Fund (a)	33,492	346,304
TOTAL BOND FUNDS (Cost $6,595,703)		6,784,653

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,260,221)	27,631,034
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,843
NET ASSETS - 100.0%	27,635,877

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	348	755,840	756,188	297	-	-	-	0.0%
Total	348	755,840	756,188	297	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	820,095	1,530,630	354,804	64,531	877	78,500	2,075,298
Fidelity International Sustainability Index Fund	935,377	2,737,086	486,467	56,458	5,046	598,820	3,789,862
Fidelity Long-Term Treasury Bond Index Fund	673,572	712,323	701,166	26,353	(60,880)	117,193	741,042
Fidelity Sustainability Bond Index Fund	554,310	10,989	551,523	949	(42,189)	28,413	-
Fidelity Sustainable Core Plus Bond Fund	1,653,438	2,723,344	977,345	107,840	(6,170)	228,742	3,622,009
Fidelity Sustainable Emerging Markets Equity Fund	920,216	925,081	535,686	11,771	(8,668)	224,678	1,525,621
Fidelity Sustainable International Equity Fund	2,404,669	2,148,846	1,211,659	35,485	(29,422)	740,798	4,053,232
Fidelity Sustainable Low Duration Bond Fund	538,331	319,534	518,389	11,241	4,138	2,690	346,304
Fidelity Sustainable U.S. Equity ETF	1,461,100	1,306,916	-	17,309	-	685,784	3,453,800
Fidelity U.S. Sustainability Index Fund	3,485,249	5,344,167	2,437,063	47,112	(2,183)	1,633,696	8,023,866
	13,446,357	17,758,916	7,774,102	379,049	(139,451)	4,339,314	27,631,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	11,477,666	11,477,666	-	-

International Equity Funds	9,368,715	9,368,715	-	-

Bond Funds	6,784,653	6,784,653	-	-
Total Investments in Securities:	27,631,034	27,631,034	-	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,260,221)	$27,631,034

Total Investment in Securities (cost $23,260,221)		$27,631,034
Cash		6,485
Receivable for fund shares sold		43,298
Receivable from investment adviser for expense reductions		1,136
Total assets		27,681,953
Liabilities
Payable for investments purchased	$42,197
Payable for fund shares redeemed	1,102
Accrued management fee	2,234
Distribution and service plan fees payable	543
Total liabilities		46,076
Net Assets		$27,635,877
Net Assets consist of:
Paid in capital		$23,531,972
Total accumulated earnings (loss)		4,103,905
Net Assets		$27,635,877

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($448,671 ÷ 41,526 shares)(a)		$10.80
Maximum offering price per share (100/94.25 of $10.80)		$11.46
Class M :
Net Asset Value and redemption price per share ($263,684 ÷ 24,450 shares)(a)		$10.78
Maximum offering price per share (100/96.50 of $10.78)		$11.17
Class C :
Net Asset Value and offering price per share ($421,271 ÷ 39,263 shares)(a)		$10.73
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value, offering price and redemption price per share ($24,832,686 ÷ 2,292,601 shares)		$10.83
Class I :
Net Asset Value, offering price and redemption price per share ($1,669,565 ÷ 154,137 shares)		$10.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends:
Affiliated issuers		$378,909
Income from Fidelity Central Funds		297
Total income		379,206
Expenses
Management fee	$20,509
Distribution and service plan fees	5,810
Independent trustees' fees and expenses	53
Miscellaneous	1
Total expenses before reductions	26,373
Expense reductions	(10,417)
Total expenses after reductions		15,956
Net Investment income (loss)		363,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(139,451)
Capital gain distributions from underlying funds:
Affiliated issuers	140
Total net realized gain (loss)		(139,311)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,339,314
Total change in net unrealized appreciation (depreciation)		4,339,314
Net gain (loss)		4,200,003
Net increase (decrease) in net assets resulting from operations		$4,563,253
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$363,250	$184,455
Net realized gain (loss)	(139,311)	(132,214)
Change in net unrealized appreciation (depreciation)	4,339,314	704,831
Net increase (decrease) in net assets resulting from operations	4,563,253	757,072
Distributions to shareholders	(291,724)	(127,886)

Share transactions - net increase (decrease)	9,915,438	7,949,542
Total increase (decrease) in net assets	14,186,967	8,578,728

Net Assets
Beginning of period	13,448,910	4,870,182
End of period	$27,635,877	$13,448,910

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$7.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.14	.02
Net realized and unrealized gain (loss)	2.09	.91	(2.23)
Total from investment operations	2.24	1.05	(2.21)
Distributions from net investment income	(.15)	(.13)	-
Total distributions	(.15)	(.13)	-
Net asset value, end of period	$10.80	$8.71	$7.79
Total Return D,E,F	25.95%	13.56%	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.30%	.30%	.30% I
Expenses net of all reductions	.30%	.30%	.30% I
Net investment income (loss)	1.55%	1.66%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$449	$285	$163
Portfolio turnover rate J	38%	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Multi-Asset Fund Class M

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$7.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.12	- D
Net realized and unrealized gain (loss)	2.08	.92	(2.23)
Total from investment operations	2.21	1.04	(2.23)
Distributions from net investment income	(.13)	(.11)	-
Total distributions	(.13)	(.11)	-
Net asset value, end of period	$10.78	$8.70	$7.77
Total Return E,F,G	25.55%	13.46%	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60%	.60%	.60% J
Expenses net of fee waivers, if any	.55%	.55%	.55% J
Expenses net of all reductions	.55%	.55%	.55% J
Net investment income (loss)	1.30%	1.41%	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$264	$206	$169
Portfolio turnover rate K	38%	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Multi-Asset Fund Class C

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$7.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.08	(.03)
Net realized and unrealized gain (loss)	2.07	.91	(2.22)
Total from investment operations	2.15	.99	(2.25)
Distributions from net investment income	(.08)	(.08)	-
Total distributions	(.08)	(.08)	-
Net asset value, end of period	$10.73	$8.66	$7.75
Total Return D,E,F	25.01%	12.80%	(22.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10%	1.10%	1.10% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.05% I
Expenses net of all reductions	1.05%	1.05%	1.05% I
Net investment income (loss)	.80%	.91%	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$421	$312	$229
Portfolio turnover rate J	38%	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Multi-Asset Fund

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.17	.03
Net realized and unrealized gain (loss)	2.09	.91	(2.23)
Total from investment operations	2.27	1.08	(2.20)
Distributions from net investment income	(.17)	(.15)	-
Total distributions	(.17)	(.15)	-
Net asset value, end of period	$10.83	$8.73	$7.80
Total Return D,E	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05%	.05%	.05% H
Expenses net of all reductions	.05%	.05%	.05% H
Net investment income (loss)	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$24,833	$11,866	$4,010
Portfolio turnover rate I	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Multi-Asset Fund Class I

Years ended September 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.17	.03
Net realized and unrealized gain (loss)	2.09	.91	(2.23)
Total from investment operations	2.27	1.08	(2.20)
Distributions from net investment income	(.17)	(.15)	-
Total distributions	(.17)	(.15)	-
Net asset value, end of period	$10.83	$8.73	$7.80
Total Return D,E	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05%	.05%	.05% H
Expenses net of all reductions	.05%	.05%	.05% H
Net investment income (loss)	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,670	$780	$300
Portfolio turnover rate I	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,296,761
Gross unrealized depreciation	(92,839)
Net unrealized appreciation (depreciation)	$4,203,922
Tax Cost	$23,427,112

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$124,799
Capital loss carryforward	$(224,814)
Net unrealized appreciation (depreciation) on securities and other investments	$4,203,922

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(105,520)
Long-term	(119,294)
Total capital loss carryforward	$(224,814)

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$291,724	$ 127,886
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	17,758,916	7,774,102
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	940	492
Class M	.25%	.25%	1,182	1,000
Class C	.75%	.25%	3,688	2,165
			5,810	3,657

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	877
Class M	23
900

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable Multi-Asset Fund	77

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.30%	188
Class M	.55%	119
Class C	1.05%	187
Fidelity Sustainable Multi-Asset Fund	.05%	9,167
Class I	.05%	610
		10,271

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $146.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Sustainable Multi-Asset Fund
Distributions to shareholders
Class A	$4,949	$2,921
Class M	2,977	2,413
Class C	3,050	2,356
Fidelity Sustainable Multi-Asset Fund	262,724	111,228
Class I	18,024	8,968
Total	$291,724	$127,886
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	15,238	11,609	$152,814	$102,638
Reinvestment of distributions	523	351	4,949	3,088
Shares redeemed	(6,942)	(227)	(71,295)	(1,972)
Net increase (decrease)	8,819	11,733	$86,468	$103,754
Class M
Shares sold	475	1,680	$4,513	$14,859
Reinvestment of distributions	315	290	2,977	2,413
Net increase (decrease)	790	1,970	$7,490	$17,272
Class C
Shares sold	5,295	6,801	$52,119	$59,944
Reinvestment of distributions	323	283	3,050	2,356
Shares redeemed	(2,388)	(604)	(23,280)	(5,396)
Net increase (decrease)	3,230	6,480	$31,889	$56,904
Fidelity Sustainable Multi-Asset Fund
Shares sold	1,350,034	1,087,736	$13,273,452	$9,492,988
Reinvestment of distributions	23,978	9,927	226,832	82,677
Shares redeemed	(440,690)	(252,506)	(4,345,431)	(2,227,321)
Net increase (decrease)	933,322	845,157	$9,154,853	$7,348,344
Class I
Shares sold	65,512	71,544	$643,360	$609,786
Reinvestment of distributions	1,763	983	16,680	8,185
Shares redeemed	(2,480)	(21,589)	(25,302)	(194,703)
Net increase (decrease)	64,795	50,938	$634,738	$423,268
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	25%
Fidelity Sustainable International Equity Fund	36%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Sustainable Multi-Asset Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Multi-Asset Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from February 10, 2022 (commencement of operations) through September 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from February 10, 2022 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 34.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $123,620 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $136,970 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 20%; Class M designates 24%; Class C designates 34%; Fidelity Sustainable Multi-Asset Fund designates 18%; and Class I designates 18% of the dividends distributed in December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 55.39%; Class M designates 65.40%; Class C designates 94.61%; Fidelity Sustainable Multi-Asset Fund designates 49.40%; and Class I designates 49.40% of the dividends distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.29%; Class M designates 0.34%; Class C designates 0.49%; Fidelity Sustainable Multi-Asset Fund 0.26%; and Class I designates 0.26% of the dividends distributed in December, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Insert Fund Name
Class A	12/29/23	$0.0906	$0.0078
Class M	12/29/23	$0.0768	$0.0078
Class C	12/29/23	$0.0531	$0.0078
Fidelity Sustainable Multi-Asset Fund	12/29/23	$0.1016	$0.0078
Class I	12/29/23	$0.1016	$0.0078

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Multi-Asset Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the fund, including the backgrounds and experience of investment personnel and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the investment adviser the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund or class expenses paid by FMR under the fund's management contract, such as transfer agent fees, fund-paid 12b-1 fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.30%, 0.55%, 1.05%, 0.05%, and 0.05% through January 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2025.

1.9904616.102
MAF-ANN-1124
Fidelity® Health Savings Fund

Annual Report
September 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Health Savings Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Central Funds - 34.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	1,704	155,200
Fidelity Emerging Markets Equity Central Fund (a)	12,631	2,913,238
Fidelity International Equity Central Fund (a)	57,619	6,423,949
Fidelity U.S. Equity Central Fund (a)	80,506	11,577,528
TOTAL EQUITY CENTRAL FUNDS (Cost $16,879,333)		21,069,915

Fixed-Income Central Funds - 38.9%
	Shares	Value ($)
High Yield Fixed-Income Funds - 9.3%
Fidelity Emerging Markets Debt Central Fund (a)	665,945	5,520,683
Fidelity High Income Central Fund (a)	1,405	152,087
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,672,770
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	90,791	8,286,472
Fidelity Investment Grade Bond Central Fund (a)	97,288	9,806,663
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		18,093,135
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $24,184,558)		23,765,905

Money Market Central Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b) (Cost $26,303)	26,298	26,303

Fixed-Income Funds - 26.7%
	Shares	Value ($)
Fidelity International Bond Index Fund (c)	1,358,176	12,766,855
Fidelity Long-Term Treasury Bond Index Fund (c)	352,395	3,573,288
TOTAL FIXED-INCOME FUNDS (Cost $16,610,935)		16,340,143

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $57,701,129)	61,202,266
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,219)
NET ASSETS - 100.0%	61,183,047

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,202,805	588,537	1,765,039	33,710	-	-	26,303	0.0%
Fidelity Commodity Strategy Central Fund	138,602	152,551	134,674	6,452	(5,008)	3,729	155,200	0.1%
Fidelity Emerging Markets Debt Central Fund	4,871,134	694,650	681,720	295,947	3,708	632,911	5,520,683	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	270,192	132,763	416,275	-	16,674	(3,354)	-	0.0%
Fidelity Emerging Markets Equity Central Fund	2,572,834	674,470	899,895	60,229	(94,519)	660,348	2,913,238	0.1%
Fidelity Floating Rate Central Fund	281,092	397,292	675,780	6,323	(1,109)	(1,495)	-	0.0%
Fidelity Hedged Equity Central Fund	399,573	241,022	651,013	-	10,561	(143)	-	0.0%
Fidelity High Income Central Fund	138,719	204,584	203,362	12,054	(903)	13,049	152,087	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	6,445,140	2,682,289	1,115,370	396,838	(73,127)	347,540	8,286,472	1.9%
Fidelity International Equity Central Fund	5,542,430	1,290,029	1,851,933	143,458	109,839	1,333,584	6,423,949	0.1%
Fidelity Investment Grade Bond Central Fund	8,228,829	2,354,487	1,454,988	402,272	(68,345)	746,680	9,806,663	0.0%
Fidelity Real Estate Equity Central Fund	128,807	61,707	196,216	-	(5,122)	10,824	-	0.0%
Fidelity U.S. Equity Central Fund	7,931,771	4,680,629	3,302,091	642,167	(19,142)	2,286,361	11,577,528	0.1%
Total	38,151,928	14,155,010	13,348,356	1,999,450	(126,493)	6,030,034	44,862,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity International Bond Index Fund	9,835,871	3,586,318	1,342,663	381,271	4,695	682,634	12,766,855
Fidelity Long-Term Treasury Bond Index Fund	5,289,526	760,831	2,810,592	119,630	(793,423)	1,126,946	3,573,288
	15,125,397	4,347,149	4,153,255	500,901	(788,728)	1,809,580	16,340,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	21,069,915	21,069,915	-	-

Fixed-Income Central Funds	23,765,905	23,765,905	-	-

Money Market Central Funds	26,303	26,303	-	-

Fixed-Income Funds	16,340,143	16,340,143	-	-
Total Investments in Securities:	61,202,266	61,202,266	-	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $41,090,194)	$44,862,123
Other affiliated issuers (cost $16,610,935)	16,340,143

Total Investment in Securities (cost $57,701,129)		$61,202,266
Cash		64
Receivable for investments sold		37,903
Receivable for fund shares sold		2,927
Distributions receivable from Fidelity Central Funds		153
Total assets		61,243,313
Liabilities
Payable for fund shares redeemed	$40,829
Accrued management fee	19,437
Total liabilities		60,266
Net Assets		$61,183,047
Net Assets consist of:
Paid in capital		$61,058,814
Total accumulated earnings (loss)		124,233
Net Assets		$61,183,047

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value, offering price and redemption price per share ($21,055,169 ÷ 2,005,295 shares)		$10.50
Class K :
Net Asset Value, offering price and redemption price per share ($40,127,878 ÷ 3,823,553 shares)		$10.49
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends:
Affiliated issuers		$500,901
Interest		73
Income from Fidelity Central Funds		1,497,507
Total income		1,998,481
Expenses
Management fee	$224,999
Independent trustees' fees and expenses	162
Miscellaneous	185
Total expenses before reductions	225,346
Expense reductions	(185)
Total expenses after reductions		225,161
Net Investment income (loss)		1,773,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,359
Fidelity Central Funds	(126,493)
Other affiliated issuers	(788,728)
Futures contracts	(4,346)
Capital gain distributions from underlying funds:
Affiliated issuers	501,943
Total net realized gain (loss)		(411,265)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,510
Fidelity Central Funds	6,030,034
Other affiliated issuers	1,809,580
Futures contracts	2,020
Total change in net unrealized appreciation (depreciation)		7,850,144
Net gain (loss)		7,438,879
Net increase (decrease) in net assets resulting from operations		$9,212,199
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,773,320	$1,581,689
Net realized gain (loss)	(411,265)	(2,387,661)
Change in net unrealized appreciation (depreciation)	7,850,144	2,888,009
Net increase (decrease) in net assets resulting from operations	9,212,199	2,082,037
Distributions to shareholders	(1,816,827)	(1,929,841)

Share transactions - net increase (decrease)	91,175	12,860,633
Total increase (decrease) in net assets	7,486,547	13,012,829

Net Assets
Beginning of period	53,696,500	40,683,671
End of period	$61,183,047	$53,696,500

Financial Highlights
Fidelity® Health Savings Fund

Years ended September 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.29	.28	.16	.08
Net realized and unrealized gain (loss)	1.26	.20	(2.02)	.76	.46
Total from investment operations	1.55	.49	(1.74)	.92	.54
Distributions from net investment income	(.30)	(.34)	(.25)	(.11)	(.06)
Distributions from net realized gain	-	(.05)	(.07)	(.08)	-
Total distributions	(.30)	(.39)	(.32)	(.19)	(.06)
Net asset value, end of period	$10.50	$9.25	$9.15	$11.21	$10.48
Total Return D,E	17.02%	5.36%	(15.98)%	8.81%	5.41%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45%	.46%	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.46%	.45%	.45%	.45% H
Expenses net of all reductions	.45%	.46%	.45%	.45%	.45% H
Net investment income (loss)	2.98%	3.11%	2.66%	1.48%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$21,055	$20,513	$18,399	$16,668	$4,324
Portfolio turnover rate I	28%	46%	29%	31%	43% H

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Health Savings Fund Class K

Years ended September 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.24	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.30	.29	.18	.09
Net realized and unrealized gain (loss)	1.26	.19	(2.02)	.75	.45
Total from investment operations	1.56	.49	(1.73)	.93	.54
Distributions from net investment income	(.31)	(.35)	(.27)	(.12)	(.06)
Distributions from net realized gain	-	(.05)	(.07)	(.08)	-
Total distributions	(.31)	(.40)	(.33) D	(.20)	(.06)
Net asset value, end of period	$10.49	$9.24	$9.15	$11.21	$10.48
Total Return E,F	17.19%	5.36%	(15.88)%	8.92%	5.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.36%	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.35%	.36%	.35%	.35%	.35% I
Expenses net of all reductions	.35%	.36%	.35%	.35%	.35% I
Net investment income (loss)	3.08%	3.21%	2.76%	1.58%	1.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$40,128	$33,183	$22,284	$16,827	$3,308
Portfolio turnover rate J	28%	46%	29%	31%	43% I

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Shares are available only to certain Fidelity health savings accounts. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	0.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	0.02%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,897,422
Gross unrealized depreciation	(1,975,320)
Net unrealized appreciation (depreciation)	$2,922,102
Tax Cost	$58,280,164

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$131,085
Capital loss carryforward	$(2,928,956)
Net unrealized appreciation (depreciation) on securities and other investments	$2,922,102

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(403,619)
Long-term	(2,525,337)
Total capital loss carryforward	$(2,928,956)

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$1,816,827	$1,701,090
Long-term Capital Gains	-	228,751
Total	$1,816,827	$1,929,841
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	18,155,391	16,394,343
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $185.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$641,673	$816,880
Class K	1,175,154	1,112,961
Total	$1,816,827	$1,929,841
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	322,669	540,289	$3,157,913	$5,127,504
Reinvestment of distributions	61,080	84,506	599,699	786,375
Shares redeemed	(597,269)	(416,682)	(5,880,365)	(3,956,063)
Net increase (decrease)	(213,520)	208,113	$(2,122,753)	$1,957,816
Class K
Shares sold	811,364	1,435,056	$7,917,957	$13,586,075
Reinvestment of distributions	118,205	118,108	1,162,140	1,100,944
Shares redeemed	(695,787)	(398,766)	(6,866,169)	(3,784,202)
Net increase (decrease)	233,782	1,154,398	$2,213,928	$10,902,817
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 27.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,561,615 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
	Fidelity Health Savings Fund	Class K

November, 2023	5%	4%
December, 2023	5%	5%
February, 2024	7%	6%
March, 2024	7%	6%
April, 2024	7%	6%
May, 2024	7%	6%
June, 2024	7%	6%
July, 2024	6%	6%
August, 2024	6%	6%
September, 2024	7%	6%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Fidelity Health Savings Fund	Class K

November, 2023	7.97%	7.51%
December, 2023	8.46%	8.32%
February, 2024	24.58%	20.48%
March, 2024	22.48%	21.45%
April, 2024	23.82%	20.84%
May, 2024	22.64%	21.38%
June, 2024	23.38%	21.04%
July, 2024	22.30%	21.56%
August, 2024	22.19%	21.62%
September, 2024	23.40%	21.06%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Fidelity Health Savings Fund	Class K

November, 2023	0.44%	0.42%
December, 2023	0.47%	0.46%
February, 2024	0.31%	0.26%
March, 2024	0.28%	0.27%
April, 2024	0.30%	0.26%
May, 2024	0.29%	0.27%
June, 2024	0.29%	0.27%
July, 2024	0.28%	0.27%
August, 2024	0.28%	0.27%
September, 2024	0.29%	0.27%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividends distributed during calendar year 2023:
	Pay Date	Income	Taxes
Fidelity Health Savings Fund
Fidelity Health Savings Fund	02/06/2023	$0.0007	$0.0001
Class K	02/06/2023	$0.0008	$0.0001
Fidelity Health Savings Fund	03/06/2023	$0.0008	$0.0001
Class K	03/06/2023	$0.0009	$0.0001
Fidelity Health Savings Fund	04/06/2023	$0.0017	$0.0002
Class K	04/06/2023	$0.0019	$0.0002
Fidelity Health Savings Fund	05/08/2023	$0.0028	$0.0003
Class K	05/08/2023	$0.0029	$0.0003
Fidelity Health Savings Fund	06/05/2023	$0.0012	$0.0001
Class K	06/05/2023	$0.0012	$0.0001
Fidelity Health Savings Fund	07/10/2023	$0.0033	$0.0004
Class K	07/10/2023	$0.0034	$0.0004
Fidelity Health Savings Fund	08/07/2023	$0.0019	$0.0002
Class K	08/07/2023	$0.0020	$0.0002
Fidelity Health Savings Fund	09/11/2023	$0.0010	$0.0001
Class K	09/11/2023	$0.0010	$0.0001
Fidelity Health Savings Fund	10/09/2023	$0.0033	$0.0004
Class K	10/09/2023	$0.0034	$0.0004
Fidelity Health Savings Fund	11/06/2023	$0.0019	$0.0002
Class K	11/06/2023	$0.0020	$0.0002
Fidelity Health Savings Fund	12/29/2023	$0.0133	$0.0015
Class K	12/29/2023	$0.0135	$0.0015

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividends distributed during calendar year 2022:
	Pay Date	Income	Taxes
Fidelity Health Savings Fund
Fidelity Health Savings Fund	02/07/2022	$0.0001	$0.0000
Class K	02/07/2022	$0.0001	$0.0000
Fidelity Health Savings Fund	03/07/2022	$0.0001	$0.0000
Class K	03/07/2022	$0.0001	$0.0000
Fidelity Health Savings Fund	04/04/2022	$0.0002	$0.0001
Class K	04/04/2022	$0.0002	$0.0001
Fidelity Health Savings Fund	05/09/2022	$0.0003	$0.0001
Class K	05/09/2022	$0.0003	$0.0001
Fidelity Health Savings Fund	06/06/2022	$0.0002	$0.0001
Class K	06/06/2022	$0.0002	$0.0001
Fidelity Health Savings Fund	07/05/2022	$0.0005	$0.0001
Class K	07/05/2022	$0.0005	$0.0001
Fidelity Health Savings Fund	08/08/2022	$0.0004	$0.0001
Class K	08/08/2022	$0.0004	$0.0001
Fidelity Health Savings Fund	09/06/2022	$0.0002	$0.0001
Class K	09/06/2022	$0.0002	$0.0001
Fidelity Health Savings Fund	10/10/2022	$0.0017	$0.0005
Class K	10/10/2022	$0.0017	$0.0005
Fidelity Health Savings Fund	11/07/2022	$0.0003	$0.0001
Class K	11/07/2022	$0.0004	$0.0001
Fidelity Health Savings Fund	12/30/2022	$0.0038	$0.0012
Class K	12/30/2022	$0.0038	$0.0012

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Health Savings Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund or class expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").

The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a unitary fee that covers services and fees beyond those related to portfolio management services, unlike the majority of funds within its peer group. The Board noted that when compared to competitors based on total expenses, the representative class for the fund ranked below its competitive median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9897530.104
HSF-ANN-1124
Fidelity® Health Savings Index Fund

Annual Report
September 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Health Savings Index Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Equity Funds - 34.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	778	72,536
Fidelity Emerging Markets Index Fund (a)	116,657	1,352,054
Fidelity International Index Fund (a)	56,283	3,005,513
Fidelity Total Market Index Fund (a)	33,917	5,379,617
TOTAL EQUITY FUNDS (Cost $7,424,604)		9,809,720

Fixed-Income Central Funds - 13.5%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 13.5%
Fidelity Inflation-Protected Bond Index Central Fund (b) (Cost $4,080,544)	42,305	3,861,213

Money Market Central Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (c) (Cost $13,403)	13,400	13,403

Investment Companies - 9.3%
	Shares	Value ($)
iShares iBoxx $ High Yield Corporate Bond ETF	872	70,022
iShares JPMorgan USD Emerging Markets Bond ETF	27,462	2,569,894
TOTAL INVESTMENT COMPANIES (Cost $2,832,348)		2,639,916

Fixed-Income Funds - 42.7%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	632,868	5,948,955
Fidelity Long-Term Treasury Bond Index Fund (a)	164,194	1,664,928
Fidelity U.S. Bond Index Fund (a)	429,804	4,573,117
TOTAL FIXED-INCOME FUNDS (Cost $12,352,410)		12,187,000

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,703,309)	28,511,252
NET OTHER ASSETS (LIABILITIES) - 0.0%	8,236
NET ASSETS - 100.0%	28,519,488

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	529,971	645,615	1,162,183	15,117	-	-	13,403	0.0%
Fidelity Hedged Equity Central Fund	177,145	107,960	289,745	-	4,682	(42)	-	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,867,552	1,270,725	404,718	178,692	(7,783)	135,437	3,861,213	0.9%
Total	3,574,668	2,024,300	1,856,646	193,809	(3,101)	135,395	3,874,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	61,833	67,750	56,321	2,630	(1,019)	293	72,536
Fidelity Emerging Markets Index Fund	1,147,545	328,385	365,109	30,588	(8,065)	249,298	1,352,054
Fidelity International Bond Index Fund	4,376,158	1,676,312	416,908	172,012	2,406	310,987	5,948,955
Fidelity International Index Fund	2,482,920	678,692	706,226	87,311	28,343	521,784	3,005,513
Fidelity Long-Term Treasury Bond Index Fund	2,353,871	378,434	1,219,153	54,443	(334,335)	486,111	1,664,928
Fidelity Real Estate Index Fund	57,059	28,089	88,407	-	(2,172)	5,431	-
Fidelity Total Market Index Fund	3,525,792	1,915,252	1,436,564	66,365	55,148	1,319,989	5,379,617
Fidelity U.S. Bond Index Fund	3,668,520	1,197,902	611,152	141,954	(25,878)	343,725	4,573,117
	17,673,698	6,270,816	4,899,840	555,303	(285,572)	3,237,618	21,996,720

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	9,809,720	9,809,720	-	-

Fixed-Income Central Funds	3,861,213	3,861,213	-	-

Money Market Central Funds	13,403	13,403	-	-

Investment Companies	2,639,916	2,639,916	-	-

Fixed-Income Funds	12,187,000	12,187,000	-	-
Total Investments in Securities:	28,511,252	28,511,252	-	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,832,348)	$2,639,916
Fidelity Central Funds (cost $4,093,947)	3,874,616
Other affiliated issuers (cost $19,777,014)	21,996,720

Total Investment in Securities (cost $26,703,309)		$28,511,252
Cash		10,519
Receivable for fund shares sold		5,077
Distributions receivable from Fidelity Central Funds		71
Total assets		28,526,919
Liabilities
Payable for investments purchased	$559
Payable for fund shares redeemed	4,518
Accrued management fee	2,354
Total liabilities		7,431
Net Assets		$28,519,488
Net Assets consist of:
Paid in capital		$28,614,216
Total accumulated earnings (loss)		(94,728)
Net Assets		$28,519,488
Net Asset Value, offering price and redemption price per share ($28,519,488 ÷ 2,750,511 shares)		$10.37
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends:
Unaffiliated issuers		$124,712
Affiliated issuers		555,303
Interest		73
Income from Fidelity Central Funds		193,809
Total income		873,897
Expenses
Management fee	$39,853
Independent trustees' fees and expenses	73
Miscellaneous	66
Total expenses before reductions	39,992
Expense reductions	(13,749)
Total expenses after reductions		26,243
Net Investment income (loss)		847,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,178)
Fidelity Central Funds	(3,101)
Other affiliated issuers	(285,572)
Futures contracts	(1,449)
Total net realized gain (loss)		(303,300)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	336,244
Fidelity Central Funds	135,395
Other affiliated issuers	3,237,618
Futures contracts	673
Total change in net unrealized appreciation (depreciation)		3,709,930
Net gain (loss)		3,406,630
Net increase (decrease) in net assets resulting from operations		$4,254,284
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$847,654	$716,841
Net realized gain (loss)	(303,300)	(1,201,558)
Change in net unrealized appreciation (depreciation)	3,709,930	1,481,299
Net increase (decrease) in net assets resulting from operations	4,254,284	996,582
Distributions to shareholders	(856,404)	(840,168)

Share transactions
Proceeds from sales of shares	4,942,619	6,744,977
Reinvestment of distributions	824,498	820,452
Cost of shares redeemed	(4,545,234)	(3,231,067)

Net increase (decrease) in net assets resulting from share transactions	1,221,883	4,334,362
Total increase (decrease) in net assets	4,619,763	4,490,776

Net Assets
Beginning of period	23,899,725	19,408,949
End of period	$28,519,488	$23,899,725

Other Information
Shares
Sold	514,044	721,609
Issued in reinvestment of distributions	85,126	89,465
Redeemed	(468,889)	(345,817)
Net increase (decrease)	130,281	465,257

Financial Highlights
Fidelity® Health Savings Index Fund

Years ended September 30,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.12	$9.01	$11.06	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.29	.32	.17	.06
Net realized and unrealized gain (loss)	1.26	.18	(2.06)	.66	.40
Total from investment operations	1.57	.47	(1.74)	.83	.46
Distributions from net investment income	(.32)	(.36)	(.28)	(.14)	(.05)
Distributions from net realized gain	-	-	(.03)	(.04)	-
Total distributions	(.32)	(.36)	(.31)	(.18)	(.05)
Net asset value, end of period	$10.37	$9.12	$9.01	$11.06	$10.41
Total Return D,E	17.46%	5.30%	(16.22)%	7.99%	4.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.15%	.16%	.15%	.15%	.15% H
Expenses net of fee waivers, if any	.10%	.11%	.10%	.10%	.10% H
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% H
Net investment income (loss)	3.19%	3.14%	3.08%	1.51%	.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$28,519	$23,900	$19,409	$16,864	$3,609
Portfolio turnover rate I	25%	49%	32%	42%	71% H

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,704,200
Gross unrealized depreciation	(1,173,505)
Net unrealized appreciation (depreciation)	$1,530,695
Tax Cost	$26,980,557

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$28,978
Capital loss carryforward	$(1,654,398)
Net unrealized appreciation (depreciation) on securities and other investments	$1,530,695

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(364,857)
Long-term	(1,289,541)
Total capital loss carryforward	$(1,654,398)

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$856,404	$840,168
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	8,269,912	6,527,281
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Health Savings Index Fund	10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2026. For the period, management fees were reduced by $13,284.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $465.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Index Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 33.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $600,886 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the fund qualify for the dividends-received deduction for corporate shareholders:

November, 2023	9%
December, 2023	11%
February, 2024	3%
March, 2024	3%
April, 2024	3%
May, 2024	3%
June, 2024	3%
July, 2024	3%
August, 2024	3%
September, 2024	3%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

November, 2023	24.89%
December, 2023	29.63%
February, 2024	4.23%
March, 2024	4.23%
April, 2024	4.23%
May, 2024	4.23%
June, 2024	4.23%
July, 2024	4.23%
August, 2024	4.23%
September, 2024	4.23%

A percentage of the dividends distributed during the fiscal year for the fund are section 199A dividends:

November, 2023	0.83%
December, 2023	0.98%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividends distributed during calendar year 2023:

	Pay Date	Income	Taxes
Fidelity Health Savings Index Fund
	02/06/2023	$0.0002	$0.0000
	03/06/2023	$0.0015	$0.0001
	04/06/2023	$0.0023	$0.0002
	05/08/2023	$0.0043	$0.0003
	06/05/2023	$0.0018	$0.0001
	07/10/2023	$0.0023	$0.0002
	08/07/2023	$0.0026	$0.0002
	09/11/2023	$0.0016	$0.0001
	10/09/2023	$0.0020	$0.0001
	11/06/2023	$0.0031	$0.0002
	12/29/2023	$0.0259	$0.0018

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividends distributed during calendar year 2022:

	Pay Date	Income	Taxes
Fidelity Health Savings Index Fund
	02/07/2022	$0.0002	$0.0000
	03/07/2022	$0.0005	$0.0000
	04/04/2022	$0.0005	$0.0001
	05/09/2022	$0.0011	$0.0001
	06/06/2022	$0.0005	$0.0001
	07/05/2022	$0.0005	$0.0000
	08/08/2022	$0.0010	$0.0001
	09/06/2022	$0.0005	$0.0001
	10/10/2022	$0.0049	$0.0005
	11/07/2022	$0.0009	$0.0001
	12/30/2022	$0.0115	$0.0011

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	20,490,883,158.99	95.36
Withheld	997,950,021.08	4.64
TOTAL	21,488,833,180.07	100.00
Jennifer Toolin McAuliffe
Affirmative	20,474,048,289.39	95.28
Withheld	1,014,784,890.68	4.72
TOTAL	21,488,833,180.07	100.00
Christine J. Thompson
Affirmative	20,499,307,535.14	95.40
Withheld	989,525,644.93	4.60
TOTAL	21,488,833,180.07	100.00
Elizabeth S. Acton
Affirmative	20,434,203,160.17	95.09
Withheld	1,054,630,019.90	4.91
TOTAL	21,488,833,180.07	100.00
Laura M. Bishop
Affirmative	20,462,855,203.38	95.23
Withheld	1,025,977,976.69	4.77
TOTAL	21,488,833,180.07	100.00
Ann E. Dunwoody
Affirmative	20,428,077,463.69	95.06
Withheld	1,060,755,716.38	4.94
TOTAL	21,488,833,180.07	100.00
John Engler
Affirmative	20,322,992,779.98	94.57
Withheld	1,165,840,400.09	5.43
TOTAL	21,488,833,180.07	100.00
Robert F. Gartland
Affirmative	20,393,447,091.93	94.90
Withheld	1,095,386,088.14	5.10
TOTAL	21,488,833,180.07	100.00
Robert W. Helm
Affirmative	20,453,072,361.18	95.18
Withheld	1,035,760,818.89	4.82
TOTAL	21,488,833,180.07	100.00
Arthur E. Johnson
Affirmative	20,355,677,841.86	94.73
Withheld	1,133,155,338.21	5.27
TOTAL	21,488,833,180.07	100.00
Michael E. Kenneally
Affirmative	20,412,735,935.49	94.99
Withheld	1,076,097,244.58	5.01
TOTAL	21,488,833,180.07	100.00
Mark A. Murray
Affirmative	20,431,159,374.63	95.08
Withheld	1,057,673,805.44	4.92
TOTAL	21,488,833,180.07	100.00
Carol J. Zierhoffer
Affirmative	20,496,998,425.10	95.38
Withheld	991,834,754.97	4.62
TOTAL	21,488,833,180.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Health Savings Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").

The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to waive 0.05% of the fund's management fee through January 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9897521.104
HSI-ANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024